As filed with the Securities and Exchange Commission on November 30, 2010

Registration Nos. 2-38512 811-2125

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 50	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 50	☑

EQUITRUST SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)
5400 University Avenue
West Des Moines, Iowa 50266
(Address of Principal Executive Offices) (Zip Code)
(515) 225-5586
(Registrant’s Telephone Number, Including Area Code)
David A. McNeill, Esquire
5400 University Avenue
West Des Moines, Iowa 50266
(Name and Address of Agent for Service)

Copy to:
James A. Arpaia, Esquire
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on December 1, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EquiTrust Series Fund, Inc. —
Class A Shares
Class B Shares

Prospectus
December 1, 2010

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586 (Des Moines)

www.equitrustmutualfunds.com

Shareholder Account Access
now available at www.equitrustmutualfunds.com

737-018(12/10)

EquiTrust Series Fund, Inc.

MONEY MARKET PORTFOLIO — CLASS A (N/A) — CLASS B (N/A)
HIGH GRADE BOND PORTFOLIO — CLASS A (FHBAX) — CLASS B (FBHBX)
STRATEGIC YIELD PORTFOLIO — CLASS A (FSYAX) — CLASS B (FBYBX)
MANAGED PORTFOLIO — CLASS A (FMNAX) — CLASS B (FBMGX)
VALUE GROWTH PORTFOLIO — CLASS A (FVGAX) — CLASS B (FABUX)
BLUE CHIP PORTFOLIO — CLASS A (FBUAX) — CLASS B (FBBLX)

PROSPECTUS

Dated December 1, 2010

CLASS A SHARES
CLASS B SHARES

EquiTrust Series Fund, Inc. (the Fund) is an open-end, diversified management investment company consisting of six portfolios (the Portfolio(s)), each with its own investment objective(s), investment policies, restrictions and attendant risks. This Prospectus describes each Portfolio in some detail please read it and retain it for future reference. This Prospectus describes the Class A Shares and Class B Shares of the Portfolios.

The Securities and Exchange Commission has not approved or disapproved shares of the Fund or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

EquiTrust Mutual Funds
5400 University Avenue
West Des Moines, Iowa 50266
877-860-2904

Yield and Purchase Information
Toll Free 877-860-2904
Des Moines 515-225-5586

Money Market Portfolio
Investment Objective

The Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio intends to maintain a stable value of $1.00 per share.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%
Other Expenses	1.60%	2.24%
Total Annual Fund Operating Expenses	2.10%	2.99%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Class A	$213	$ 658	$1,129	$2,431
Class B	$802	$1,324	$1,772	$3,308

Principal Investment Strategies

This Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. At least 97% of the Portfolio’s assets must be rated in the highest short-term category by a nationally recognized statistical rating organization (“NRSRO”) (e.g., P-1 by Moody’s Investors Services, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Corporation (“S&P”)) (or its unrated equivalent), and 100% of the Portfolio’s assets must be invested in securities rated in the two highest rating categories by an NRSRO (P-1/P-2 by Moody’s or A-1/A-2 by S&P). The Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less.

Principal Risks

As with any money market fund, the Portfolio is subject to interest rate risk. The Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates; therefore, the yield paid by the Portfolio will vary with changes in interest rates and there is a possibility that the Portfolio’s share value could fall below $1.00, which could reduce the value of your investment. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Portfolio Performance

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Class A Shares were not offered until December 1, 2005.

Annual Returns
(Class B Shares)
Calendar Years

Best Quarter:	3Q 2000	1.21%

Worst Quarter:	1Q 2004	0.02%

*	Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown.

**	The year-to-date Class B Shares return as of September 30, 2010 was 0.09%.

The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Money Market Portfolio to those of a broad-based securities market index over the periods shown.

Average Annual Total Return	One Year	Five Years	Ten Years	Since Inception*
(for periods ended December 31, 2009)

Money Market Portfolio (Class B Shares)	(4.87)%	1.17%	1.54%	NA
Money Market Portfolio (Class A Shares)	0.13%	NA	NA	1.82%
0-3 Month T-Bill Index (does not reflect any fees, expenses or taxes)	0.14%	2.88%	2.84%	2.87%

*	Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for the Class A Shares are from December 1, 2005, the commencement date of the share class.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

MANAGEMENT

Investment Adviser

EquiTrust Investment Management Services, Inc.

Portfolio Manager

Sarah Biermann
Investment Analyst
Portfolio Manager for the Portfolio since 2006

BUYING AND SELLING PORTFOLIO SHARES

The minimum initial purchase for Class A Shares of the Portfolio is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans. Class B Shares are no longer offered.

You may redeem Class A or Class B Shares of the Portfolio by mail or telephone on any day the New York Stock Exchange is open for trading.

TAX INFORMATION

The Portfolio intends to make distributions that may be taxed as ordinary income.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

High Grade Bond Portfolio
Investment Objective

The Portfolio seeks to generate as high a level of current income as is consistent with investment in a diversified portfolio of high grade income-bearing debt securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%
Other Expenses	0.86%	1.34%
Total Annual Fund Operating Expenses	1.51%	2.24%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Class A	$523	$ 834	$1,168	$2,109
Class B	$727	$1,100	$1,400	$2,575

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

How does this Portfolio pursue its objective?

To keep current income relatively stable and to limit share price volatility, under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high grade bonds. (The Portfolio’s 80% policy may be changed without a shareholder vote; however, the Portfolio will provide shareholders 60 days’ notice prior to any such change.) The Portfolio intends to maintain an intermediate (typically 2-7 years) average portfolio duration. High grade bonds are debt securities rated, at the time of purchase, in the three highest rating categories by an NRSRO (e.g., A or higher by either Moody’s or S&P) or unrated securities that EquiTrust Investment Management Services, Inc. (the “Adviser”) determines are of comparable quality.

The Portfolio may invest in a broad range of debt securities of domestic corporate and government issuers. The corporate securities in which the Portfolio may invest include debt securities of various types and maturities, e.g., debentures, notes, mortgage-backed securities, capital securities and other collateralized or asset-backed securities, as well as “junk” bonds. (Junk bonds are those rated, at the time of purchase, below the fourth credit grade by an NRSRO (e.g., Ba/BB or below by Moody’s/S&P) or unrated securities that the Adviser determines are of comparable quality.) The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody’s; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody’s. The Portfolio will not directly purchase common stocks. However, it may retain up to 10% of the value of its assets in common stocks acquired either by conversion of debt securities or by the exercise of warrants attached to debt securities. The Portfolio may also invest up to 25% of its net assets in debt securities of foreign issuers as consistent with its investment objective.

Principal Risks

As with most income mutual funds, the Portfolio is subject to interest rate risk. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. Other factors may affect the market price and yield of the Portfolio’s securities, including investor demand and domestic and worldwide economic conditions. In addition, the Portfolio is subject to credit and market risks. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer.

To the extent that it invests in non-investment grade securities (i.e., “junk” bonds), the Portfolio may be affected by above-average credit, market and other risks, including liquidity risk. Liquidity risk is the risk that junk bonds may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

The Portfolio’s investments in securities of foreign issuers are subject to currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

To the extent the Portfolio invests in mortgage-backed securities, capital securities and other collateralized or asset-backed securities, it is subject to credit, extension, prepayment and interest rate risks. Extension risk is the risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value. Prepayment risk is the risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s returns.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

Portfolio Performance

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Class A Shares were not offered until December 1, 2005.

Annual Returns
(Class B Shares)
Calendar Years

Best Quarter:	3Q 2009	4.72%

Worst Quarter:	3Q 2008	(4.57)%

*	Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown.

**	The year-to-date Class B Shares return as of September 30, 2010 was 7.82%.

The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the High Grade Bond Portfolio to those of a broad-based securities market index over the periods shown.

Average Annual Total Return	One Year	Five Years	Ten Years	Since Inception*
(for periods ended December 31, 2009)

High Grade Bond Portfolio (Class B Shares)
Return Before Taxes	6.48%	3.01%	5.01%	NA
Return After Taxes on Distributions	5.11%	1.58%	3.38%	NA
Return After Taxes on Distributions and Sale of Portfolio Shares	5.11%	1.73%	3.38%	NA
High Grade Bond Portfolio (Class A Shares)
Return Before Taxes	7.53%	NA	NA	3.41%
Barclays Capital U.S. Aggregate Index (does not reflect any fees or expenses)	5.93%	4.97%	6.33%	5.74%

*	Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for the Class A Shares are from December 1, 2005, the commencement date of the share class.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

MANAGEMENT

Investment Adviser

EquiTrust Investment Management Services, Inc.

Portfolio Manager

Bob Rummelhart
Investment Vice President
Portfolio Manager of the Portfolio since 1987.

BUYING AND SELLING PORTFOLIO SHARES

The minimum initial purchase for Class A Shares of the Portfolio is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans. Class B Shares are no longer offered.

You may redeem Class A or Class B Shares of the Portfolio by mail or telephone on any day the New York Stock Exchange is open for trading.

TAX INFORMATION

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Strategic Yield Portfolio
Investment Objective

The Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%
Other Expenses	0.96%	1.32%
Total Annual Fund Operating Expenses	1.76%	2.37%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Class A	$547	$ 908	$1,293	$2,370
Class B	$740	$1,139	$1,465	$2,706

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio pursues its investment objective by investing primarily (i.e., at least 65% of total assets) in fixed-income securities, including convertible and non-convertible debt securities and preferred stock, rated Baa/BBB or lower by Moody’s/S&P (and their unrated equivalents) including “junk” bonds; or in other high-yielding/high-risk securities the Adviser believes offer attractive risk/return characteristics. The remaining assets may be held in cash or investment-grade commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements.

The Portfolio may also invest in mortgage-backed securities, capital securities and other collateralized or asset-backed securities. The Portfolio may invest up to 25% of its net assets in debt securities of foreign issuers as consistent with its investment objective.

Principal Risks

This Portfolio is subject to above-average interest rate and credit risks. Interest rate risk is the risk of declines in market value of an income bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. You should expect greater fluctuations in share price, yield and total return compared to mutual funds holding bonds and other income-bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated.

Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in poor financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Junk bonds may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

To the extent that it invests in securities of foreign issuers, the Portfolio may be affected by currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

The Portfolio’s investments in mortgage-backed securities and other collateralized or asset-backed securities are subject to credit, extension, prepayment and interest rate risks. Extension risk is the risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value. Prepayment risk is the risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s returns.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

Portfolio Performance

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Class A Shares were not offered until December 1, 2005.

Annual Returns
(Class B Shares)
Calendar Years

Best Quarter:	2Q 2009	15.34%

Worst Quarter:	4Q 2008	(7.44)%

*	Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown.

**	The year-to-date Class B Shares return as of September 30, 2010 was 10.39%.

The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Strategic Yield Portfolio to those of the Barclays Capital U.S. Credit/High Yield Index and the Barclays Capital U.S. Corporate High Yield Index over the periods shown. The Barclays Capital U.S. Credit/High Yield and the Barclays Capital U.S. Corporate High Yield indices are widely recognized, unmanaged indices of corporate and high yield bond market performance, respectively.

Average Annual Total Return	One Year	Five Years	Ten Years	Since Inception*
(for periods ended December 31, 2009)

Strategic Yield Portfolio (Class B Shares)
Return Before Taxes	16.65%	2.46%	5.21%	NA
Return After Taxes on Distributions	14.48%	0.60%	3.06%	NA
Return After Taxes on Distributions and Sale of Portfolio Shares	14.48%	0.99%	3.15%	NA
Strategic Yield Portfolio (Class A Shares)
Return Before Taxes	17.39%	NA	NA	2.48%
Barclays Capital U.S. Credit/High Yield Index (does not reflect any fees or expenses)	22.00%	5.00%	6.71%	5.84%
Barclays Capital U.S. Corporate High Yield Index (does not reflect any fees or expenses)	58.20%	6.46%	6.71%	7.48%

*	Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for the Class A Shares are from December 1, 2005, the commencement date of the share class.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

MANAGEMENT

Investment Adviser

EquiTrust Investment Management Services, Inc.

Portfolio Manager

Bob Rummelhart
Investment Vice President
Portfolio Manager of the Portfolio since 1987.

BUYING AND SELLING PORTFOLIO SHARES

The minimum initial purchase for Class A Shares of the Portfolio is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans. Class B Shares are no longer offered.

You may redeem Class A or Class B Shares of the Portfolio by mail or telephone on any day the New York Stock Exchange is open for trading.

TAX INFORMATION

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Managed Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks the highest level of total return through income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%
Other Expenses	0.77%	1.14%
Total Annual Fund Operating Expenses	1.62%	2.24%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Class A	$730	$1,057	$1,406	$2,386
Class B	$727	$1,100	$1,400	$2,575

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio pursues its objective through a fully managed investment policy consisting of investment in the following three market sectors: (1) common stocks and other equity securities, (2) high grade debt securities and (3) money market instruments.

The Portfolio invests in both securities of companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market (i.e., “value stocks”) and securities of those companies that display more traditional growth characteristics such as established records of growth in sales and earnings. The Portfolio also invests in high grade bonds and money market securities. There are no restrictions as to the proportion of one or another type of security which the Portfolio may hold. Accordingly, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

The Portfolio may also invest in mortgage-backed securities, capital securities, and other collateralized or asset-backed securities. The Portfolio may invest up to 25% of its net assets in equity securities of foreign issuers as consistent with its investment objective.

Principal Risks

As with any mutual fund that invests in stocks and bonds, the Portfolio is subject to market, financial and interest rate risks. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. For income bearing securities, financial risk is credit risk or the risk that the issuer of the security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. For equity securities, financial risk is the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value. Interest rate risk is the risk of declines in market value of an income bearing investment due to changes in prevailing interest rates.

To the extent that it invests in non-investment grade securities (i.e., “junk” bonds), the Portfolio may be affected by additional risks relating to above-average credit, market and other risk, including liquidity risk. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. Liquidity risk is the risk that junk bonds may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

The Portfolio’s investments in securities of foreign issuers are subject to currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

To the extent the Portfolio invests in mortgage-backed securities and other collateralized or asset-backed securities, it is subject to credit, extension, prepayment and interest rate risks. Extension risk is the risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value. Prepayment risk is the risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s returns.

The Portfolio may be subject to the risk of value investing. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value. Further, while the Portfolio’s investments in value stocks may limit the overall downside risk of the Portfolio over time, the Portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. In addition, the Portfolio is subject to credit risk. To the extent the Portfolio is substantially invested in money market instruments, the Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

Portfolio Performance

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Class A Shares were not offered until December 1, 2005.

Annual Returns
(Class B Shares)
Calendar Years

Best Quarter:	2Q 2003	12.33%

Worst Quarter:	4Q 2008	(13.19)%

*	Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown.

**	The year-to-date Class B Shares return as of September 30, 2010 was 4.57%.

The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Managed Portfolio to those of a broad-based securities benchmark over the periods shown.

Average Annual Total Return	One Year	Five Years	Ten Years	Since Inception*
(for periods ended December 31, 2009)

Managed Portfolio (Class B Shares)
Return Before Taxes	11.09%	1.22%	6.03%	NA
Return After Taxes on Distributions	10.90%	0.59%	5.35%	NA
Return After Taxes on Distributions and Sale of Portfolio Shares	10.90%	1.01%	5.35%	NA
Managed Portfolio (Class A Shares)
Return Before Taxes	9.79%	NA	NA	0.03%
S&P 500 Index (does not reflect any fees or expenses)	26.46%	0.42%	(0.95)%	(0.65)%

*	Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for the Class A Shares are from December 1, 2005, the commencement date of the share class.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

MANAGEMENT

Investment Adviser

EquiTrust Investment Management Services, Inc.

Portfolio Managers

Doug Higgins
Securities Vice President
Portfolio Manager of the Portfolio since 2008.

Mark Sandbulte
Associate Portfolio Manager of the Portfolio since 2008.

Justin Carley
Investment Analyst for the Portfolio since 2005.

BUYING AND SELLING PORTFOLIO SHARES

The minimum initial purchase for Class A Shares of the Portfolio is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans. Class B Shares are no longer offered.

You may redeem Class A or Class B Shares of the Portfolio by mail or telephone on any day the New York Stock Exchange is open for trading.

TAX INFORMATION

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Value Growth Portfolio
Investment Objective

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%
Other Expenses	0.70%	1.05%
Total Annual Fund Operating Expenses	1.45%	2.05%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Class A	$714	$1,007	$1,322	$2,210
Class B	$708	$1,043	$1,303	$2,379

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or ‘turns over‘ its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio pursues its investment objective by investing primarily (i.e., at least 65% of total assets) in equity securities of any size companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market (i.e., “value stocks”). It also may invest in “special situation” companies. (Special situation companies are ones that, in the Adviser’s opinion, have potential for significant future earnings growth but have not performed well in the recent past. These companies may include ones with management changes, corporate or asset restructuring or significantly undervalued assets.)

The Adviser’s value analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-total capital. The Adviser attempts to determine the fundamental value of a company by evaluating key financial ratios and analyzing the company’s balance sheet (e.g., comparing the company’s assets with the purchase price of similar recently acquired assets) as well as by using dividend discounting models.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when it believes the overall profitability outlook for the issuer has substantially diminished.

The Portfolio may also invest in capital securities and up to 25% of its net assets in equity securities of foreign issuers as consistent with its investment objective.

Principal Risks

As with any mutual fund that invests in equity securities, this Portfolio is subject to market and financial risks. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. Financial risk is the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value. Because the Portfolio invests primarily in value stocks, it is subject to the risks of value investing. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value. Further, while the Portfolio’s investments in value stocks may limit the overall downside risk of the Portfolio over time, the Portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The equity securities in which the Portfolio invests include the equity securities of “special situation” companies. The Portfolio’s investments in special situation companies bear the risk that the special situation will not develop as favorably as expected, or the situation may deteriorate. For example, a merger with favorable implications may be blocked or a bankruptcy may not be as profitably resolved as had been expected. Investments in medium- and smaller-size companies are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of larger-size companies. Because the securities of most medium- and smaller-size companies are not as broadly traded as those of larger-size companies, these securities are often subject to wider and more abrupt fluctuations in the market price. In the past, there have been prolonged periods when these securities have substantially underperformed or outperformed the securities of larger-size companies. In addition, medium- and smaller-size companies generally have fewer assets available to cushion an unforeseen adverse occurrence. Therefore, such an occurrence may have a disproportionately negative impact on these companies.

The Portfolio’s investments in securities of foreign issuers are subject to currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

Portfolio Performance

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Class A Shares were not offered until December 1, 2005.

Annual Returns
(Class B Shares)
Calendar Years

Best Quarter:	2Q 2003	16.63%

Worst Quarter:	4Q 2008	(20.92)%

*	Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown.

**	The year-to-date Class B Shares return as of September 30, 2010 was 2.17%.

The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Value Growth Portfolio to those of a broad-based securities benchmark over the periods shown.

Average Annual Total Return	One Year	Five Years	Ten Years	Since Inception*
(for periods ended December 31, 2009)

Value Growth Portfolio (Class B Shares)
Return Before Taxes	19.73%	0.17%	4.85%	NA
Return After Taxes on Distributions	19.68%	0.04%	4.71%	NA
Return After Taxes on Distributions and Sale of Portfolio Shares	19.68%	0.15%	4.71%	NA
Value Growth Portfolio (Class A Shares)
Return Before Taxes	18.10%	NA	NA	(1.78)%
S&P 500 Index (does not reflect any fees or expenses)	26.46%	0.42%	(0.95)%	(0.65)%

*	Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for the Class A Shares are from December 1, 2005, the commencement date of the share class.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

MANAGEMENT

Investment Adviser

EquiTrust Investment Management Services, Inc.

Portfolio Managers

Doug Higgins
Securities Vice President
Portfolio Manager of the Portfolio since 2008.

Mark Sandbulte
Associate Portfolio Manager of the Portfolio since 2008.

Justin Carley
Investment Analyst for the Portfolio since 2005.

BUYING AND SELLING PORTFOLIO SHARES

The minimum initial purchase for Class A Shares of the Portfolio is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans. Class B Shares are no longer offered.

You may redeem Class A or Class B Shares of the Portfolio by mail or telephone on any day the New York Stock Exchange is open for trading.

TAX INFORMATION

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Blue Chip Portfolio
Investment Objective

The Portfolio seeks long-term growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%
Other Expenses	0.84%	1.14%
Total Annual Fund Operating Expenses	1.34%	1.89%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Class A	$704	$975	$1,267	$2,095
Class B	$692	$994	$1,221	$2,212

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio pursues its objective by investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of well-capitalized, established companies that the Adviser considers to be “blue chip” companies. (The Portfolio’s 80% policy may be changed without a shareholder vote; however, the Portfolio will provide shareholders 60 days’ notice prior to any such change.) The Portfolio focuses on common stocks of approximately 50 large, well-known companies that the Adviser believes to collectively comprise a representative cross-section of major industries, commonly referred to as “blue chip” companies, which are generally identified by their substantial capitalization, established history of earnings and superior management structure. Blue chip companies typically fall in the top 20% of U.S. companies by market capitalization. With respect to 25% of its total assets, the Portfolio may, from time to time, hold more than 5% of its assets in one or more such companies.

Principal Risks

What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in equity securities, the Portfolio is subject to market and financial risks. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. Financial risk is the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value.

The equity securities in which the Portfolio primarily invests are considered “growth stocks.” Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potential and broader economic activity. Because the Portfolio invests in larger, more established companies, the Portfolio may underperform in markets that do not favor growth stock funds.

The Portfolio may also be subject to non-diversification risk, the risk that investment in a limited number of companies will expose the Portfolio, to a greater extent than if investments were spread across more companies, to losses arising from adverse developments affecting those companies.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

Portfolio Performance

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Class A Shares were not offered until December 1, 2005.

Annual Returns
(Class B Shares)
Calendar Years

Best Quarter:	2Q 2003	14.90%

Worst Quarter:	3Q 2002	(17.36)%

*	Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown.

**	The year-to-date Class B Shares return as of September 30, 2010 was 2.21%.

The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Blue Chip Portfolio to those of a broad-based securities benchmark over the periods shown.

Average Annual Total Return	One Year	Five Years	Ten Years	Since Inception*
(for periods ended December 31, 2009)

Blue Chip Portfolio (Class B Shares)
Return Before Taxes	11.41%	(0.62)%	(1.96)%	NA
Return After Taxes on Distributions	11.22%	(0.86)%	(2.15)%	NA
Return After Taxes on Distributions and Sale of Portfolio Shares	11.22%	(0.50)%	(1.40)%	NA
Blue Chip Portfolio (Class A Shares)
Return Before Taxes	10.11%	NA	NA	(1.98)%
S&P 500 Index (does not reflect any fees or expenses)	26.46%	0.42%	(0.95)%	(0.65)%

*	Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for the Class A Shares are from December 1, 2005, the commencement date of the share class.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

MANAGEMENT

Investment Adviser

EquiTrust Investment Management Services, Inc.

Portfolio Managers

Doug Higgins
Securities Vice President
Portfolio Manager of the Portfolio since 2008.

Mark Sandbulte
Associate Portfolio Manager of the Portfolio since 2008.

Justin Carley
Investment Analyst for the Portfolio since 2005.

BUYING AND SELLING PORTFOLIO SHARES

The minimum initial purchase for Class A Shares of the Portfolio is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans. Class B Shares are no longer offered.

You may redeem Class A or Class B Shares of the Portfolio by mail or telephone on any day the New York Stock Exchange is open for trading.

TAX INFORMATION

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, PRIMARY STRATEGIES AND RELATED RISKS

Each Portfolio has its own investment objectives, investment policies, restrictions and attendant risks. An investor should consider each Portfolio separately to determine if it is an appropriate investment. No one can assure that a Portfolio will achieve its investment objective(s) and investors should not consider any one Portfolio alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a Portfolio. The investment objective(s) of each Portfolio and those investment restrictions of a Portfolio that are designated as fundamental cannot be changed without approval of a majority of the outstanding shares of that Portfolio as defined in the SAI. However, each Portfolio’s investment policies and the strategies by which it seeks its objective(s), and those investment restrictions not specifically designated as fundamental, are nonfundamental and may be changed by the Fund’s Board of Trustees without shareholder approval.

The Fund will provide shareholders of the High Grade Bond Portfolio and Blue Chip Portfolio with at least 60 days’ prior notice of any change in such Portfolio’s 80% investment policy.

Notwithstanding their investment objective(s), each Portfolio may from time to time, for temporary defensive purposes, invest all (15% for the Blue Chip Portfolio) of its assets in cash and/or money market instruments of the type in which the Money Market Portfolio invests. As a result of taking such a temporary defensive position, a Portfolio may not achieve its investment objective(s).

Money Market Portfolio

The Money Market Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio intends to maintain a stable value of $1.00 per share.

The Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. The Adviser will invest at least 97% of the Portfolio’s assets in money market instruments rated in the highest short-term category (or the unrated equivalent), and 100% of the Portfolio’s assets in securities rated in the two highest short-term categories. The Portfolio maintains a dollar-weighted average maturity of 60 days or less.

The Money Market Portfolio is subject to little market or credit risk because it invests in high quality short-term investments that reflect current market interest rates. The Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

High Grade Bond Portfolio

The High Grade Bond Portfolio seeks to generate as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities.

To keep current income relatively stable and to limit share price volatility, under normal circumstances, the Adviser invests at least 80% of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, in high grade fixed-income securities and typically maintains an average portfolio duration of two to seven years. The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody’s; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody’s. The Portfolio will not directly purchase common stocks. However, it may retain up to 10% of the value of its assets in common stocks acquired either by conversion of debt securities or by the exercise of warrants attached to debt securities.

In determining whether to sell a security, the Adviser considers the relative value of the security as compared to the relative value of the securities available for purchase based on the Adviser’s outlook for interest rates, interest rate volatility, the security’s asset class, credit quality of the issuer, issuer-specific risks and the economy in general.

The High Grade Bond Portfolio is subject to moderate levels of interest rate risk and relatively low levels of credit risk and current income volatility.

Strategic Yield Portfolio

The Strategic Yield Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.

Under normal circumstances, the Portfolio’s assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. The remaining assets may be held in cash or investment-grade commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements. The Portfolio does not intend to invest in common stocks or other equity securities, but may acquire or hold such securities when acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion or exchange of fixed-income securities.

The premise of the Strategic Yield Portfolio is that over long periods of time, a broadly diversified portfolio of lower-rated, higher-yielding debt securities should, net of capital losses, provide a higher net return than a similarly diversified portfolio of higher-rated, lower-yielding debt securities. (See “INVESTMENT OBJECTIVES AND TECHNIQUES — Investment Strategies and Techniques — Lower-Rated Debt Securities” in the SAI.) The Portfolio generally does not invest in bonds rated Ca/Cc or lower. The Adviser attempts to minimize the risks of higher-yielding debt securities by:

•	constructing a portfolio of such securities diversified by industry, geography, maturity, duration and credit quality;

•	performing credit analysis independent of rating agencies and attempting to acquire securities of issuers whose financial position is more sound than ratings would indicate; and

•	acquiring or disposing of particular securities to take advantage of anticipated changes and trends in the economy and financial markets.

The Adviser’s judgment of the risk of any particular security is a function of its experience with higher-yielding debt securities, its evaluation of general economic and securities market conditions, and the financial position of a security’s issuer. Under certain market conditions, the Adviser may sacrifice yield in order to adopt a defensive posture designed to preserve capital. A defensive posture could include, among other strategies, acquiring discount securities.

In determining whether to sell a security, the Adviser considers the relative value of the security as compared to the relative value of the securities available for purchase based on the Adviser’s outlook for interest rates, interest rate volatility, the security’s asset class, credit quality of the issuer, issuer-specific risks and the economy in general.

The Strategic Yield Portfolio is subject to relatively high levels of credit risk, moderate levels of interest rate risk and relatively low levels of current income volatility.

Managed Portfolio

The Managed Portfolio seeks the highest level of total return through income and capital appreciation.

The Adviser uses a fully managed approach in selecting investments for the Portfolio and may allocate the Portfolio’s investments in any manner among the equity, debt and money market sectors. Therefore, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

The Adviser generally selects the Portfolio’s equity investments using a value approach. Such an analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-total capital. The Adviser attempts to determine the fundamental value of a company by evaluating key financial ratios and analyzing the company’s balance sheet (e.g., comparing the company’s assets with the purchase price of similar recently acquired assets) as well as by using dividend discounting models. The Adviser’s use of a value-oriented analysis may at times result in the acquisition of equity securities of medium- and smaller-size companies or in securities of companies that are out of favor in the market.

In selecting the Portfolio’s debt securities, under normal circumstances, the Adviser selects high grade fixed-income securities. For the Portfolio’s money market instruments, the Adviser invests in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when it believes the overall profitability outlook for the issuer has substantially diminished.

The Managed Portfolio is subject to moderate levels of market, financial, interest rate and credit risk, and relatively low levels of current income volatility, although current income could be higher if the Portfolio is heavily invested in short-term money market instruments.

Value Growth Portfolio

The Value Growth Portfolio seeks long-term capital appreciation.

The Adviser follows a value approach in investing the Portfolio’s assets. Such an analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-total capital. The Adviser attempts to determine the fundamental value of a company by evaluating key financial ratios and analyzing the company’s balance sheet (e.g., comparing the company’s assets with the purchase price of similar recently acquired assets) as well as by using dividend discounting models. The Adviser’s use of a value-oriented analysis may at times result in the acquisition of equity securities of medium- and smaller-size companies or in securities of companies that are out of favor in the market. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value. Further, while the Portfolio’s investments in value stocks may limit the overall downside risk of the Portfolio over time, the Portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The equity securities in which the Portfolio invests include the equity securities of “special situation” companies. The Portfolio’s investments in special situation companies bear the risk that the special situation will not develop as favorably as expected, or the situation may deteriorate. For example, a merger with favorable implications may be blocked or a bankruptcy may not be as profitably resolved as had been expected. Investments in medium- and smaller-size companies are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of larger-size companies. Because the securities of most medium- and smaller-size companies are not as broadly traded as those of larger-size companies, these securities are often subject to wider and more abrupt fluctuations in the market price. In the past, there have been prolonged periods when these securities have substantially underperformed or outperformed the securities of larger-size companies. In addition, medium- and smaller-size companies generally have fewer assets available to cushion an unforeseen adverse occurrence. Therefore, such an occurrence may have a disproportionately negative impact on these companies.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when it believes the overall profitability outlook for the issuer has substantially diminished.

The Value Growth Portfolio is subject to moderate levels of both market and financial risk.

Blue Chip Portfolio

The Blue Chip Portfolio seeks long-term growth of capital and income.

Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities of large, well-known companies the Adviser considers to be “blue chip” companies. The Adviser focuses the Portfolio’s investments on the common stocks of approximately 50 large, well-known companies. Blue chip companies are generally identified by their substantial capitalization, established history of earnings and superior management structure. The Adviser selects the companies in which the Portfolio invests based upon whether, taken together, such companies reasonably represent a cross-section of major industries and not on the basis of any analysis of their economic or financial strength or the relative value of the securities.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when it believes the overall profitability outlook for the issuer has substantially diminished.

The Blue Chip Portfolio is subject to moderate levels of both market and financial risk. The Portfolio is subject to the risk of growth stock investing. Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potential and broader economic activity. Because the Portfolio invests in larger, more established companies, the Portfolio may underperform in markets that do not favor growth stock funds. The Portfolio is also subject to non-diversification risk. A non-diversified fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, the Portfolio may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

PRINCIPAL RISK FACTORS

General Discussion of Risks

Equity Securities. To the extent that a Portfolio invests in equity securities, it is subject to market risk. In general, stock values fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions. Accordingly, the value of the equity securities that a Portfolio holds may decline over short or extended periods. The risk of such a decline is known as market risk. The U.S. equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Therefore, the value of an investment in those Portfolios that hold equity securities may increase or decrease. Equity securities are also subject to financial risk, which is the risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income-Bearing Securities. To the extent that a Portfolio invests in income-bearing securities, it is subject to the risk of income volatility, market risk (interest rate risk), financial risk (credit risk) and, as to some Portfolio holdings, prepayment/extension risk. Income volatility refers to the degree and rapidity with which changes in overall market interest rates diminish the level of current income from a portfolio of income-bearing securities. In general, market risk is the risk that when prevailing interest rates decline, the market value of income-bearing securities (particularly fixed-income securities) tends to increase. Conversely, when interest rates increase, the market value of income-bearing securities (particularly fixed-income securities) tends to decline. Financial risk relates to the ability of an issuer of a debt security to pay principal and interest on such security on a timely basis and is the risk that the issuer could default on its obligations and a Portfolio will lose its investment. The credit risks of an income-bearing security may vary based on its priority for repayment. In addition, some subordinated securities such as trust preferred and capital securities notes permit the issuer to defer payments under certain circumstances. Prepayment risk and extension risk are normally present in adjustable rate mortgage loans, mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (prepayment risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors.

Types of Investment Risk

Correlation Risk. The risk that changes in the value of a hedging instrument or hedging technique will not match those of the asset being hedged (hedging is the use of one investment to offset the possible adverse effects of another investment).

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.

Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment.

Current Income Volatility. For income-bearing securities, the risk that the degree and rapidity with which changes in overall market interest rates diminish the level of current income.

Extension Risk. The risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage payments, typically reducing the security’s value.

Financial Risk. For income-bearing securities, credit risk. For equity securities, the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value.

Information Risk. The risk that key information about a security or market is inaccurate or unavailable.

Interest Rate Risk. The risk of declines in market value of an income-bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values.

Leverage Risk. The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as buying securities on margin or using certain derivative contracts or derivative securities. A Portfolio’s gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument. A Portfolio may also incur additional costs in taking a leveraged position (such as interest on borrowing) that may not be incurred in taking a non-leveraged position.

Liquidity Risk. The risk that certain securities or other investments may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. This risk is common to all income-bearing securities and mutual funds that invest in them.

Natural Event Risk. The risk of losses attributable to natural disasters, crop failures and similar events.

Non-Diversification Risk. The risk that a concentration of assets in a limited number of companies will create a greater exposure to losses arising from adverse developments affecting those companies.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political Risk. The risk of losses directly attributable to government actions or political events of any sort.

Prepayment Risk. The risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s return.

Valuation Risk. The risk that the market value of an investment falls substantially below the Portfolio’s valuation of the investment.

DESCRIPTION OF PRINCIPAL SECURITY TYPES AND ASSOCIATED RISKS

Foreign Securities. The Value Growth Portfolio and Managed Portfolio each may invest up to 25% of its net assets in equity and debt securities of foreign issuers, and the High Grade Bond Portfolio and Strategic Yield Portfolio each may invest up to 25% of its net assets in debt securities of foreign issuers, to the extent the purchase of such foreign securities is otherwise consistent with the Portfolio’s investment objectives. Investments are made only in securities of foreign issuers (i.e., companies organized outside the United States) that are traded on U.S. exchanges and payable or denominated in U.S. dollars.

Investments in securities of foreign issuers (including ADRs) may offer potential benefits not available from investments solely in securities of domestic issuers. Investing in securities of foreign issuers involves significant risks that are not typically associated with investing in domestic securities. The risks of foreign securities investments (including ADRs) include market, currency, information, natural event and political risks.

Lower-Rated Debt Securities. The Strategic Yield Portfolio normally invests primarily in income-bearing securities offering high current income. Additionally, the High Grade Bond Portfolio may invest a portion of its assets in such securities. Such high yielding income-bearing securities often do not meet the High Grade or Investment Grade quality level. Securities falling short of Investment Grade are commonly known as “junk bonds.” These lower-rated securities are, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with their terms and generally entail more credit risk than higher-rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities and are subject to market risk. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated securities may depress prices and diminish liquidity for such securities. Factors adversely affecting the market value of lower-rated securities adversely affect a Portfolio’s net asset value. In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its income-bearing securities. Although some risk is inherent in all securities, holders of income-bearing debt securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in such securities generally entails less financial risk than an investment in equity securities of the same issuer.

Lower-rated securities may be issued by corporations in the early stages of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high-yielding lower-rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. An issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated income bearing securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower-rated securities are also subject to interest rate risk and information risk.

Lower-rated income bearing securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from the Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio would likely have to replace such called security with a lower-yielding security, thus decreasing the net investment income to the Portfolio. The premature disposition of a lower-rated high-yielding security because of a call or buy-back feature, the deterioration of the issuer’s creditworthiness or a default may also make it more difficult for a Portfolio to time its receipt of income, which may have federal income tax implications.

A Portfolio may have difficulty disposing of certain lower-rated securities for which there is a thin trading market. Because not all dealers maintain markets in all lower-rated securities, there is no established retail secondary market for many of these securities, and the Adviser anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower-rated securities, it is generally not so liquid as that for Investment Grade securities. The lack of a liquid secondary market may have an adverse impact on the market value of such securities and a Portfolio’s ability to dispose of them when necessary to meet the Portfolio’s liquidity needs, or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Adviser to obtain accurate market quotations for purposes of valuing a Portfolio’s assets. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

It is likely that a major economic recession could severely affect the market for and the values of lower-rated securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

A Portfolio may acquire lower-rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. As such, lower-rated securities may be subject to liquidity and valuation risks. The SAI contains more information about the risks of restricted securities. A Portfolio may acquire lower-rated securities during an initial offering. Such securities involve special risks because they are new issues.

Additional information regarding the rating categories for income-bearing debt securities appears in the appendices of the SAI.

When-Issued and Delayed Delivery Transactions. Any of the Portfolios may purchase newly-issued securities on a “when-issued” basis and may purchase or sell securities on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery to take place at a future date. These transactions allow the Portfolio to lock in an attractive purchase price or yield on a security the Portfolio intends to purchase or an attractive sale price on a security the Portfolio intends to sell. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase or sale and settlement, no payment is made or received by a Portfolio and, for delayed delivery purchases, no interest accrues to the Portfolio. A Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but each Portfolio reserves the right to sell such securities before the settlement date if this is deemed advisable.

At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will segregate liquid securities at least equal in value to the commitment on the Fund’s accounting records, record the transaction and reflect the amount due and the market value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will segregate the security on the Fund’s accounting records, record the transaction and include the proceeds to be received in determining its net asset value. Accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are not reflected in the net asset value so long as the commitment remains in effect.

When-issued and delayed delivery transactions may subject the Portfolios to market, opportunity and leverage risks.

Mortgage-Backed Securities. The High Grade Bond, Strategic Yield, and Managed Portfolios each may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Portfolio. Unscheduled prepayments of principal shorten the securities’ weighted average life and may lower total return. The value of these securities may also change because of changes in the market’s perception of the creditworthiness of the federal agency that issued them. Some mortgage-backed securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury, while others, such as Freddie Mac certificates, are not.

The High Grade Bond, Strategic Yield, and Managed Portfolios each may also purchase or sell collateralized mortgage obligations (“CMOs”), which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Depending on the type of CMOs in which the Portfolio invests, the Portfolio’s investments may be subject to a greater or lesser risk of prepayment (see below) than other types of mortgage-related securities.

Such securities are subject to credit, extension, prepayment and interest rate risks.

Asset-Backed Securities. The High Grade Bond, Strategic Yield, and Managed Portfolios each may invest in various asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another such as motor vehicle receivables, credit card receivables, conditional sales contracts, equipment lease certificates and equipment trust certificates. The Adviser expects that other types of asset-backed securities will be offered to investors in the future.

Such securities are subject to credit, extension, prepayment and interest rate risks.

Capital Securities. Each Portfolio (other than the Money Market and Blue Chip Portfolios) may invest in capital (trust-preferred) securities. Capital securities are issued by trusts or other special purpose entities created to invest in (or pool) junior subordinated debentures. Capital securities pay interest on a fixed schedule (although issuers often may defer interest payments for up to five years) and have a maturity date. Capital securities have no voting rights and have a preference over common and preferred stock, but stand behind senior debt securities in the event of the issuer’s liquidation. The trust or other special purpose entity may terminate and distribute the debentures to holders of the capital securities. Generally, capital securities exhibit characteristics, and entail associated risks, of both debt securities and preferred stock. For purposes of investment limits applicable to a Portfolio, the Fund treats capital securities as debt. For federal income tax purposes, the Internal Revenue Service currently treats them as debt securities as well. In the past, legislation has been proposed that would have changed the federal income tax treatment of capital securities and if this treatment changes in the future, the Adviser would reconsider the appropriateness of continued investment in them.

Short-Term Trading. Each Portfolio may sell securities on a short-term basis to take advantage of market opportunities, to meet anticipated redemption requests or for other similar purposes.

It is the Money Market Portfolio’s intention, generally, to hold securities to maturity. Nevertheless, the Portfolio may sell portfolio securities prior to maturity to realize gains or losses to shorten the Portfolio’s average maturity and may reduce or withhold dividends if it deems such actions appropriate to maintain a stable net asset value. In addition, the Portfolio may attempt, from time to time to increase its yield by trading to take advantage of variations in the markets for short-term money market instruments.

SHARE CLASSES

The Fund offers one class of shares through this prospectus, Class A Shares. Class B Shares are no longer offered. However, existing Class B shareholders may continue as Class B shareholders, continue their reinvestment program of dividends and capital gains distributions into Class B Shares, and exchange their Class B Shares for Class B Shares of the other Portfolios. New or additional investments into Class B Shares, other than those noted above, are not permitted. All Class B Share attributes, including the associated Rule 12b-1 distribution fee, contingent deferred sales charge and conversion features will continue for all Class B Shares outstanding or acquired upon reinvestment of dividends. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure that will affect performance.

The Fund offers Class I Shares through a separate prospectus. Class I Shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) the following investment advisory clients of EquiTrust Investment Management Services, Inc.: (1) affiliated and unaffiliated benefit plans such as qualified retirement plans, and (2) affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, its affiliates, and affiliated state Farm Bureau Federations; (d) directors and trustees of the EquiTrust Mutual Funds; and (e) such other types of accounts as the Adviser of the Fund deems appropriate.

Shares of the Fund’s Portfolios are offered and sold on a continuous basis. The offering or sale price per share will be based on the net asset value (“NAV”) next determined (generally 3:00 p.m. Central time) after a purchase order and payment, or redemption request, respectively, is received in proper form as described under the headings, “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES.” The Fund is open for business on each day the New York Stock Exchange (“NYSE”) is open for trading. The Fund reserves the right to reject any purchase order or to change the minimum purchase requirements at any time.

Class A Shares are offered at NAV plus a maximum sales charge of 5.75% or 3.75%, as described under the heading “SALES CHARGES — Class A Shares.” Class A Shares are also subject to a 0.25% Rule 12b-1 distribution fee and a 0.25% administrative services fee.

Class B Shares are subject to a 0.50% Rule 12b-1 distribution fee, a 0.25% administrative services fee and a contingent deferred sales charge that declines from 5% to zero on certain redemptions made within seven years of purchase. See “SALES CHARGES — Class B Shares” for a description of the contingent deferred sales charge.

While Class B Shares do not have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum sales charge assessed on purchases of Class A Shares.

Conversion Feature — Class B Shares

Class B Shares of a Portfolio will automatically convert to Class A Shares of the same Portfolio at the end of the sixth year after purchase at the relative NAV of the two classes and the front-end sales charge associated with Class A Shares will be waived. Shares purchased through the reinvestment of dividends and capital gains distributions paid with respect to Class B Shares in a shareholder’s account will be converted to Class A Shares on a pro-rata basis.

HOW TO BUY SHARES

Initial Purchase

The minimum initial purchase for each Portfolio account is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans. Purchases of Class A Shares may be subject to an initial sales charge as described under the heading “SALES CHARGES — Class A Shares.” An Application may be obtained by contacting the Fund at the address or phone numbers shown on the cover page of this Prospectus, from a registered representative of any broker-dealer that sells the Fund or on the Fund’s website at www.equitrustmutualfunds.com.

Simply complete the Application and mail it with your check payable to the appropriate Portfolio of the Fund to: EquiTrust Series Fund, Inc., 5400 University Avenue, West Des Moines, Iowa 50266-5997.

Subsequent Purchases

For any subsequent purchase(s), send the Fund a check (no minimum) payable to the appropriate Portfolio of the Fund accompanied by a letter indicating the dollar value of the shares to be purchased and identifying the Portfolio, the account number and registered owner(s).

Purchases by Wire

To make a purchase in the Fund by wire transfer, instruct your bank to “wire transfer” funds to JP Morgan Chase Bank, N.A., ABA #021000021, to the respective Portfolio(s) below, for further credit to your Account registration and Account number(s).

DDA ACCOUNT#	PORTFOLIO
G10544	Value Growth
G10545	High Grade Bond
G10546	Strategic Yield
G10547	Managed
G10548	Money Market
G10549	Blue Chip

Finally, if you are making an initial purchase, complete an Application and mail it to the Fund at the address listed above under “Initial Purchase.”

SALES CHARGES

Class A Shares

Class A Shares of the Managed, Value Growth and Blue Chip Portfolios are offered at NAV per share plus the following sales charge:

	Sales Charge		Dealer Reallowance
	As a % of	As a % of Net	As a % of
Amount of Purchase	Offering Price	Amount Invested*	Offering Price

$0 - $24,999	5.75%	6.10%	5.00%
$25,000 - $49,999	5.00%	5.26%	4.25%
$50,000 - $99,999	4.50%	4.71%	3.75%
$100,000 - $249,999	3.50%	3.63%	2.75%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $749,999	2.00%	2.04%	1.60%
$750,000 - $999,999	1.50%	1.52%	1.20%
$1 million or more	None	None	Up to 1%	(1)

*	Rounded to the nearest one hundredth percent.

(1)	The Fund’s Distributor may pay dealers up to 1% on investments made in Class A Shares.

Class A Shares of the High Grade Bond and Strategic Yield Portfolios are offered at NAV plus the following sales charge:

	Sales Charge		Dealer Reallowance
	As a % of	As a % of Net	As a % of
Amount of Purchase	Offering Price	Amount Invested*	Offering Price

$0 - $24,999	3.75%	3.90%	3.00%
$25,000 - $49,999	3.75%	3.90%	3.00%
$50,000 - $99,999	3.75%	3.90%	3.00%
$100,000 - $249,999	3.50%	3.63%	2.75%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $749,999	2.00%	2.04%	1.60%
$750,000 - $999,999	1.50%	1.52%	1.20%
$1 million or more	None	None	Up to 1%	(1)

*	Rounded to the nearest one hundredth percent.

(1)	The Fund’s Distributor may pay dealers up to 1% on investments made in Class A Shares.

The offering price for Class A Shares is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two places using standard rounding criteria. The number of Portfolio shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to two decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.75%, the offering price would be calculated as follows: $10.25 divided by 1 minus 0.0575 [$10.25/0.9425] equals $10.87533, which, when rounded to two decimal places, equals $10.88. The offering price would be $10.88.

Reductions and Waivers — Class A Shares

Class A shares may be purchased at the rate applicable to the discount bracket attained by combining current investments in Class A Shares of the Portfolios.

For purposes of determining whether you are eligible for a sales charge discount, you and your immediate family (your spouse and your children age 21 or younger) may aggregate your investments in Class A Shares of the Portfolios. This would include, for example, investments held in a retirement account or an employee-benefit plan. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a sales charge discount.

To receive a sales charge discount, you must let the Fund know at the time of purchase that you qualify for such a discount. You may be asked by the Fund to provide account statements or other information regarding related accounts of you and your immediate family in order to verify your eligibility for a sales charge discount.

The same reduced sales charges for Class A Shares also apply to the aggregate amount of purchases made by any purchaser within a 13-month period under a written Letter of Intent (“LOI”) provided by EquiTrust Marketing Services, LLC, the Fund’s Distributor. The LOI, which imposes no obligation to purchase or sell additional Class A Shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares of a Portfolio may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Portfolio being purchased, the value of all Class A Shares of the

Portfolios (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the shareholder.

Class A Shares of a Portfolio may be purchased at NAV by any purchaser provided that the amount invested in such Portfolio or other Portfolios totals at least $1,000,000, including purchases of Class A Shares pursuant to the “Combined Purchase,” “LOI” and “Discount” features described above.

Class A Shares of a Portfolio may also be purchased at NAV by:

•	shareholders in connection with the investment or reinvestment of dividends and capital gains distributions;

•	exchanging Class A Shares of one Portfolio for Class A Shares of another Portfolio;

•	in connection with the acquisition of the assets of or merger or consolidation with another investment company;

•	current or retired employees of FBL Financial Group, its affiliates and affiliated state Farm Bureau Federations, as well as a spouse or minor child(ren) of the employee, or relative of the employee provided the employee is listed in the account registration;

•	current or retired directors and trustees of the EquiTrust Mutual Funds;

•	current registered representatives of EquiTrust Marketing Services, LLC, the Fund’s Distributor, and assistants directly employeed by such representatives, as well as a spouse or minor child(ren) of the representative or assistant, or relative of the representative or assistant provided the representative or assistant is listed in the account registration; and

•	such other types of accounts as the Adviser of the Fund deems appropriate.

Shares are offered at NAV to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this NAV privilege, additional investments can be made at NAV for the life of the account.

The Fund makes available free of charge at www.equitrustmutualfunds.com information regarding the Fund’s sales charges.

Class B Shares

A contingent deferred sales charge (“CDSC”) may be imposed upon redemption of Class B Shares of the Fund. No such charge will be assessed upon redemption on any share appreciation or reinvested dividends. A CDSC is imposed, based upon the lower of the shares’ purchase value or redemption value, in accordance with the following schedule:

Contingent
Deferred Sales
Year of Redemption After Purchase	Charge
First	5%

Second	4%

Third	4%

Fourth	3%

Fifth	2%

Sixth	1%

Seventh and following	0%

The following example illustrates the operation of the CDSC. Assume that you purchased $10,000 of a Portfolio’s shares and that 30 months later the value of the account has grown through investment performance and reinvestment of dividends to $14,000. You then may redeem up to $4,000 ($14,000 minus $10,000) without incurring a CDSC. If you redeem $5,000, a CDSC would be imposed on $1,000 of the redemption. The charge would be imposed at the rate of 4% ($40) because the redemption occurred in the third year after purchase. In determining whether a CDSC is payable, it is assumed that the redemption is made from the earliest purchase of shares.

The CDSC will be waived in the event of the death of the shareholder (including a registered joint owner), with respect to redemptions in connection with distributions from retirement plans of FBL Financial Group, Inc. and its affiliates, with respect to a shareholder’s required minimum distribution from a qualified retirement account or with respect to withdrawals under the Fund’s periodic withdrawal plan. EquiTrust Marketing Services, LLC, the Fund’s Distributor, receives all contingent deferred sales charges directly.

The Fund makes available free of charge at www.equitrustmutualfunds.com information regarding the Fund’s CDSC.

HOW TO REDEEM SHARES

Upon receipt of an executed redemption request in proper form, as described below, the Fund will redeem shares in your Portfolio account at the next determined NAV. Requests received in proper form prior to the close of regular trading on the NYSE (generally 3:00 p.m. Central time) will be effected that business day. Requests received after that time will be effected the next business day. Proceeds payable upon redemption will be reduced by the amount of any applicable CDSC for Class B shares. The Fund intends to pay redemption proceeds within one business day after receipt of an executed redemption request in proper form. However, if you sell shares which were recently purchased with a check, the Fund may delay sending you redemption proceeds until the check has cleared, which may take up to 15 days.

You can request redemption of either a number or dollar value of shares of a specified Portfolio account by writing to the Fund, 5400 University Avenue, West Des Moines, Iowa 50266-5997. Any certificates for shares to be redeemed must be included, duly endorsed. The letter (and certificates, if any) must be signed exactly as the account is registered and must be accompanied by such other documentation of authority as the Fund deems necessary in the case of estates, trusts, guardianships, corporations, unincorporated associations and pension and profit sharing plans. On a jointly owned account, all owners must sign. For redemptions greater than $50,000, or for redemptions in any amount being directed to a destination other than the address of record, signatures of account owners must be guaranteed. The following institutions may provide signature guarantees: participating commercial banks, trust companies, savings and loan associations, credit unions, brokers, dealers, and members of a national securities exchange or association. Signatures may not be guaranteed by a notary public.

Expedited Redemption Procedures

You may redeem shares of any Portfolio account by telephone. The proceeds of shares redeemed (less any CDSC for Class B Shares) will be sent by Federal wire transfer to a single designated account maintained by you at a domestic commercial bank that is a member of the Federal Reserve System or by check to your address of record. To effect a redemption, you should call the Fund at the appropriate number shown on the cover of the Prospectus between the hours of 8:00 a.m. and 4:30 p.m. (Central time) on any day when the Fund is open for business. Requests received by the Fund prior to the earlier of the close of regular trading on the NYSE or 3:00 p.m. (Central time) will result in shares being redeemed that day at the next determined NAV, and the proceeds will normally be sent to the designated bank account or your address of record the following business day. The minimum amount that may be wired is $1,000, and the minimum that may be sent by check is the lesser of $100 or the account balance. The Fund reserves the right to change these minimums or to terminate the wire redemption privilege.

If you wish to use this method of redemption, you must complete the appropriate application and it must be on file with the Fund. All applications for telephone redemption service must have signatures of shareholders guaranteed and must include such other documentation of authority as the Fund deems necessary in the case of estates, trusts, guardianships, corporations, unincorporated associations and pension and profit sharing plans. Once the completed form is on file, the Fund will honor redemption requests from any person by telephone (using the telephone numbers listed on the cover page). The Fund is not responsible for the efficiency of the federal wire system or your bank. To change the name of the single designated bank account to receive wire redemption proceeds, you must send a written request with signatures guaranteed to the Fund. Although the Fund does not currently charge for wiring funds, you will be responsible for any wire fees charged by the receiving bank. This privilege will be inactive for a shareholder for ten business days following a change of address. This procedure is not available for retirement accounts or shares for which certificates have been issued.

You may not use expedited redemption procedures until the shares being redeemed have been on the Fund’s books for at least four business days. There is no such delay in redeeming shares that were purchased by wiring federal funds.

The Adviser employs procedures designed to confirm that instructions communicated by telephone are genuine to prevent unauthorized or fraudulent instructions, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmations of instructions. Accordingly, neither the Adviser nor the Fund would be liable for any losses from unauthorized or fraudulent instructions.

Involuntary Redemptions

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem a Portfolio account that falls below $250 as a result of redemptions. Before the Fund effects such an involuntary redemption, you will be notified in writing and will be allowed 60 days to make additional purchases to bring the account up to the Portfolio’s $250 minimum investment requirement. Any such involuntary redemption of Class B Shares will not be subject to a CDSC.

Redemptions in Kind

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by the distribution in-kind of securities held by the applicable Portfolio in lieu of cash. Investors may incur brokerage charges on the sale of securities so received in payment of redemption. A redemption paid in-kind is treated as a redemption of the shares of the Portfolio for federal income tax purposes in the same manner as if cash were received.

OTHER SHAREHOLDER SERVICES

The Fund offers a number of shareholder services designed to facilitate the purchase and redemption of shares of its Portfolios. Full details of these services and copies of the various plans described below can be obtained from the Fund.

Periodic Withdrawal Plan

If you own $5,000 or more of a Portfolio’s shares in a single account, you may establish a Periodic Withdrawal Plan to provide for regular monthly, quarterly or annual payments of a fixed dollar amount or fixed percentage of the account balance (with a minimum $100 annual payment and a maximum annual withdrawable amount of 10% of your declining account balance) to be sent to you or a designated payee.

(Account balance and withdrawal limitations may be waived if the plan is established using life expectancy factors to calculate a required minimum distribution.) Shares of a Portfolio held in your account having an NAV of the amount of the requested payment will be redeemed on the 23rd day of the applicable month (or the preceding business day if the 23rd falls on a weekend or holiday) and a check will be mailed to you within seven days thereafter. Depending upon the size of the payments requested and fluctuations in the NAV of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. The Distributor will waive the CDSC applied to Class B Shares on redemptions made pursuant to a Periodic Withdrawal Plan. Any redemption above the 10% maximum annual withdrawable amount as discussed above will be subject to any applicable CDSC. The Fund reserves the right to amend the Periodic Withdrawal Plan on 30 days’ notice. The program may be terminated at any time by you or the Fund.

Automatic Investment Plan

You may elect to participate in the Fund’s Automatic Investment Plan. This plan enables you to automatically purchase shares of the Portfolios on a monthly basis. A minimum initial investment of $50 per Portfolio account is required to establish an automatic investment plan. Minimum monthly investments of $25 per Portfolio account are necessary to maintain the plan. The Fund will debit your financial institution account and subsequently purchase shares of the Fund having an NAV of the amount of the requested deposit on or around the 16th day of the month. If you are interested in this plan, you must complete an automatic investment form available from the Fund. If you elect to participate in the Automatic Investment Plan, and all shares of an account with that option are exchanged for shares of another Portfolio account, the Automatic Investment Plan will continue under the account(s) with which the shares were exchanged, until such time as the Fund is notified in writing to discontinue the Plan.

Exchange Privilege

You may exchange all or some shares of a Portfolio for shares of the same class of any other Portfolio in the Fund on the basis of each Portfolio’s relative NAV per share next determined following receipt of an exchange request in proper form, provided your accounts have “like” registrations and the Portfolio’s shares are eligible for sale in your state of residence. There is no minimum amount required to exercise the exchange privilege between Portfolios, except that shareholders wishing to open an account in a new Portfolio must meet the minimum purchase requirements described under “How to Buy Shares.” If the exchange involves the establishment of a new account, an application for that account must be completed and mailed to the Fund. Shares may be exchanged without any sales charge or CDSC.

Class B Share amounts exchanged retain their original cost and purchase date for purposes of the CDSC. (If shares of the Portfolio account being exchanged were acquired at different times, the shares of the Portfolio account acquired in the exchange will be deemed to possess the same holding period (or exempt status) for CDSC purposes as the shares being exchanged.)

Exercise of the exchange privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a capital gain or loss. You are automatically provided the exchange privilege upon establishment of an account with the Fund. If you are not interested in the exchange privilege, you must check the appropriate box on the Application.

The exchange privilege may be provided after an account has been established by completing an exchange form (obtainable from the Fund). Once the privilege has been afforded you, exchanges may be authorized by telephone from any person by calling one of the numbers shown on the front cover of this Prospectus, from 8:00 a.m. to 4:30 p.m. (Central time) on any day that the Fund is open for business or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266-5997. Telephone exchange requests received prior to the close of regular trading on the NYSE (usually 3:00 p.m. Central time) will be effected at that day’s relative NAV.

The exchange privilege may be modified or terminated by the Fund at any time.

Facsimile Requests

Facsimile requests (faxes) will be accepted for redemption of shares and for changes to shareholder account information. Faxes must contain the appropriate signature(s), signature guarantee(s) and necessary accompanying documents. The transmission should also include account number(s) and a return fax number and telephone number. The Application for Shares, Application for Expedited Redemption and any change or redemption that requires the submission of a certified document must be delivered in original form. Fax requests will be accepted at 515-226-6209.

Retirement and Education Plans

Eligible shareholders of the Fund may participate in a variety of qualified retirement plans which are available through the Adviser. Some of the plans currently offered are: Individual Retirement Accounts (IRAs), Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans (SEPs), Savings Incentive Match Plans for Employees (SIMPLEs), Qualified Pension and Profit Sharing Plans (Keogh Plans) and Public Employer Deferred Compensation Plans. The initial investment to establish any such plan, and subsequent investments, may be in any amount (subject to Automatic Investment Plan limitations). State Street Bank and Trust Company, a Massachusetts trust company (“State Street”), provides the required services for IRAs, Roth IRAs, Coverdell Education Savings Accounts, SEPs, SIMPLEs and Qualified Pension and Profit Sharing Plans. An annual custodial fee of $20 per Social Security number (rather than per account) will be collected by liquidating shares, or fractions thereof, from each participant. Information with respect to these plans is available upon request from the Fund.

Trustees of qualified retirement plans and 403(b)(7) custodial accounts are required by federal tax law to withhold 20% of the taxable portion of any distribution that is eligible to be “rolled over.” However, the 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution which is transferred directly to another qualified retirement plan, such as a 403(b)(7) account or IRA (i.e., a “trustee-to-trustee” transfer). You should consult your tax adviser regarding this 20% withholding requirement.

PORTFOLIO MANAGEMENT

EquiTrust Investment Management Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266, serves as the Fund’s investment adviser and manager pursuant to an Investment Advisory and Management Services Agreement. This relationship has existed since the Fund commenced operations in 1971.

The Adviser is an indirect subsidiary of FBL Financial Group, Inc., an Iowa corporation. The following individuals are officers and/or directors of the Adviser and are officers and/or directors of the Fund: Charles T. Happel, James E. Hohmann, James P. Brannen, Richard J. Kypta, David A. McNeill, Kristi Rojohn, Robert Ruisch, Jennifer Morgan, Lillie Peshel, Sara Tamisiea and Jodi Winslow. The Adviser also acts as the investment adviser to individuals, institutions and one other investment company: EquiTrust Variable Insurance Series Fund. Personnel of the Adviser also manage investments for the portfolios of insurance companies.

The Adviser handles the investment and reinvestment of the Fund’s assets, and is responsible for the overall management of the Fund’s business affairs, subject to the review of the Board of Directors.

Robert J. Rummelhart, Doug Higgins, Sarah Biermann and Mark Sandbulte serve as managers for various portfolios of the Fund.

Money Market Portfolio:

Sarah Biermann, CFA; Portfolio Manager. Ms. Biermann joined EquiTrust in 2004 as an Assistant Research Analyst for the fixed-income department. She has served as the Portfolio Manager for the Money Market Portfolio since 2006. Ms. Biermann received her undergraduate degree from Iowa State University and her MBA from the University of Iowa.

High Grade Bond and Strategic Yield Portfolios:

Bob Rummelhart, CFA; Investment Vice President, Portfolio Manager. Mr. Rummelhart joined EquiTrust in 1987 and has been responsible for the management of these Portfolios since their inception. He received both his undergraduate and MBA degrees from the University of Iowa.

Blue Chip, Managed and Value Growth Portfolios:

Doug Higgins, CFA; Securities Vice President, Portfolio Manager. Mr. Higgins joined EquiTrust in 1998 as a Security Analyst in the fixed-income department. He became Associate Portfolio Manager in 2000, and was made Lead Portfolio Manager in 2008. Mr. Higgins received his undergraduate degree from Iowa State University and his MBA from the University of Iowa.

Mark Sandbulte, CFA; Associate Portfolio Manager. Mr. Sandbulte joined EquiTrust in 2000 as Assistant Research Analyst, and became Associate Portfolio Manager in 2008. Mr. Sandbulte received his undergraduate degree from Central College in Pella, Iowa, and his MBA from the University of Iowa.

Justin Carley, Investment Analyst. Mr. Carley joined EquiTrust in 2005 as Associate Portfolio Administrator and is currently an Investment Analyst for the Portfolios.

The SAI contains additional information about the managers’ compensation, other accounts they oversee and their ownership of shares in the Portfolios.

As compensation for the advisory and management services provided by the Adviser, the Fund has agreed to pay the Adviser an annual management fee, accrued daily and payable monthly, based on the average daily net assets of each Portfolio as follows: 0.50% of the average daily net assets of the Value Growth Portfolio, 0.40% of the average daily net assets of the High Grade Bond Portfolio, 0.55% of the average daily net assets of the Strategic Yield Portfolio, 0.60% of the average daily net assets of the Managed Portfolio and 0.25% of the average daily net assets of the Money Market and Blue Chip Portfolios.

The Adviser, at its expense, furnishes the Fund with office space and facilities, equipment, advisory services, research and statistical facilities, and clerical services and personnel to administer the business affairs of the Fund. The Fund pays its other expenses which include, but are not limited to, the following: net asset value calculations; interest on Fund obligations; miscellaneous reports; membership dues; reports and notices to shareholders; all expenses of registration of its shares under federal and state securities laws; investor services (including allocable telephone and personnel expenses); all taxes and fees payable to federal, state or other governmental authorities; fees of Directors who are not affiliated with the Adviser; fees and expenses of independent registered public accounting firm, legal counsel, custodian, and transfer and dividend disbursing agents; and other general expenses.

The Adviser has agreed to reimburse any Portfolio to the extent that the annual operating expenses (including the investment advisory fee but excluding brokerage, interest, taxes and extraordinary expenses) of that Portfolio exceed 1.50% of the average daily net assets of that Portfolio for any fiscal year of the Portfolio. However, the amount reimbursed shall not exceed the amount of the advisory fee paid by the Portfolio for such period. This reimbursement obligation will remain in effect for as long as the Investment Advisory and Management Services Agreement remains in effect and cannot be changed without shareholder approval.

A discussion regarding the Board of Directors’ basis for approving the Investment Advisory and Management Services Agreement is available in the Fund’s most recent semi-annual report to shareholders for the six months ending January 31.

OTHER INFORMATION

Distributor

EquiTrust Marketing Services, LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter and a distributor of the Fund’s shares. The Fund pays the Distributor for distribution services pursuant to a Distribution Plan and Agreement (the “Agreement”) under Rule 12b-1. Under the Agreement, the Fund pays the Distributor a fee, payable monthly, at the annual rate of 0.25% of average daily net assets of the Class A Shares of the Fund and 0.50% of average daily net assets of the Class B Shares of the Fund. Because the fee is continually paid out of the Portfolios’ assets, over time it will increase the cost of your investment and could potentially cost you more than paying other types of sales charges.

Pursuant to the Agreement, the Distributor may appoint various broker-dealer firms to assist in providing distribution services for the Fund. The Distributor generally compensates firms for sales of Class A Shares at a commission rate of up to 3% for the High Grade Bond and Strategic Yield Portfolios and up to 5% for the Managed, Value Growth and Blue Chip Portfolios. The Distributor receives any initial or contingent deferred sales charges (see “SALES CHARGES.”). The Distributor may from time to time pay additional commissions, fees or other incentives to firms that sell shares of the Fund. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms who sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or of other funds underwritten by the Distributor. The Distributor pays its registered representatives more for selling the Fund than for selling other funds it offers. You may request additional information regarding any special incentive program by contacting the Fund at the address or phone numbers shown on the cover page of this Prospectus.

The Distributor provides information and administrative services for Fund shareholders of Class A and Class B Shares pursuant to an Administrative Services Agreement (“Administrative Agreement”). For such services, the Fund pays the Distributor a fee, payable monthly, at an annual rate of 0.25% of average daily net assets of the Class A and Class B Shares of the Fund. The Distributor may enter into related agreements with various financial services firms, such as broker/dealer firms or banks (“firms”), to provide services and facilities for their clients who are shareholders of the Fund. The services that may be provided by the Distributor or such firms may include, but are not limited to, assisting in the establishment and maintenance of shareholder accounts and records, furnishing information as to the status of shareholder accounts, processing shareholder service requests, forwarding purchase and redemption requests, responding to telephone inquiries, assisting shareholders with tax information or such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. The Distributor pays each firm a service fee, payable monthly, at the annual rate of 0.15 of 1% on assets attributable to the firm for Class B shares and 0.25 of 1% for Class A shares that have been maintained and serviced in Fund accounts.

Net Asset Value

The NAV per share of each Portfolio is determined as of the earlier of 3:00 p.m. (Central time) or the close of regular trading on the NYSE, on each day that (i) the NYSE is open for business and (ii) an order for purchase or redemption of shares of the Portfolio is received. The NAV per share of each Portfolio is computed by dividing the total value of the Portfolio’s securities and other assets, less liabilities, by the total number of outstanding shares of such Portfolio.

The Fund reserves the right to calculate or estimate the NAV of a Portfolio more frequently than once daily if it is deemed desirable. If the Fund offices should be closed because of a weather-related or comparable type of emergency and the Fund is unable to segregate orders and redemption requests received on that day, the Fund will price those orders and redemptions at the NAV next determined for each Portfolio.

Money Market Portfolio. The Money Market Portfolio’s securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity. For further discussion of the manner in which such values are determined, see the SAI under the heading “Net Asset Value.”

Other Portfolios. Portfolio securities that are traded on a national exchange are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. If the mean is not available, exchange-traded securities are valued using the prior day’s closing price. Securities, other than money market instruments, traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a national exchange are valued according to the broadest and most representative market: it is expected that for debt securities this ordinarily will be the over-the-counter market.

In certain cases, events that occur after certain markets have closed may render prices unreliable. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. When a portfolio manager believes a market price does not reflect a security’s true value, the Portfolio may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Directors. These procedures may also be used to value securities that do not have a readily available current market value. Using fair value methods to price securities may result in a value that is different from the prices used by other mutual funds to calculate their NAVs. Each Portfolio is subject to the risk that it has valued certain securities at a higher price than it can sell them.

Money market instruments are valued at market value, except that debt instruments maturing in 60 days or less are valued using the amortized cost method of valuation described above with respect to the Money Market Portfolio.

Privacy Notice

This notice is required by law. It explains our information practices. Our practices apply to all current, former and future customers. This notice does not apply to crop insurance products and services.

Information We Collect. In order to help us serve your financial needs and to comply with legal and regulatory requirements, we collect certain information about you. This information varies depending on the products or services you request, but may include:

•	Information we receive from you on your application or other forms (such as name, address, social security number and financial and health information), including information you provide via the Internet by completing on-line forms;

•	Information you authorize us to collect (such as health information for underwriting purposes) or information we are authorized or required by law to collect (such as medical records in a workers compensation case);

•	Information about your transactions with us, our affiliates, or others (including payment history or account balances);

•	Information we receive from a consumer reporting agency (such as credit relationships and history); and

•	Information we receive from public records (such as your driving record).

Personal information that has been collected about you may be retained both in our records and in your agent’s files. Reports prepared by an insurance support organization may be retained by the insurance support organization and disclosed to other persons.

To the extent provided by law, you have the right to access and correct the information we have collected about you. You are also entitled to certain information regarding disclosures of medical information we may have made. To exercise these rights, provide a written request to the address below, which includes your complete name, address, date of birth, type(s) of policy(ies) held or applied for and all policy numbers issued to you by us.

The Security of Your Information. We maintain physical, electronic, and procedural safeguards that comply with state and federal regulations to guard your personal information. Our internal procedures limit access to customer information, and those individuals permitted access are required to protect customer information and to keep it confidential.

Information We Share. We may share your information with our affiliates to assist us in providing service for your products or account. This may include sharing information with our affiliates about your account history or experience with us; however our affiliates do not use such information for marketing purposes.

We may also share some of the information we obtain about you with certain business partners, such as:

•	Sharing information with companies that service your accounts, or that perform services on our behalf.

•	Sharing information with companies with whom we have a joint marketing agreement. A joint marketing agreement is one where another financial institution offers a product or service jointly with us.

We require our business partners to protect customers’ personal information and to limit their use of information shared to the purpose for which it was shared.

We may also disclose information to non-affiliated third parties as permitted or required by law, including in response to a subpoena, to prevent fraud, to comply with inquiries from government agencies or other regulators, or in order to process a transaction you request or authorize.

We do not share medical information except when needed to service your policies, accounts, claims or contracts; when laws protecting your privacy permit it, or when you consent. Medical information and information obtained from a consumer reporting agency or motor vehicle reports is not used for marketing purposes.

A list of affiliated companies subject to this Privacy Notice can be obtained from the Fund. Inquiries regarding this Privacy Notice should be sent to FBL Financial Group, Inc., Customer Privacy, 5400 University Avenue, West Des Moines, Iowa 50266.

Householding

In order to reduce expenses and the amount of mail that you receive, we have initiated “householding” of our fund reports (annual and semi-annual reports, disclosure documents, prospectuses, proxies, etc.). This means that rather than send one report to each accountholder in your household, we will deliver a single report or document to your household. If you do not wish the mailing of these documents to be combined with those for other members of your household, please call our toll free number, 1-877-860-2904, Monday through Friday between 8:00 a.m. and 4:30 p.m. We will begin sending individual documents to you within 30 days after receiving notice from you.

Investor Education and Protection

Under the Public Disclosure Program, the Financial Industry Regulatory Authority (“FINRA”) provides certain information regarding the disciplinary history of FINRA member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. FINRA’s toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.finra.org. An investor brochure that includes information describing the Public Disclosure Program is available from FINRA.

Anti-Money Laundering Program

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to report certain customer activity to the federal government and/or “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block a shareholder’s account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information for shareholders who open an account with the Fund. The Fund may also ask to see a shareholder’s driver’s license or other identifying documents. Applications without this information may not be accepted and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in the Fund or involuntarily redeem a shareholder’s shares and close an account in the event that a shareholder’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Fund and its agents will not be responsible for any loss resulting from the shareholder’s delay in providing all required identifying information or from closing an account and redeeming a shareholder’s shares when a shareholder’s identity cannot be verified.

Disruptive Trading Practices

The Board of Directors has adopted a policy to make reasonable efforts to discourage, and does not intend to accommodate, frequent purchases and redemptions of Portfolio shares that may disrupt the orderly management of any Portfolio, often referred to as “market timing.” Such transactions are potentially harmful to shareholders that invest in the Portfolios in various ways. These include: (1) the dilution of interests of long-term investors where frequent trades attempt to take advantage of market fluctuations that are not fully reflected in a Portfolio’s net asset value; (2) the disruption of ordinary portfolio management, such as necessitating that a Portfolio maintain a cash level higher than would otherwise be necessary or that a Portfolio sell securities prematurely or at inopportune times in order to generate cash to meet redemption requests; and (3) increased Portfolio costs, such as brokerage commissions and administrative costs.

Typically, each Portfolio will realize purchases or redemptions of shares each business day. The Fund does not consider such transactions disruptive to a Portfolio unless they are large in relation to the Portfolio’s size and not the random result of net transactions by its shareholders. However, the Fund considers large purchases or redemptions of shares resulting from shareholders engaging in: (1) market timing; (2) arbitrage based on the lag between the time the value of certain Portfolio investments change and the time it computes its net asset value, or (3) other trading strategies that entail rapid or frequent transfers of shares from one Portfolio to another, to be disruptive trading.

The Fund has instituted policies and procedures reasonably designed to detect the use of a shareholder’s account(s) for frequent trading; the Fund’s policies and procedures address the level of trading that will be considered excessive and the Fund monitors shareholder transactions to identify excessive trading; and the Fund applies such procedures uniformly.

The Fund also uses other procedures to halt or reduce the risk of disruptive trading. The Fund may stop disruptive trading by ceasing sales of additional shares of one or more Portfolios through which offending shareholders operate. In such an event, all other shareholders invested in the Portfolio may be disadvantaged. Because enforcement of the procedures involves some level of discretion, it is possible some shareholder(s) may engage in disruptive trading while others may bear the harm associated with such activity. The Fund seeks to apply such procedures uniformly.

The Fund monitors potential price differentials following the close of trading in foreign markets and changes in indications of value for relatively illiquid securities to determine whether the application of fair value pricing procedures is warranted.

An investment in any of the Portfolios is subject to the risks of disruptive trading. In its sole discretion, the Board of Directors of the Fund may revise these policies and procedures at any time without prior notice.

DISTRIBUTIONS AND TAXES

Distributions

Money Market Portfolio Distributions: On each day that the NAV per share of the Money Market Portfolio is determined, the Portfolio’s net investment income will be declared, as of the close of the NYSE, as a dividend to shareholders of record prior to the declaration. Distributions will be distributed monthly. If you withdraw your entire account, all dividends accrued to the time of withdrawal will be paid at that time.

High Grade Bond and Strategic Yield Portfolio Distributions: Each Portfolio normally follows the practice of distributing substantially all net investment income monthly, and substantially all net short-term and net long-term capital gains after the close of the Fund’s fiscal year.

Managed Portfolio Distributions: The Portfolio normally follows the practice of distributing substantially all net investment income quarterly, and substantially all net short-term and net long-term capital gains after the close of the Fund’s fiscal year.

Value Growth and Blue Chip Portfolio Distributions: Each Portfolio normally follows the practice of distributing substantially all net investment income and substantially all net short-term and net long-term capital gains, if any, after the close of the Fund’s fiscal year.

Dividends and capital gains distributions are automatically reinvested in shares of the Portfolio unless you indicate in writing to receive them in cash; however, no cash payment will be made for dividends in an amount under $10. Any such dividend amount under $10 will be reinvested in shares of that same Portfolio.

If you elect to receive cash dividends and/or capital gains distributions from an account that remains open and the postal or other delivery service is unable to deliver those monies to your address of record, or the check remains uncashed for over one year, your distribution option will automatically be converted to reinvestment in additional shares. The outstanding check(s) will be voided and allocable shares purchased in your account as of the day the check(s) was voided. If you have elected to receive cash dividends and/or capital gains distributions from an account that is subsequently closed and the postal or other delivery service is unable to deliver those monies to your address of record, such monies will remain outstanding until turned over to the appropriate state agency for escheat purposes. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

How Distributions Affect a Portfolio’s NAV. Distributions are paid to shareholders as of the record date of a distribution from a Portfolio, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in each Portfolio’s daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. You should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

“Buying a Dividend.” If you purchase shares of a Portfolio just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” Of course, a Portfolio’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions may occur even in a year when a Portfolio has a negative return. Unless your account is a tax-deferred account, dividends paid to you will be included in your gross income for federal income tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvest the dividends.

Federal Income Taxes

Federal Income Taxation of the Portfolios. Because each Portfolio is a regulated investment company, the Portfolios generally pay no federal income tax on the income and capital gains that they distribute to you. Accordingly, each Portfolio intends to distribute net investment income and any net capital gains realized on its investments at least annually.

Federal Income Taxation of Shareholders. A Portfolio’s income from dividends and interest and any net realized short-term capital gains are paid to shareholders as dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions.

Except for those shareholders exempt from federal income taxes, dividends and capital gain distributions will be taxable to shareholders, whether paid in cash or reinvested in additional shares of the Portfolio. You will be notified annually as to the federal income tax status of dividends and capital gains distributions paid by a Portfolio. Such dividends and distributions may also be subject to state and local taxes.

Long-term capital gain distributions are taxable as long-term capital gain regardless of how long you have held shares of the Portfolio. Long-term capital gain distributions (derived from assets held by the Portfolio for more than 12 months) made to individual shareholders are currently taxed for federal income tax purposes at rates up to 15% (which are scheduled to increase to 20% for taxable years beginning after December 31, 2010). Dividends representing net investment income and net realized short-term capital gains are generally taxed as ordinary income for federal income tax purposes at rates up to a maximum marginal rate of 35% for individuals (which is scheduled to increase to 39.6% for taxable years beginning after December 31, 2010). Dividends representing qualified dividend income are currently taxed to individuals and other noncorporate investors at federal income tax rates up to 15%, provided certain holding period and other requirements are satisfied, although this favorable treatment is set to expire for taxable years beginning after December 31, 2010. In addition, certain dividends may qualify for the 70% dividends received deduction available to corporate shareholders. It is not anticipated that distributions from the Money Market Portfolio, High Grade Bond Portfolio or Strategic Yield Portfolio will be eligible for qualified dividend income treatment or the dividends received deduction. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which they are declared.

The sale, exchange or redemption of shares of a Portfolio may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated for federal income tax purpose as long-term capital gain or loss if the shares have been held for more than twelve months, and if not held for such period, as short-term capital gain or loss.

Distributions to Retirement Plans. Distributions received by your qualified retirement plan, such as a 401(k) Plan or IRA, are generally tax deferred. This means that you are not required to report Portfolio distributions on your federal income tax return, but distributions will be taxable when your plan makes payments to you. Special rules apply to payments from Roth IRAs and Coverdell Education Savings Accounts.

Backup Withholding. When you open an account, Internal Revenue Service (“IRS”) regulations require that you provide your taxpayer identification number (“TIN”), certify that it is correct and that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, each Portfolio is required to withhold 28% (or 31% for amounts paid after December 31, 2010, unless Congress enacts legislation providing otherwise) of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. Each Portfolio is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be credited against your federal income tax liability and you may file a tax return and obtain a refund from the IRS if withholding results in an overpayment of federal income taxes for such year.

Because everyone’s tax situation is unique, you are advised to consult with your own tax adviser as to the federal, state and local tax consequences of owning shares of a Portfolio.

For more information about the federal income tax status of the Portfolios, see “FEDERAL INCOME TAXES” in the SAI.

(This Page Intentionally Left Blank)

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s Class A and Class B Share financial performance for the past five years or since commencement of operations through July 31 of each fiscal period shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements that have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, is included in the Annual Report, which is available, without charge, upon request from the Fund. The Fund’s financial statements are incorporated by reference in the SAI.

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
Years ended July 31, 2010, 2009, 2008, 2007 and 2006

		Income from Investment
		Operations				Less Distributions
				Net Realized
				and
	Net Asset	Net		Unrealized	Total	Dividends	Distributions
	Value at	Invest-		Gain	from	from Net	from
	Beginning	ment		(Loss) on	Investment	Investment	Capital	Total
	of Period	Income		Investments	Operations	Income	Gains	Distributions

Money Market Portfolio
Class A:
2010	$1.00	$—	(2)	$—	$—	$—	$—	$—
2009	1.00	—	(2)	—	—	—	—	—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006(3)	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
Class B:
2010	$1.00	$—	(2)	$—	$—	$—	$—	$—
2009	1.00	—	(2)	—	—	—	—	—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
High Grade Bond Portfolio
Class A:
2010	$9.99	$0.35	(2)	$0.80	$1.15	$(0.34)	$(0.01)	$(0.35)
2009	9.92	0.41		0.17	0.58	(0.41)	(0.10)	(0.51)
2008	10.26	0.43		(0.34)	0.09	(0.43)	—	(0.43)
2007	10.20	0.46		0.06	0.52	(0.46)	—	(0.46)
2006(3)	10.33	0.28		(0.13)	0.15	(0.28)	—	(0.28)
Class B:
2010	$9.98	$0.29	(2)	$0.81	$1.10	$(0.29)	$(0.01)	$(0.30)
2009	9.92	0.38		0.16	0.54	(0.38)	(0.10)	(0.48)
2008	10.25	0.39		(0.33)	0.06	(0.39)	—	(0.39)
2007	10.20	0.43		0.05	0.48	(0.43)	—	(0.43)
2006	10.52	0.40		(0.32)	0.08	(0.40)	—	(0.40)
Strategic Yield Portfolio
Class A:
2010	$8.33	$0.42	(2)	$1.03	$1.45	$(0.42)	$—	$(0.42)
2009	8.83	0.47	(2)	(0.50)	(0.03)	(0.47)	—	(0.47)
2008	9.58	0.50	(2)	(0.75)	(0.25)	(0.50)	—	(0.50)
2007	9.52	0.54	(2)	0.06	0.60	(0.54)	—	(0.54)
2006(3)	9.66	0.33	(2)	(0.14)	0.19	(0.33)	—	(0.33)
Class B:
2010	$8.33	$0.39	(2)	$1.03	$1.42	$(0.39)	$—	$(0.39)
2009	8.83	0.45	(2)	(0.50)	(0.05)	(0.45)	—	(0.45)
2008	9.58	0.47	(2)	(0.75)	(0.28)	(0.47)	—	(0.47)
2007	9.52	0.52	(2)	0.06	0.58	(0.52)	—	(0.52)
2006	9.91	0.47	(2)	(0.39)	0.08	(0.47)	—	(0.47)

		Ratios/Supplemental Data
					Ratio of
	Total				Net
Net Asset	Investment		Ratio of	Ratio of	Investment
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	Income to	Portfolio
End	on Net Asset	End of Period	to Average	to Average	Average	Turnover
of Period	Value (1)	(in thousands)	Net Assets	Net Assets	Net Assets	Rate

$ 1.00	0.11%	$934	2.10%	0.00%	0.11%	0%
1.00	0.24%	610	2.04%	0.71%	0.25%	0%
1.00	1.84%	705	1.99%	1.75%	1.77%	0%
1.00	3.52%	469	2.52%	1.75%	3.46%	0%
1.00	1.81%	630	1.90%	1.88%	2.33%	0%

$ 1.00	0.11%	$179	2.99%	0.00%	0.11%	0%
1.00	0.26%	182	2.64%	0.58%	0.26%	0%
1.00	1.72%	289	2.60%	1.84%	1.55%	0%
1.00	3.26%	225	2.83%	2.00%	3.22%	0%
1.00	1.98%	330	2.08%	1.99%	1.89%	0%

$ 10.79	11.69%	$8,539	1.51%	1.51%	3.32%	16%
9.99	6.21%	7,576	1.50%	1.50%	4.22%	25%
9.92	0.82%	7,148	1.51%	1.51%	4.16%	18%
10.26	5.15%	6,507	1.52%	1.52%	4.44%	8%
10.20	1.46%	6,831	1.57%	1.56%	4.08%	12%

$ 10.78	11.14%	$419	2.24%	2.00%	2.82%	16%
9.98	5.76%	1,110	1.81%	1.81%	3.91%	25%
9.92	0.53%	1,634	1.85%	1.85%	3.83%	18%
10.25	4.73%	2,895	1.82%	1.81%	4.14%	8%
10.20	0.75%	3,260	1.80%	1.80%	3.85%	12%

$ 9.36	17.69%	$6,373	1.76%	1.75%	4.65%	19%
8.33	0.19%	5,822	1.80%	1.75%	6.00%	12%
8.83	(2.68)%	6,061	1.72%	1.71%	5.41%	9%
9.58	6.41%	6,673	1.75%	1.74%	5.69%	18%
9.52	1.97%	6,494	1.80%	1.79%	5.20%	8%

$ 9.36	17.37%	$534	2.37%	2.00%	4.39%	19%
8.33	(0.05)%	819	2.20%	2.00%	5.75%	12%
8.83	(2.99)%	1,173	2.13%	2.00%	5.11%	9%
9.58	6.14%	1,829	2.16%	2.00%	5.44%	18%
9.52	0.80%	2,121	2.17%	1.99%	4.91%	8%

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (continued)
Years ended July 31, 2010, 2009, 2008, 2007 and 2006

		Income from Investment Operations				Less Distributions
				Net Realized
				and
	Net Asset	Net		Unrealized	Total	Dividends	Distributions
	Value at	Invest-		Gain	from	from Net	from
	Beginning	ment		(Loss) on	Investment	Investment	Capital	Total
	of Period	Income		Investments	Operations	Income	Gains	Distributions

Managed Portfolio
Class A:
2010	$12.24	$0.18	(2)	$1.22	$1.40	$(0.18)	$—	$(0.18)
2009	13.99	0.20	(2)	(1.75)	(1.55)	(0.20)	—	(0.20)
2008	15.48	0.24		(0.83)	(0.59)	(0.24)	(0.66)	(0.90)
2007	15.66	0.39	(2)	1.10	1.49	(0.37)	(1.30)	(1.67)
2006(3)	15.26	0.19	(2)	0.40	0.59	(0.19)	—	(0.19)
Class B:
2010	$12.22	$0.13	(2)	$1.23	$1.36	$(0.13)	$—	$(0.13)
2009	13.98	0.16	(2)	(1.75)	(1.59)	(0.17)	—	(0.17)
2008	15.46	0.18		(0.82)	(0.64)	(0.18)	(0.66)	(0.84)
2007	15.65	0.31	(2)	1.10	1.41	(0.30)	(1.30)	(1.60)
2006	15.27	0.19	(2)	0.38	0.57	(0.19)	—	(0.19)
Value Growth Portfolio
Class A:
2010	$11.48	$0.05	(2)	$1.24	$1.29	$(0.08)	$—	$(0.08)
2009	14.08	0.11		(2.59)	(2.48)	(0.12)	—	(0.12)
2008	15.86	0.12		(1.39)	(1.27)	(0.26)	(0.25)	(0.51)
2007	14.02	0.23		1.71	1.94	(0.10)	—	(0.10)
2006(3)	13.88	0.09		0.10	0.19	(0.05)	—	(0.05)
Class B:
2010	$11.46	$0.02	(2)	$1.23	$1.21	$(0.03)	$—	$(0.03)
2009	14.04	0.06		(2.58)	(2.52)	(0.06)	—	(0.06)
2008	15.79	0.05		(1.38)	(1.33)	(0.17)	(0.25)	(0.42)
2007	13.98	0.16		1.70	1.86	(0.05)	—	(0.05)
2006	13.79	0.05		0.19	0.24	(0.05)	—	(0.05)
Blue Chip Portfolio
Class A:
2010	$32.63	$0.58		$3.49	$4.07	$(0.53)	$—	$(0.53)
2009	40.25	0.56		(7.57)	(7.01)	(0.43)	(0.18)	(0.61)
2008	47.79	0.60		(6.15)	(5.55)	(0.47)	(1.52)	(1.99)
2007	41.52	0.51		6.24	6.75	(0.48)	—	(0.48)
2006(3)	40.63	0.39		0.83	1.22	(0.33)	—	(0.33)
Class B:
2010	$32.55	$0.39		$3.46	$3.85	$(0.40)	$—	$(0.40)
2009	40.17	0.45		(7.56)	(7.11)	(0.33)	(0.18)	(0.51)
2008	47.73	0.46		(6.14)	(5.68)	(0.36)	(1.52)	(1.88)
2007	41.41	0.38		6.23	6.61	(0.29)	—	(0.29)
2006	39.88	0.28		1.58	1.86	(0.33)	—	(0.33)

		Ratios/Supplemental Data
					Ratio of
	Total				Net
Net Asset	Investment		Ratio of	Ratio of	Investment
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	Income to	Portfolio
End	on Net Asset	End of Period	to Average	to Average	Average	Turnover
of Period	Value (1)	(In thousands)	Net Assets	Net Assets	Net Assets	Rate

$13.46	11.48%	$25,965	1.62%	1.61%	1.12%	10%
12.24	(10.98)%	23,977	1.67%	1.66%	1.71%	9%
13.99	(4.13)%	27,538	1.58%	1.58%	1.57%	18%
15.48	9.80%	29,245	1.56%	1.55%	2.43%	17%
15.66	3.86%	28,539	1.69%	1.68%	1.48%	36%

$13.45	11.13%	$1,872	2.24%	2.00%	0.73%	10%
12.22	(11.33)%	3,164	2.16%	2.00%	1.36%	9%
13.98	(4.48)%	5,214	1.96%	1.96%	1.19%	18%
15.46	9.27%	7,618	2.02%	2.00%	1.98%	17%
15.65	3.73%	8,686	2.09%	1.99%	1.16%	36%

$12.69	11.22%	$42,434	1.45%	1.45%	0.39%	15%
11.48	(17.51)%	39,971	1.52%	1.52%	0.95%	29%
14.08	(8.31)%	49,171	1.40%	1.40%	0.69%	19%
15.86	13.84%	57,170	1.36%	1.36%	1.39%	29%
14.02	1.36%	55,250	1.52%	1.51%	0.63%	30%

$12.64	10.57%	$2,863	2.05%	2.00%	(0.16)%	15%
11.46	(17.88)%	4,513	1.96%	1.96%	0.51%	29%
14.04	(8.67)%	7,826	1.78%	1.77%	0.31%	19%
15.79	13.29%	11,650	1.76%	1.75%	1.00%	29%
13.98	1.73%	13,239	1.83%	1.82%	0.30%	30%

$36.17	12.46%	$27,994	1.34%	1.34%	1.50%	0%
32.63	(17.33)	25,315	1.42%	1.42%	1.71%	0%
40.25	(12.20)%	30,247	1.29%	1.29%	1.26%	1%
47.79	16.29%	35,062	1.24%	1.24%	1.07%	1%
41.52	3.03%	30,903	1.41%	1.41%	0.93%	0%

$36.00	11.82%	$2,918	1.89%	1.89%	0.95%	0%
32.55	(17.63)%	5,051	1.76%	1.76%	1.37%	0%
40.17	(12.46)%	8,737	1.57%	1.57%	0.97%	1%
47.73	15.98%	14,130	1.51%	1.51%	0.80%	1%
41.41	4.68%	15,783	1.66%	1.65%	0.65%	0%

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge or front-end sales charge is not reflected in the calculation of total investment return.

(2)	Without the Adviser’s reimbursement of certain of its expenses for the periods indicated, the following Portfolios would have had per share net investment income as shown:

		Per Share
		Net Investment	Amount
	Year	Income	Reimbursed

Money Market Portfolio
Class A	2010	$(0.01)	$14,460
	2009	(0.02)	10,739
	2008	0.02	1,599
	2007	0.03	3,944
	2006	0.02	140
Class B	2010	$(0.02)	$3,911
	2009	(0.02)	3,504
	2008	0.01	1,852
	2007	0.02	1,994
	2006	0.02	1,041
High Grade Bond Portfolio
Class A	2010	$0.35	$511
Class B	2010	$0.27	$929
Strategic Yield Portfolio
Class A	2010	$0.42	$738
	2009	0.47	2,289
	2008	0.50	365
	2007	0.54	392
	2006	0.33	94
Class B	2010	$0.36	$1,850
	2009	0.44	1,537
	2008	0.46	1,647
	2007	0.50	2,997
	2006	0.45	4,291
Managed Portfolio
Class A	2010	$0.18	$1,937
	2009	0.20	1,245
	2007	0.39	532
	2006	0.19	188
Class B	2010	$0.09	$4,643
	2009	0.14	4,880
	2007	0.31	1,225
	2006	0.17	8,503
Value Growth Portfolio
Class A	2010	$0.05	$729
Class B	2010	$(0.03)	$1,562

(3)	Class A financial highlights are for the period December 1, 2005 (commencement of operations) to July 31, 2006. Respective ratios/supplemental data are computed on an annualized basis.

ADDITIONAL INFORMATION

Shareholder Inquiries

You may make inquiries either by contacting your registered representative or by writing or calling the Fund at the address or telephone numbers as shown on the front cover.

You may obtain copies of year-end account statements by calling the Fund at our toll-free number 877-860-2904 (in the Des Moines metropolitan area, call 515-225-5586), or by writing a letter to the Fund. The prior year statement for regular accounts and prior two-year statements for fiduciary accounts will be provided to you at no charge; thereafter, there will be a charge of $3 per copy (with a maximum of $50 to be assessed). The cost of the copies will be collected by redemption of shares, or fractions thereof, from your account. If your account has been closed, the applicable fees must be remitted with the request.

Annual/Semi-Annual Reports to Shareholders

Additional information about each Portfolio’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The Fund’s annual report to shareholders contains a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during the fiscal year covered by the report. You may obtain a free copy of the Fund’s annual and semi-annual reports by calling the Fund at 877-860-2904 or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266. The Fund’s annual and semi-annual reports to shareholders are also available free of charge on the Fund’s website at www.equitrustmutualfunds.com.

Statement of Additional Information

The SAI, which contains additional information about the Fund, has been filed with the SEC and is incorporated herein by reference. Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information are available, upon paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, 100 F Street NE, Room 1850, Washington, D.C. 20549.

You may obtain a free copy of the Fund’s SAI and you may make further inquiries by calling the Fund at 877-860-2904 or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266. The Fund’s SAI is also available free of charge on the Fund’s website at www.equitrustmutualfunds.com.

The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities.

INVESTMENT ADVISER, SHAREHOLDER SERVICE, DIVIDEND DISBURSING AND TRANSFER AGENT EquiTrust Investment Management Services, Inc. 5400 University Avenue West Des Moines, Iowa 50266	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 801 Grand Avenue Suite 3000 Des Moines, Iowa 50309

LEGAL COUNSEL Vedder Price P.C. 222 North LaSalle Street Suite 2600 Chicago, Illinois 60601	CUSTODIAN JP Morgan Chase Bank, N.A. 3 Chase Metrotech Center Brooklyn, NY 11245

The Fund’s Investment Company Act of 1940 File Number is 811-2125.

5400 University Avenue
West Des Moines, IA 50266-5997

EquiTrust Series Fund, Inc. —
Institutional Shares

Prospectus
December 1, 2010

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586 (Des Moines)

www.equitrustmutualfunds.com

Shareholder Account Access
now available at www.equitrustmutualfunds.com

737-0181(12/10)

EquiTrust Series Fund, Inc.

MONEY MARKET PORTFOLIO — CLASS I
HIGH GRADE BOND PORTFOLIO — CLASS I
STRATEGIC YIELD PORTFOLIO — CLASS I
MANAGED PORTFOLIO — CLASS I
VALUE GROWTH PORTFOLIO — CLASS I
BLUE CHIP PORTFOLIO — CLASS I

PROSPECTUS

Dated December 1, 2010

INSTITUTIONAL SHARES

EquiTrust Series Fund, Inc. (the “Fund”) is an open-end, diversified management investment company consisting of six portfolios (the “Portfolio(s)”), each with its own investment objective(s), investment policies, restrictions and attendant risks. This Prospectus describes each Portfolio in some detail — please read it and retain it for future reference. This Prospectus describes the Institutional (“Class I”) Shares of the Portfolio.

The Securities and Exchange Commission has not approved or disapproved shares of the Fund or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

EquiTrust Mutual Funds
5400 University Avenue
West Des Moines, Iowa 50266
877-860-2904

2

Yield and Purchase Information
Toll Free 877-860-2904
Des Moines 515-225-5586

3

Money Market Portfolio
Investment Objective

The Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio intends to maintain a stable value of $1.00 per share.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.69%
Total Annual Fund Operating Expenses	0.94%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Class I	$96	$300	$520	$1,155

Principal Investment Strategies

This Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. At least 97% of the Portfolio’s assets must be rated in the highest short-term category by a nationally recognized statistical rating organization (“NRSRO”) (e.g., P-1 by Moody’s Investors Services, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Corporation (“S&P”)) (or its unrated equivalent), and 100% of the Portfolio’s assets must be invested in securities rated in the two highest rating categories by an NRSRO (P-1/P-2 by Moody’s or A-1/A-2 by S&P). The Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less.

4

Principal Risks

As with any money market fund, the Portfolio is subject to interest rate risk. The Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates; therefore, the yield paid by the Portfolio will vary with changes in interest rates and there is a possibility that the Portfolio’s share value could fall below $1.00, which could reduce the value of your investment. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

5

Portfolio Performance

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years.

Annual Returns
Calendar Years

Best Quarter:	4Q 2000	1.35%

Worst Quarter:	4Q 2009	0.02%

The year-to-date return as of September 30, 2010 was 0.09%.

The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Money Market Portfolio to those of a broad-based securities market index over the periods shown.

Average Annual Total Return	One Year	Five Years	Ten Years
(for periods ended December 31, 2009)

Money Market Portfolio	0.11%	2.36%	2.21%
0-3 Month T-Bill Index (does not reflect any fees, expenses or taxes)	0.14%	2.88%	2.84%

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

6

MANAGEMENT

Investment Adviser

EquiTrust Investment Management Services, Inc.

Portfolio Manager

Sarah Biermann
Investment Analyst
Portfolio Manager for the Portfolio since 2006

BUYING AND SELLING PORTFOLIO SHARES

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) the following investment advisory clients of EquiTrust Investment Management Services, Inc.: (1) affiliated and unaffiliated benefit plans, such as qualified retirement plans, and (2) affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates and affiliated state Farm Bureau Federations; (d) directors and trustees of the EquiTrust Mutual Funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC, the Fund’s distributor deems appropriate. Class I shares currently are available for purchase only from EquiTrust. The minimum initial purchase for shares of the Portfolio is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans.

You may redeem shares of the Portfolio by mail or telephone on any day the New York Stock Exchange is open for trading.

TAX INFORMATION

The Portfolio intends to make distributions that may be taxed as ordinary income.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

High Grade Bond Portfolio
Investment Objective

The Portfolio seeks to generate as high a level of current income as is consistent with investment in a diversified portfolio of high grade income-bearing debt securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.73%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Class I	$75	$233	$406	$906

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

How does this Portfolio pursue its objective?

To keep current income relatively stable and to limit share price volatility, under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high grade bonds. (The Portfolio’s 80% policy may be changed without a shareholder vote; however, the

8

Portfolio will provide shareholders 60 days’ notice prior to any such change.) The Portfolio intends to maintain an intermediate (typically 2-7 years) average portfolio duration. High grade bonds are debt securities rated, at the time of purchase, in the three highest rating categories by an NRSRO (e.g., A or higher by either Moody’s or S&P) or unrated securities that EquiTrust Investment Management Services, Inc. (the “Adviser”) determines are of comparable quality.

The Portfolio may invest in a broad range of debt securities of domestic corporate and government issuers. The corporate securities in which the Portfolio may invest include debt securities of various types and maturities, e.g., debentures, notes, mortgage-backed securities, capital securities and other collateralized or asset-backed securities, as well as “junk” bonds. (Junk bonds are those rated, at the time of purchase, below the fourth credit grade by an NRSRO (e.g., Ba/BB or below by Moody’s/S&P) or unrated securities that the Adviser determines are of comparable quality.) The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody’s; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody’s. The Portfolio will not directly purchase common stocks. However, it may retain up to 10% of the value of its assets in common stocks acquired either by conversion of debt securities or by the exercise of warrants attached to debt securities. The Portfolio may also invest up to 25% of its net assets in debt securities of foreign issuers as consistent with its investment objective.

Principal Risks

As with most income mutual funds, the Portfolio is subject to interest rate risk. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. Other factors may affect the market price and yield of the Portfolio’s securities, including investor demand and domestic and worldwide economic conditions. In addition, the Portfolio is subject to credit and market risks. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer.

To the extent that it invests in non-investment grade securities (i.e., “junk” bonds), the Portfolio may be affected by above-average credit, market and other risks, including liquidity risk. Liquidity risk is the risk that junk bonds may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

The Portfolio’s investments in securities of foreign issuers are subject to currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

To the extent the Portfolio invests in mortgage-backed securities, capital securities and other collateralized or asset-backed securities, it is subject to credit, extension, prepayment and interest rate risks. Extension risk is the risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value. Prepayment risk is the risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s returns.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

9

Portfolio Performance

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years.

Annual Returns
Calendar Years

Best Quarter:	3Q 2009	4.97%

Worst Quarter:	3Q 2008	(4.18)%

The year-to-date return as of September 30, 2010 was 8.99%.

The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the High Grade Bond Portfolio to those of a broad-based securities market index over the periods shown.

Average Annual Total Return	One Year	Five Years	Ten Years
(for periods ended December 31, 2009)

High Grade Bond Portfolio
Return Before Taxes	12.68%	4.49%	6.06%
Return After Taxes on Distributions	10.87%	2.67%	4.05%
Return After Taxes on Distributions and Sale of Portfolio Shares	10.87%	2.76%	4.05%
Barclays Capital U.S. Aggregate Index (does not reflect any fees or expenses)	5.93%	4.97%	6.33%

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

10

MANAGEMENT

Investment Adviser

EquiTrust Investment Management Services, Inc.

Portfolio Manager

Bob Rummelhart
Investment Vice President
Portfolio Manager of the Portfolio since 1987.

BUYING AND SELLING PORTFOLIO SHARES

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) the following investment advisory clients of EquiTrust Investment Management Services, Inc.: (1) affiliated and unaffiliated benefit plans, such as qualified retirement plans, and (2) affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates and affiliated state Farm Bureau Federations; (d) directors and trustees of the EquiTrust Mutual Funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC, the Fund’s distributor deems appropriate. Class I shares currently are available for purchase only from EquiTrust. The minimum initial purchase for shares of the Portfolio is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans.

You may redeem shares of the Portfolio by mail or telephone on any day the New York Stock Exchange is open for trading.

TAX INFORMATION

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11

Strategic Yield Portfolio
Investment Objective

The Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.92%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Class I	$94	$293	$509	$1,131

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio pursues its investment objective by investing primarily (i.e., at least 65% of total assets) in fixed-income securities, including convertible and non-convertible debt securities and preferred stock, rated Baa/BBB or lower by Moody’s/S&P (and their unrated equivalents) including “junk” bonds; or in other high-yielding/high-risk securities the Adviser believes offer attractive risk/return characteristics. The remaining assets may be held in

12

cash or investment-grade commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements.

The Portfolio may also invest in mortgage-backed securities, capital securities and other collateralized or asset-backed securities. The Portfolio may invest up to 25% of its net assets in debt securities of foreign issuers as consistent with its investment objective.

Principal Risks

This Portfolio is subject to above-average interest rate and credit risks. Interest rate risk is the risk of declines in market value of an income bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. You should expect greater fluctuations in share price, yield and total return compared to mutual funds holding bonds and other income-bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated.

Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in poor financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Junk bonds may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

To the extent that it invests in securities of foreign issuers, the Portfolio may be affected by currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

The Portfolio’s investments in mortgage-backed securities and other collateralized or asset-backed securities are subject to credit, extension, prepayment and interest rate risks. Extension risk is the risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value. Prepayment risk is the risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s returns.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

13

Portfolio Performance

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years.

Annual Returns
Calendar Years

Best Quarter:	2Q 2009	15.50%

Worst Quarter:	4Q 2008	(7.08)%

The year-to-date return as of September 30, 2010 was 11.22%.

The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Strategic Yield Portfolio to those of the Barclays Capital U.S. Credit/High Yield Index and the Barclays Capital U.S. Corporate High Yield Index over the periods shown. The Barclays Capital U.S. Credit/High Yield and the Barclays Capital U.S. Corporate High Yield indices are widely recognized, unmanaged indices of corporate and high yield bond market performance, respectively.

Average Annual Total Return	One Year	Five Years	Ten Years
(for periods ended December 31, 2009)

Strategic Yield Portfolio
Return Before Taxes	22.94%	3.91%	6.29%
Return After Taxes on Distributions	20.30%	1.67%	3.74%
Return After Taxes on Distributions and Sale of Portfolio Shares	20.30%	1.99%	3.82%
Barclays Capital U.S. Credit/High Yield Index (does not reflect any fees or expenses)	22.00%	5.00%	6.71%
Barclays Capital U.S. Corporate High Yield Index (does not reflect any fees or expenses)	58.20%	6.46%	6.71%

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

14

MANAGEMENT

Investment Adviser

EquiTrust Investment Management Services, Inc.

Portfolio Manager

Bob Rummelhart
Investment Vice President
Portfolio Manager of the Portfolio since 1987.

BUYING AND SELLING PORTFOLIO SHARES

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) the following investment advisory clients of EquiTrust Investment Management Services, Inc.: (1) affiliated and unaffiliated benefit plans, such as qualified retirement plans, and (2) affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates and affiliated state Farm Bureau Federations; (d) directors and trustees of the EquiTrust Mutual Funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC, the Fund’s distributor deems appropriate. Class I shares currently are available for purchase only from EquiTrust. The minimum initial purchase for shares of the Portfolio is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans.

You may redeem shares of the Portfolio by mail or telephone on any day the New York Stock Exchange is open for trading.

TAX INFORMATION

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

Managed Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks the highest level of total return through income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.89%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Class I	$91	$284	$493	$1,096

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio pursues its objective through a fully managed investment policy consisting of investment in the following three market sectors: (1) common stocks and other equity securities, (2) high grade debt securities and (3) money market instruments.

The Portfolio invests in both securities of companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market (i.e., “value stocks”) and securities of those companies that display more traditional growth characteristics such as established records of growth in sales and earnings.

16

The Portfolio also invests in high grade bonds and money market securities. There are no restrictions as to the proportion of one or another type of security which the Portfolio may hold. Accordingly, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

The Portfolio may also invest in mortgage-backed securities, capital securities, and other collateralized or asset-backed securities. The Portfolio may invest up to 25% of its net assets in equity securities of foreign issuers as consistent with its investment objective.

Principal Risks

As with any mutual fund that invests in stocks and bonds, the Portfolio is subject to market, financial and interest rate risks. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. For income bearing securities, financial risk is credit risk or the risk that the issuer of the security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. For equity securities, financial risk is the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value. Interest rate risk is the risk of declines in market value of an income bearing investment due to changes in prevailing interest rates.

To the extent that it invests in non-investment grade securities (i.e., “junk” bonds), the Portfolio may be affected by additional risks relating to above-average credit, market and other risk, including liquidity risk. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. Liquidity risk is the risk that junk bonds may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

The Portfolio’s investments in securities of foreign issuers are subject to currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

To the extent the Portfolio invests in mortgage-backed securities and other collateralized or asset-backed securities, it is subject to credit, extension, prepayment and interest rate risks. Extension risk is the risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value. Prepayment risk is the risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s returns.

The Portfolio may be subject to the risk of value investing. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value. Further, while the Portfolio’s investments in value stocks may limit the overall downside risk of the Portfolio over time, the Portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. In addition, the Portfolio is subject to credit risk. To the extent the Portfolio is substantially invested in money market instruments, the Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

17

Portfolio Performance

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years.

Annual Returns
Calendar Years

Best Quarter:	2Q 2003	12.65%

Worst Quarter:	4Q 2008	(12.97)%

The year-to-date return as of September 30, 2010 was 5.46%.

The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Managed Portfolio to those of a broad-based securities benchmark over the periods shown.

Average Annual Total Return	One Year	Five Years	Ten Years
(for periods ended December 31, 2009)

Managed Portfolio
Return Before Taxes	17.40%	2.71%	7.14%
Return After Taxes on Distributions	17.00%	1.91%	6.21%
Return After Taxes on Distributions and Sale of Portfolio Shares	17.00%	2.25%	6.21%
S&P 500 Index (does not reflect any fees or expenses)	26.46%	0.42%	(0.95)%

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

18

MANAGEMENT

Investment Adviser

EquiTrust Investment Management Services, Inc.

Portfolio Managers

Doug Higgins
Securities Vice President
Portfolio Manager of the Portfolio since 2008.

Mark Sandbulte
Associate Portfolio Manager of the Portfolio since 2008.

Justin Carley
Investment Analyst for the Portfolio since 2005.

BUYING AND SELLING PORTFOLIO SHARES

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) the following investment advisory clients of EquiTrust Investment Management Services, Inc.: (1) affiliated and unaffiliated benefit plans, such as qualified retirement plans, and (2) affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates and affiliated state Farm Bureau Federations; (d) directors and trustees of the EquiTrust Mutual Funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC, the Fund’s distributor deems appropriate. Class I shares currently are available for purchase only from EquiTrust. The minimum initial purchase for shares of the Portfolio is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans.

You may redeem shares of the Portfolio by mail or telephone on any day the New York Stock Exchange is open for trading.

TAX INFORMATION

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

Value Growth Portfolio
Investment Objective

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.77%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Class I	$79	$246	$428	$954

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or ‘turns over‘ its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

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Principal Investment Strategies

The Portfolio pursues its investment objective by investing primarily (i.e., at least 65% of total assets) in equity securities of any size companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market (i.e., “value stocks”). It also may invest in “special situation” companies. (Special situation companies are ones that, in the Adviser’s opinion, have potential for significant future earnings growth but have not performed well in the recent past. These companies may include ones with management changes, corporate or asset restructuring or significantly undervalued assets.)

The Adviser’s value analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-total capital. The Adviser attempts to determine the fundamental value of a company by evaluating key financial ratios and analyzing the company’s balance sheet (e.g., comparing the company’s assets with the purchase price of similar recently acquired assets) as well as by using dividend discounting models.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when it believes the overall profitability outlook for the issuer has substantially diminished.

The Portfolio may also invest in capital securities and up to 25% of its net assets in equity securities of foreign issuers as consistent with its investment objective.

Principal Risks

As with any mutual fund that invests in equity securities, this Portfolio is subject to market and financial risks. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. Financial risk is the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value. Because the Portfolio invests primarily in value stocks, it is subject to the risks of value investing. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value. Further, while the Portfolio’s investments in value stocks may limit the overall downside risk of the Portfolio over time, the Portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The equity securities in which the Portfolio invests include the equity securities of “special situation” companies. The Portfolio’s investments in special situation companies bear the risk that the special situation will not develop as favorably as expected, or the situation may deteriorate. For example, a merger with favorable implications may be blocked or a bankruptcy may not be as profitably resolved as had been expected. Investments in medium- and smaller-size companies are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of larger-size companies. Because the securities of most medium- and smaller-size companies are not as broadly traded as those of larger-size companies, these securities are often subject to wider and more abrupt fluctuations in the market price. In the past, there have been prolonged periods when these securities have substantially underperformed or outperformed the securities of larger-size companies. In addition, medium- and smaller-size companies generally have fewer assets available to cushion an unforeseen adverse occurrence. Therefore, such an occurrence may have a disproportionately negative impact on these companies.

The Portfolio’s investments in securities of foreign issuers are subject to currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

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Portfolio Performance

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years.

Annual Returns
Calendar Years

Best Quarter:	2Q 2003	17.01%

Worst Quarter:	4Q 2008	(20.69)%

The year-to-date return as of September 30, 2010 was 3.14%.

The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Value Growth Portfolio to those of a broad-based securities benchmark over the periods shown.

Average Annual Total Return	One Year	Five Years	Ten Years
(for periods ended December 31, 2009)

Value Growth Portfolio
Return Before Taxes	26.24%	1.67%	5.91%
Return After Taxes on Distributions	26.02%	1.39%	5.54%
Return After Taxes on Distributions and Sale of Portfolio Shares	26.02%	1.43%	5.54%
S&P 500 Index (does not reflect any fees or expenses)	26.46%	0.42%	(0.95)%

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

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MANAGEMENT

Investment Adviser

EquiTrust Investment Management Services, Inc.

Portfolio Managers

Doug Higgins
Securities Vice President
Portfolio Manager of the Portfolio since 2008.

Mark Sandbulte
Associate Portfolio Manager of the Portfolio since 2008.

Justin Carley
Investment Analyst for the Portfolio since 2005.

BUYING AND SELLING PORTFOLIO SHARES

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) the following investment advisory clients of EquiTrust Investment Management Services, Inc.: (1) affiliated and unaffiliated benefit plans, such as qualified retirement plans, and (2) affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates and affiliated state Farm Bureau Federations; (d) directors and trustees of the EquiTrust Mutual Funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC, the Fund’s distributor deems appropriate. Class I shares currently are available for purchase only from EquiTrust. The minimum initial purchase for shares of the Portfolio is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans.

You may redeem shares of the Portfolio by mail or telephone on any day the New York Stock Exchange is open for trading.

TAX INFORMATION

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Blue Chip Portfolio
Investment Objective

The Portfolio seeks long-term growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.51%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Class I	$52	$164	$285	$640

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Portfolio pursues its objective by investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of well-capitalized, established companies that the Adviser considers to be “blue chip” companies. (The Portfolio’s 80% policy may be changed without a shareholder vote; however, the Portfolio will provide shareholders 60 days’ notice prior to any such change.) The Portfolio focuses on common stocks of approximately 50 large, well-known companies that the Adviser believes to collectively comprise a representative cross-section of major industries, commonly referred to as “blue chip” companies, which are generally identified by their substantial capitalization, established history of earnings and superior management structure. Blue chip companies typically fall in the top 20% of U.S. companies by market capitalization. With respect to 25% of its total assets, the Portfolio may, from time to time, hold more than 5% of its assets in one or more such companies.

Principal Risks

What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in equity securities, the Portfolio is subject to market and financial risks. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. Financial risk is the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value.

The equity securities in which the Portfolio primarily invests are considered “growth stocks.” Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potential and broader economic activity. Because the Portfolio invests in larger, more established companies, the Portfolio may underperform in markets that do not favor growth stock funds.

The Portfolio may also be subject to non-diversification risk, the risk that investment in a limited number of companies will expose the Portfolio, to a greater extent than if investments were spread across more companies, to losses arising from adverse developments affecting those companies.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

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Portfolio Performance

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years.

Annual Returns
Calendar Years

Best Quarter:	2Q 2003	15.23%

Worst Quarter:	3Q 2002	(17.14)%

The year-to-date return as of September 30, 2010 was 3.26%.

The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Blue Chip Portfolio to those of a broad-based securities benchmark over the periods shown.

Average Annual Total Return	One Year	Five Years	Ten Years
(for periods ended December 31, 2009)

Blue Chip Portfolio
Return Before Taxes	17.88%	0.90%	(0.90)%
Return After Taxes on Distributions	17.51%	0.51%	(1.32)%
Return After Taxes on Distributions and Sale of Portfolio Shares	17.51%	0.79%	(0.85)%
S&P 500 Index (does not reflect any fees or expenses)	26.46%	0.42%	(0.95)%

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

26

MANAGEMENT

Investment Adviser

EquiTrust Investment Management Services, Inc.

Portfolio Managers

Doug Higgins
Securities Vice President
Portfolio Manager of the Portfolio since 2008.

Mark Sandbulte
Associate Portfolio Manager of the Portfolio since 2008.

Justin Carley
Investment Analyst for the Portfolio since 2005.

BUYING AND SELLING PORTFOLIO SHARES

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) the following investment advisory clients of EquiTrust Investment Management Services, Inc.: (1) affiliated and unaffiliated benefit plans, such as qualified retirement plans, and (2) affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates and affiliated state Farm Bureau Federations; (d) directors and trustees of the EquiTrust Mutual Funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC, the Fund’s distributor deems appropriate. Class I shares currently are available for purchase only from EquiTrust. The minimum initial purchase for shares of the Portfolio is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans.

You may redeem shares of the Portfolio by mail or telephone on any day the New York Stock Exchange is open for trading.

TAX INFORMATION

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

27

INVESTMENT OBJECTIVES, PRIMARY STRATEGIES AND RELATED RISKS

Each Portfolio has its own investment objectives, investment policies, restrictions and attendant risks. An investor should consider each Portfolio separately to determine if it is an appropriate investment. No one can assure that a Portfolio will achieve its investment objective(s) and investors should not consider any one Portfolio alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a Portfolio. The investment objective(s) of each Portfolio and those investment restrictions of a Portfolio that are designated as fundamental cannot be changed without approval of a majority of the outstanding shares of that Portfolio as defined in the SAI. However, each Portfolio’s investment policies and the strategies by which it seeks its objective(s), and those investment restrictions not specifically designated as fundamental, are nonfundamental and may be changed by the Fund’s Board of Trustees without shareholder approval.

The Fund will provide shareholders of the High Grade Bond Portfolio and Blue Chip Portfolio with at least 60 days’ prior notice of any change in such Portfolio’s 80% investment policy.

Notwithstanding their investment objective(s), each Portfolio may from time to time, for temporary defensive purposes, invest all (15% for the Blue Chip Portfolio) of its assets in cash and/or money market instruments of the type in which the Money Market Portfolio invests. As a result of taking such a temporary defensive position, a Portfolio may not achieve its investment objective(s).

Money Market Portfolio

The Money Market Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio intends to maintain a stable value of $1.00 per share.

The Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. The Adviser will invest at least 97% of the Portfolio’s assets in money market instruments rated in the highest short-term category (or the unrated equivalent), and 100% of the Portfolio’s assets in securities rated in the two highest short-term categories. The Portfolio maintains a dollar-weighted average maturity of 60 days or less.

The Money Market Portfolio is subject to little market or credit risk because it invests in high quality short-term investments that reflect current market interest rates. The Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

High Grade Bond Portfolio

The High Grade Bond Portfolio seeks to generate as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities.

To keep current income relatively stable and to limit share price volatility, under normal circumstances, the Adviser invests at least 80% of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, in high grade fixed-income securities and typically maintains an average portfolio duration of two to seven years. The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody’s; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody’s. The Portfolio will not directly purchase common stocks. However, it may retain up to 10% of the value of its assets in common stocks acquired either by conversion of debt securities or by the exercise of warrants attached to debt securities.

In determining whether to sell a security, the Adviser considers the relative value of the security as compared to the relative value of the securities available for purchase based on the Adviser’s outlook for interest rates, interest rate volatility, the security’s asset class, credit quality of the issuer, issuer-specific risks and the economy in general.

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The High Grade Bond Portfolio is subject to moderate levels of interest rate risk and relatively low levels of credit risk and current income volatility.

Strategic Yield Portfolio

The Strategic Yield Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.

Under normal circumstances, the Portfolio’s assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. The remaining assets may be held in cash or investment-grade commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements. The Portfolio does not intend to invest in common stocks or other equity securities, but may acquire or hold such securities when acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion or exchange of fixed-income securities.

The premise of the Strategic Yield Portfolio is that over long periods of time, a broadly diversified portfolio of lower-rated, higher-yielding debt securities should, net of capital losses, provide a higher net return than a similarly diversified portfolio of higher-rated, lower-yielding debt securities. (See “INVESTMENT OBJECTIVES AND TECHNIQUES — Investment Strategies and Techniques — Lower-Rated Debt Securities” in the SAI.) The Portfolio generally does not invest in bonds rated Ca/Cc or lower. The Adviser attempts to minimize the risks of higher-yielding debt securities by:

•	constructing a portfolio of such securities diversified by industry, geography, maturity, duration and credit quality;

•	performing credit analysis independent of rating agencies and attempting to acquire securities of issuers whose financial position is more sound than ratings would indicate; and

•	acquiring or disposing of particular securities to take advantage of anticipated changes and trends in the economy and financial markets.

The Adviser’s judgment of the risk of any particular security is a function of its experience with higher-yielding debt securities, its evaluation of general economic and securities market conditions, and the financial position of a security’s issuer. Under certain market conditions, the Adviser may sacrifice yield in order to adopt a defensive posture designed to preserve capital. A defensive posture could include, among other strategies, acquiring discount securities.

In determining whether to sell a security, the Adviser considers the relative value of the security as compared to the relative value of the securities available for purchase based on the Adviser’s outlook for interest rates, interest rate volatility, the security’s asset class, credit quality of the issuer, issuer-specific risks and the economy in general.

The Strategic Yield Portfolio is subject to relatively high levels of credit risk, moderate levels of interest rate risk and relatively low levels of current income volatility.

Managed Portfolio

The Managed Portfolio seeks the highest level of total return through income and capital appreciation.

The Adviser uses a fully managed approach in selecting investments for the Portfolio and may allocate the Portfolio’s investments in any manner among the equity, debt and money market sectors. Therefore, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

The Adviser generally selects the Portfolio’s equity investments using a value approach. Such an analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-total capital. The Adviser attempts to determine the fundamental value of a company by evaluating key financial ratios and analyzing the company’s balance sheet (e.g., comparing the company’s assets with the purchase price of similar recently acquired assets) as well as by using dividend discounting models. The

29

Adviser’s use of a value-oriented analysis may at times result in the acquisition of equity securities of medium- and smaller-size companies or in securities of companies that are out of favor in the market.

In selecting the Portfolio’s debt securities, under normal circumstances, the Adviser selects high grade fixed-income securities. For the Portfolio’s money market instruments, the Adviser invests in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when it believes the overall profitability outlook for the issuer has substantially diminished.

The Managed Portfolio is subject to moderate levels of market, financial, interest rate and credit risk, and relatively low levels of current income volatility, although current income could be higher if the Portfolio is heavily invested in short-term money market instruments.

Value Growth Portfolio

The Value Growth Portfolio seeks long-term capital appreciation.

The Adviser follows a value approach in investing the Portfolio’s assets. Such an analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-total capital. The Adviser attempts to determine the fundamental value of a company by evaluating key financial ratios and analyzing the company’s balance sheet (e.g., comparing the company’s assets with the purchase price of similar recently acquired assets) as well as by using dividend discounting models. The Adviser’s use of a value-oriented analysis may at times result in the acquisition of equity securities of medium- and smaller-size companies or in securities of companies that are out of favor in the market. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value. Further, while the Portfolio’s investments in value stocks may limit the overall downside risk of the Portfolio over time, the Portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The equity securities in which the Portfolio invests include the equity securities of “special situation” companies. The Portfolio’s investments in special situation companies bear the risk that the special situation will not develop as favorably as expected, or the situation may deteriorate. For example, a merger with favorable implications may be blocked or a bankruptcy may not be as profitably resolved as had been expected. Investments in medium- and smaller-size companies are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of larger-size companies. Because the securities of most medium- and smaller-size companies are not as broadly traded as those of larger-size companies, these securities are often subject to wider and more abrupt fluctuations in the market price. In the past, there have been prolonged periods when these securities have substantially underperformed or outperformed the securities of larger-size companies. In addition, medium- and smaller-size companies generally have fewer assets available to cushion an unforeseen adverse occurrence. Therefore, such an occurrence may have a disproportionately negative impact on these companies.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when it believes the overall profitability outlook for the issuer has substantially diminished.

The Value Growth Portfolio is subject to moderate levels of both market and financial risk.

Blue Chip Portfolio

The Blue Chip Portfolio seeks long-term growth of capital and income.

Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities of large, well-known companies the Adviser considers to be “blue chip” companies. The Adviser focuses the Portfolio’s investments on the common stocks of

30

approximately 50 large, well-known companies. Blue chip companies are generally identified by their substantial capitalization, established history of earnings and superior management structure. The Adviser selects the companies in which the Portfolio invests based upon whether, taken together, such companies reasonably represent a cross-section of major industries and not on the basis of any analysis of their economic or financial strength or the relative value of the securities.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when it believes the overall profitability outlook for the issuer has substantially diminished.

The Blue Chip Portfolio is subject to moderate levels of both market and financial risk. The Portfolio is subject to the risk of growth stock investing. Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potential and broader economic activity. Because the Portfolio invests in larger, more established companies, the Portfolio may underperform in markets that do not favor growth stock funds. The Portfolio is also subject to non-diversification risk. A non-diversified fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, the Portfolio may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

PRINCIPAL RISK FACTORS

General Discussion of Risks

Equity Securities. To the extent that a Portfolio invests in equity securities, it is subject to market risk. In general, stock values fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions. Accordingly, the value of the equity securities that a Portfolio holds may decline over short or extended periods. The risk of such a decline is known as market risk. The U.S. equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Therefore, the value of an investment in those Portfolios that hold equity securities may increase or decrease. Equity securities are also subject to financial risk, which is the risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income-Bearing Securities. To the extent that a Portfolio invests in income-bearing securities, it is subject to the risk of income volatility, market risk (interest rate risk), financial risk (credit risk) and, as to some Portfolio holdings, prepayment/extension risk. Income volatility refers to the degree and rapidity with which changes in overall market interest rates diminish the level of current income from a portfolio of income-bearing securities. In general, market risk is the risk that when prevailing interest rates decline, the market value of income-bearing securities (particularly fixed-income securities) tends to increase. Conversely, when interest rates increase, the market value of income-bearing securities (particularly fixed-income securities) tends to decline. Financial risk relates to the ability of an issuer of a debt security to pay principal and interest on such security on a timely basis and is the risk that the issuer could default on its obligations and a Portfolio will lose its investment. The credit risks of an income-bearing security may vary based on its priority for repayment. In addition, some subordinated securities such as trust preferred and capital securities notes permit the issuer to defer payments under certain circumstances. Prepayment risk and extension risk are normally present in adjustable rate mortgage loans, mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (prepayment risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors.

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Types of Investment Risk

Correlation Risk. The risk that changes in the value of a hedging instrument or hedging technique will not match those of the asset being hedged (hedging is the use of one investment to offset the possible adverse effects of another investment).

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.

Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment.

Current Income Volatility. For income-bearing securities, the risk that the degree and rapidity with which changes in overall market interest rates diminish the level of current income.

Extension Risk. The risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage payments, typically reducing the security’s value.

Financial Risk. For income-bearing securities, credit risk. For equity securities, the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value.

Information Risk. The risk that key information about a security or market is inaccurate or unavailable.

Interest Rate Risk. The risk of declines in market value of an income-bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values.

Leverage Risk. The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as buying securities on margin or using certain derivative contracts or derivative securities. A Portfolio’s gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument. A Portfolio may also incur additional costs in taking a leveraged position (such as interest on borrowing) that may not be incurred in taking a non-leveraged position.

Liquidity Risk. The risk that certain securities or other investments may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. This risk is common to all income-bearing securities and mutual funds that invest in them.

Natural Event Risk. The risk of losses attributable to natural disasters, crop failures and similar events.

Non-Diversification Risk. The risk that a concentration of assets in a limited number of companies will create a greater exposure to losses arising from adverse developments affecting those companies.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political Risk. The risk of losses directly attributable to government actions or political events of any sort.

Prepayment Risk. The risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s return.

Valuation Risk. The risk that the market value of an investment falls substantially below the Portfolio’s valuation of the investment.

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DESCRIPTION OF PRINCIPAL SECURITY TYPES AND ASSOCIATED RISKS

Foreign Securities. The Value Growth Portfolio and Managed Portfolio each may invest up to 25% of its net assets in equity and debt securities of foreign issuers, and the High Grade Bond Portfolio and Strategic Yield Portfolio each may invest up to 25% of its net assets in debt securities of foreign issuers, to the extent the purchase of such foreign securities is otherwise consistent with the Portfolio’s investment objectives. Investments are made only in securities of foreign issuers (i.e., companies organized outside the United States) that are traded on U.S. exchanges and payable or denominated in U.S. dollars.

Investments in securities of foreign issuers (including ADRs) may offer potential benefits not available from investments solely in securities of domestic issuers. Investing in securities of foreign issuers involves significant risks that are not typically associated with investing in domestic securities. The risks of foreign securities investments (including ADRs) include market, currency, information, natural event and political risks.

Lower-Rated Debt Securities. The Strategic Yield Portfolio normally invests primarily in income-bearing securities offering high current income. Additionally, the High Grade Bond Portfolio may invest a portion of its assets in such securities. Such high yielding income-bearing securities often do not meet the High Grade or Investment Grade quality level. Securities falling short of Investment Grade are commonly known as “junk bonds.” These lower-rated securities are, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with their terms and generally entail more credit risk than higher-rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities and are subject to market risk. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated securities may depress prices and diminish liquidity for such securities. Factors adversely affecting the market value of lower-rated securities adversely affect a Portfolio’s net asset value. In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its income-bearing securities. Although some risk is inherent in all securities, holders of income-bearing debt securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in such securities generally entails less financial risk than an investment in equity securities of the same issuer.

Lower-rated securities may be issued by corporations in the early stages of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high-yielding lower-rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. An issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated income bearing securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower-rated securities are also subject to interest rate risk and information risk.

Lower-rated income bearing securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from the Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio would likely have to replace such called security with a lower-yielding security, thus decreasing the net investment income to the Portfolio. The premature disposition of a lower- rated high-yielding security because of a call or buy-back feature, the deterioration of the issuer’s

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creditworthiness or a default may also make it more difficult for a Portfolio to time its receipt of income, which may have federal income tax implications.

A Portfolio may have difficulty disposing of certain lower-rated securities for which there is a thin trading market. Because not all dealers maintain markets in all lower-rated securities, there is no established retail secondary market for many of these securities, and the Adviser anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower-rated securities, it is generally not so liquid as that for Investment Grade securities. The lack of a liquid secondary market may have an adverse impact on the market value of such securities and a Portfolio’s ability to dispose of them when necessary to meet the Portfolio’s liquidity needs, or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Adviser to obtain accurate market quotations for purposes of valuing a Portfolio’s assets. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

It is likely that a major economic recession could severely affect the market for and the values of lower-rated securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

A Portfolio may acquire lower-rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. As such, lower-rated securities may be subject to liquidity and valuation risks. The SAI contains more information about the risks of restricted securities. A Portfolio may acquire lower-rated securities during an initial offering. Such securities involve special risks because they are new issues.

Additional information regarding the rating categories for income-bearing debt securities appears in the appendices of the SAI.

When-Issued and Delayed Delivery Transactions. Any of the Portfolios may purchase newly-issued securities on a “when-issued” basis and may purchase or sell securities on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery to take place at a future date. These transactions allow the Portfolio to lock in an attractive purchase price or yield on a security the Portfolio intends to purchase or an attractive sale price on a security the Portfolio intends to sell. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase or sale and settlement, no payment is made or received by a Portfolio and, for delayed delivery purchases, no interest accrues to the Portfolio. A Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but each Portfolio reserves the right to sell such securities before the settlement date if this is deemed advisable.

At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will segregate liquid securities at least equal in value to the commitment on the Fund’s accounting records, record the transaction and reflect the amount due and the market value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will segregate the security on the Fund’s accounting records, record the transaction and include the proceeds to be received in determining its net asset value. Accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are not reflected in the net asset value so long as the commitment remains in effect.

When-issued and delayed delivery transactions may subject the Portfolios to market, opportunity and leverage risks.

Mortgage-Backed Securities. The High Grade Bond, Strategic Yield, and Managed Portfolios each may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Portfolio. Unscheduled prepayments of principal shorten the securities’ weighted

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average life and may lower total return. The value of these securities may also change because of changes in the market’s perception of the creditworthiness of the federal agency that issued them. Some mortgage-backed securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury, while others, such as Freddie Mac certificates, are not.

The High Grade Bond, Strategic Yield, and Managed Portfolios each may also purchase or sell collateralized mortgage obligations (“CMOs”), which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Depending on the type of CMOs in which the Portfolio invests, the Portfolio’s investments may be subject to a greater or lesser risk of prepayment (see below) than other types of mortgage-related securities.

Such securities are subject to credit, extension, prepayment and interest rate risks.

Asset-Backed Securities. The High Grade Bond, Strategic Yield, and Managed Portfolios each may invest in various asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another such as motor vehicle receivables, credit card receivables, conditional sales contracts, equipment lease certificates and equipment trust certificates. The Adviser expects that other types of asset-backed securities will be offered to investors in the future.

Such securities are subject to credit, extension, prepayment and interest rate risks.

Capital Securities. Each Portfolio (other than the Money Market and Blue Chip Portfolios) may invest in capital (trust-preferred) securities. Capital securities are issued by trusts or other special purpose entities created to invest in (or pool) junior subordinated debentures. Capital securities pay interest on a fixed schedule (although issuers often may defer interest payments for up to five years) and have a maturity date. Capital securities have no voting rights and have a preference over common and preferred stock, but stand behind senior debt securities in the event of the issuer’s liquidation. The trust or other special purpose entity may terminate and distribute the debentures to holders of the capital securities. Generally, capital securities exhibit characteristics, and entail associated risks, of both debt securities and preferred stock. For purposes of investment limits applicable to a Portfolio, the Fund treats capital securities as debt. For federal income tax purposes, the Internal Revenue Service currently treats them as debt securities as well. In the past, legislation has been proposed that would have changed the federal income tax treatment of capital securities and if this treatment changes in the future, the Adviser would reconsider the appropriateness of continued investment in them.

Short-Term Trading. Each Portfolio may sell securities on a short-term basis to take advantage of market opportunities, to meet anticipated redemption requests or for other similar purposes.

It is the Money Market Portfolio’s intention, generally, to hold securities to maturity. Nevertheless, the Portfolio may sell portfolio securities prior to maturity to realize gains or losses to shorten the Portfolio’s average maturity and may reduce or withhold dividends if it deems such actions appropriate to maintain a stable net asset value. In addition, the Portfolio may attempt, from time to time to increase its yield by trading to take advantage of variations in the markets for short-term money market instruments.

HOW TO BUY SHARES

Shares of the Fund’s Portfolios are offered and sold on a continuous basis. The offering price per share will be set at the net asset value (“NAV”) next determined (generally 3:00 p.m. Central time) after a purchase order and payment is received in proper form as described below. The Fund is open for business on each day the New York Stock Exchange (“NYSE”) is open for trading. The Fund reserves the right to reject any purchase order and to change the minimum purchase requirements at any time.

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) the following investment advisory clients of EquiTrust Investment

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Management Services, Inc: (1) affiliated and unaffiliated benefit plans, such as qualified retirement plans, and (2) affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau Federations; (d) directors and trustees of the EquiTrust Mutual Funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC, the Fund’s distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust.

Initial Purchase

The minimum initial purchase for each Portfolio account is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans. There is no initial sales charge. An Application may be obtained by contacting the Fund at the address or phone numbers shown on the cover page of this Prospectus.

Simply complete the Application and mail it with your check payable to the appropriate Portfolio of the Fund to: EquiTrust Series Fund, Inc., 5400 University Avenue, West Des Moines, Iowa 50266-5997.

Subsequent Purchases

For any subsequent purchase(s), send the Fund a check (no minimum) payable to the appropriate Portfolio of the Fund accompanied by a letter indicating the dollar value of the shares to be purchased and identifying the Portfolio, the account number and registered owner(s).

Purchases by Wire

To make a purchase in the Fund by wire transfer, instruct your bank to “wire transfer” funds to JP Morgan Chase Bank, N.A., ABA #021000021, to the respective Portfolio(s) below, for further credit to your Account registration and Account number(s).

Finally, if you are making an initial purchase, complete an Application and mail it to the Fund at the address listed above under “Initial Purchase.”

ABA ACCOUNT#	PORTFOLIO
G10544	Value Growth
G10545	High Grade Bond
G10546	Strategic Yield
G10547	Managed
G10548	Money Market
G10549	Blue Chip

HOW TO REDEEM SHARES

Upon receipt of an executed redemption request in proper form, as described below, the Fund will redeem shares in your Portfolio account at the next determined NAV. Requests received in proper form prior to the close of regular trading on the NYSE (generally 3:00 p.m. Central time) will be effected that business day. Requests received after that time will be effected the next business day. The Fund intends to pay redemption proceeds within one business day after receipt of an executed redemption request in proper form. However, if you sell shares which were recently purchased with a check, the Fund may delay sending you redemption proceeds until the check has cleared, which may take up to 15 days.

You can request redemption of either a number or dollar value of shares of a specified Portfolio account by writing to the Fund, 5400 University Avenue, West Des Moines, Iowa 50266-5997. The letter must be

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signed exactly as the account is registered and must be accompanied by such other documentation of authority as the Fund deems necessary in the case of estates, trusts, guardianships, corporations, unincorporated associations and pension and profit sharing plans. On a jointly owned account, all owners must sign. For redemptions greater than $50,000, or for redemptions in any amount being directed to a destination other than the address of record, signatures of account owners must be guaranteed. The following institutions may provide signature guarantees: participating commercial banks, trust companies, savings and loan associations, credit unions, brokers, dealers, and members of a national securities exchange or association. Signatures may not be guaranteed by a notary public.

Expedited Redemption Procedures

You may redeem shares of any Portfolio account by telephone. The proceeds of shares redeemed will be sent by Federal wire transfer to a single designated account maintained by you at a domestic commercial bank that is a member of the Federal Reserve System or by check to your address of record. To effect a redemption, you should call the Fund at the appropriate number shown on the cover of the Prospectus between the hours of 8:00 a.m. and 4:30 p.m. (Central time) on any day when the Fund is open for business. Requests received by the Fund prior to the earlier of the close of regular trading on the NYSE or 3:00 p.m. (Central time) will result in shares being redeemed that day at the next determined NAV, and the proceeds will normally be sent to the designated bank account or your address of record the following business day. The minimum amount that may be wired is $1,000, and the minimum that may be sent by check is the lesser of $100 or the account balance. The Fund reserves the right to change these minimums or to terminate the wire redemption privilege.

If you wish to use this method of redemption, you must complete the appropriate application and it must be on file with the Fund. All applications for telephone redemption service must have signatures of shareholders guaranteed and must include such other documentation of authority as the Fund deems necessary in the case of estates, trusts, guardianships, corporations, unincorporated associations and pension and profit sharing plans. Once the completed form is on file, the Fund will honor redemption requests from any person by telephone (using the telephone numbers listed on the cover page). The Fund is not responsible for the efficiency of the federal wire system or your bank. To change the name of the single designated bank account to receive wire redemption proceeds, you must send a written request with signatures guaranteed to the Fund. Although the Fund does not currently charge for wiring funds, you will be responsible for any wire fees charged by the receiving bank. This privilege will be inactive for a shareholder for ten business days following a change of address. This procedure is not available for retirement accounts or shares for which certificates have been issued.

You may not use expedited redemption procedures until the shares being redeemed have been on the Fund’s books for at least four business days. There is no such delay in redeeming shares that were purchased by wiring federal funds.

The Adviser employs procedures designed to confirm that instructions communicated by telephone are genuine to prevent unauthorized or fraudulent instructions, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmations of instructions. Accordingly, neither the Adviser nor the Fund would be liable for any losses from unauthorized or fraudulent instructions.

Involuntary Redemptions

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem a Portfolio account that falls below $250 as a result of redemptions. Before the Fund effects such an involuntary redemption, you will be notified in writing and will be allowed 60 days to make additional purchases to bring the account up to the Portfolio’s $250 minimum investment requirement.

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Redemptions in Kind

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by the distribution in-kind of securities held by the applicable Portfolio in lieu of cash. Investors may incur brokerage charges on the sale of securities so received in payment of redemption. A redemption paid in-kind is treated as a redemption of the shares of the Portfolio for federal income tax purposes in the same manner as if cash were received.

OTHER SHAREHOLDER SERVICES

The Fund offers a number of shareholder services designed to facilitate the purchase and redemption of shares of its Portfolios. Full details of these services and copies of the various plans described below can be obtained from the Fund.

Periodic Withdrawal Plan

If you own $5,000 or more of a Portfolio’s shares in a single account, you may establish a Periodic Withdrawal Plan to provide for regular monthly, quarterly or annual payments of a fixed dollar amount or fixed percentage of the account balance (with a minimum $100 annual payment and a maximum annual withdrawable amount of 10% of your declining account balance) to be sent to you or a designated payee. (Account balance and withdrawal limitations may be waived if the plan is established using life expectancy factors to calculate a required minimum distribution.) Shares of a Portfolio held in your account having an NAV of the amount of the requested payment will be redeemed on the 23rd day of the applicable month (or the preceding business day if the 23rd falls on a weekend or holiday) and a check will be mailed to you within seven days thereafter. Depending upon the size of the payments requested and fluctuations in the NAV of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. The Fund reserves the right to amend the Periodic Withdrawal Plan on 30 days’ notice. The program may be terminated at any time by you or the Fund.

Automatic Investment Plan

You may elect to participate in the Fund’s Automatic Investment Plan. This plan enables you to automatically purchase shares of the Fund on a monthly basis. A minimum initial investment of $50 per Portfolio account is required to establish an automatic investment plan. Minimum monthly investments of $25 per Portfolio account are necessary to maintain the plan. The Fund will debit your financial institution account and subsequently purchase shares of the Fund having an NAV of the amount of the requested deposit on or around the 16th day of the month. If you are interested in this plan, you must complete an automatic investment form available from the Fund. If you elect to participate in the Automatic Investment Plan, and all shares of an account with that option are exchanged for shares of another Portfolio account, the Automatic Investment Plan will continue under the account(s) with which the shares were exchanged, until such time as the Fund is notified in writing to discontinue the Plan.

Exchange Privilege

You may exchange all or some shares of a Portfolio for shares of the same class of any other Portfolio in the Fund on the basis of each Portfolio’s relative NAV per share next determined following receipt of an exchange request in proper form, provided your accounts have “like” registrations and the Portfolio’s shares are eligible for sale in your state of residence. There is no minimum amount required to exercise the exchange privilege between Portfolios, except that shareholders wishing to open an account in a new

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Portfolio must meet the minimum purchase requirements described under “How to Buy Shares.” If the exchange involves the establishment of a new account, an application for that account must be completed and mailed to the Fund. (Exercise of the exchange privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a capital gain or loss.) You are automatically provided the exchange privilege upon establishment of an account with the Fund. If you are not interested in the exchange privilege you must check the appropriate box on the Application.

The exchange privilege may be provided after an account has been established by completing an exchange form (obtainable from the Fund). Once the privilege has been afforded you, exchanges may be authorized by telephone from any person by calling one of the numbers shown on the front cover of this Prospectus, from 8:00 a.m. to 4:30 p.m. (Central time) on any day that the Fund is open for business or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266-5997. Telephone exchange requests received prior to the close of regular trading on the NYSE (usually 3:00 p.m. Central time) will be effected at that day’s relative NAV.

The exchange privilege may be modified or terminated by the Fund at any time.

Facsimile Requests

Facsimile requests (faxes) will be accepted for redemption of shares and for changes to shareholder account information. Faxes must contain the appropriate signature(s), signature guarantee(s) and necessary accompanying documents. The transmission should also include account number(s) and a return fax number and telephone number. The Application for Shares, Application for Expedited Redemption and any change or redemption that requires the submission of a certified document must be delivered in original form. Fax requests will be accepted at 515-226-6209.

Retirement and Education Plans

Eligible shareholders of the Fund may participate in a variety of qualified retirement plans which are available through the Adviser. Some of the plans currently offered are: Individual Retirement Accounts (IRAs), Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans (SEPs), Savings Incentive Match Plans for Employees (SIMPLEs), Qualified Pension and Profit Sharing Plans (Keogh Plans) and Public Employer Deferred Compensation Plans. The initial investment to establish any such plan, and subsequent investments, may be in any amount (subject to Automatic Investment Plan limitations). State Street Bank and Trust Company, a Massachusetts trust company (“State Street”), serves as custodian and provides the required services for IRAs, Roth IRAs, Coverdell Education Savings Accounts, SEPs, SIMPLEs and Qualified Pension and Profit Sharing Plans. An annual custodial fee of $20 per Social Security number (rather than per account) will be collected by liquidating shares, or fractions thereof, from each participant. Information with respect to these plans is available upon request from the Fund.

Trustees of qualified retirement plans and 403(b)(7) custodial accounts are required by federal tax law to withhold 20% of the taxable portion of any distribution that is eligible to be “rolled over.” However, the 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution which is transferred directly to another qualified retirement plan, such as a 403(b)(7) account or IRA (i.e., a “trustee-to-trustee” transfer). You should consult your tax adviser regarding this 20% withholding requirement.

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PORTFOLIO MANAGEMENT

EquiTrust Investment Management Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266, serves as the Fund’s investment adviser and manager pursuant to an Investment Advisory and Management Services Agreement. This relationship has existed since the Fund commenced operations in 1971.

The Adviser is an indirect subsidiary of FBL Financial Group, Inc., an Iowa corporation. The following individuals are officers and/or directors of the Adviser and are officers and/or directors of the Fund: Charles T. Happel, James E. Hohmann, James P. Brannen, Richard J. Kypta, David A. McNeill, Kristi Rojohn, Robert Ruisch, Jennifer Morgan, Lillie Peshel, Sara Tamisiea and Jodi Winslow. The Adviser also acts as the investment adviser to individuals, institutions and one other investment company: EquiTrust Variable Insurance Series Fund. Personnel of the Adviser also manage investments for the portfolios of insurance companies.

The Adviser handles the investment and reinvestment of the Fund’s assets, and is responsible for the overall management of the Fund’s business affairs, subject to the review of the Board of Directors.

Robert J. Rummelhart, Doug Higgins, Sarah Biermann and Mark Sandbulte serve as managers for various portfolios of the Fund.

Money Market Portfolio:

Sarah Biermann, CFA; Portfolio Manager. Ms. Biermann joined EquiTrust in 2004 as an Assistant Research Analyst for the fixed-income department. She has served as the Portfolio Manager for the Money Market Portfolio since 2006. Ms. Biermann received her undergraduate degree from Iowa State University and her MBA from the University of Iowa.

High Grade Bond and Strategic Yield Portfolios:

Bob Rummelhart, CFA; Investment Vice President, Portfolio Manager. Mr. Rummelhart joined EquiTrust in 1987 and has been responsible for the management of these Portfolios since their inception. He received both his undergraduate and MBA degrees from the University of Iowa.

Blue Chip, Managed and Value Growth Portfolios:

Doug Higgins, CFA; Securities Vice President, Portfolio Manager. Mr. Higgins joined EquiTrust in 1998 as a Security Analyst in the fixed-income department. He became Associate Portfolio Manager in 2000, and was made Lead Portfolio Manager in 2008. Mr. Higgins received his undergraduate degree from Iowa State University and his MBA from the University of Iowa.

Mark Sandbulte, CFA; Associate Portfolio Manager. Mr. Sandbulte joined EquiTrust in 2000 as Assistant Research Analyst, and became Associate Portfolio Manager in 2008. Mr. Sandbulte received his undergraduate degree from Central College in Pella, Iowa, and his MBA from the University of Iowa.

Justin Carley, Investment Analyst. Mr. Carley joined EquiTrust in 2005 as Associate Portfolio Administrator and is currently an Investment Analyst for the Portfolios.

The SAI contains additional information about the managers’ compensation, other accounts they oversee and their ownership of shares in the Portfolios.

As compensation for the advisory and management services provided by the Adviser, the Fund has agreed to pay the Adviser an annual management fee, accrued daily and payable monthly, based on the average daily net assets of each Portfolio as follows: 0.50% of the average daily net assets of the Value Growth Portfolio, 0.40% of the average daily net assets of the High Grade Bond Portfolio, 0.55% of the average daily net assets of the Strategic Yield Portfolio, 0.60% of the average daily net assets of the Managed Portfolio and 0.25% of the average daily net assets of the Money Market and Blue Chip Portfolios.

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The Adviser, at its expense, furnishes the Fund with office space and facilities, equipment, advisory services, research and statistical facilities, and clerical services and personnel to administer the business affairs of the Fund. The Fund pays its other expenses which include, but are not limited to, the following: net asset value calculations; interest on Fund obligations; miscellaneous reports; membership dues; reports and notices to shareholders; all expenses of registration of its shares under federal and state securities laws; investor services (including allocable telephone and personnel expenses); all taxes and fees payable to federal, state or other governmental authorities; fees of Directors who are not affiliated with the Adviser; fees and expenses of independent registered public accounting firm, legal counsel, custodian, and transfer and dividend disbursing agents; and other general expenses.

The Adviser has agreed to reimburse any Portfolio to the extent that the annual operating expenses (including the investment advisory fee but excluding brokerage, interest, taxes and extraordinary expenses) of that Portfolio exceed 1.50% of the average daily net assets of that Portfolio for any fiscal year of the Portfolio. However, the amount reimbursed shall not exceed the amount of the advisory fee paid by the Portfolio for such period. This reimbursement obligation will remain in effect for as long as the Investment Advisory and Management Services Agreement remains in effect and cannot be changed without shareholder approval.

A discussion regarding the Board of Directors’ basis for approving the Investment Advisory and Management Services Agreement is available in the Fund’s most recent semi-annual report to shareholders for the six months ending January 31.

OTHER INFORMATION

Distributor

EquiTrust Marketing Services, LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter and a distributor of the Fund’s shares.

Net Asset Value

The NAV per share of each Portfolio is determined as of the earlier of 3:00 p.m. (Central time) or the close of regular trading on the NYSE, on each day that (i) the NYSE is open for business and (ii) an order for purchase or redemption of shares of the Portfolio is received. The NAV per share of each Portfolio is computed by dividing the total value of the Portfolio’s securities and other assets, less liabilities, by the total number of outstanding shares of such Portfolio.

The Fund reserves the right to calculate or estimate the NAV of a Portfolio more frequently than once daily if it is deemed desirable. If the Fund offices should be closed because of a weather-related or comparable type of emergency and the Fund is unable to segregate orders and redemption requests received on that day, the Fund will price those orders and redemptions at the NAV next determined for each Portfolio.

Money Market Portfolio. The Money Market Portfolio’s securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity. For further discussion of the manner in which such values are determined, see the SAI under the heading “Net Asset Value.”

Other Portfolios. Portfolio securities that are traded on a national exchange are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. If the mean is not available, exchange-traded securities are valued using the prior day’s closing price. Securities, other than money market instruments, traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded

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both in the over-the-counter market and on a national exchange are valued according to the broadest and most representative market: it is expected that for debt securities this ordinarily will be the over-the-counter market.

In certain cases, events that occur after certain markets have closed may render prices unreliable. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. When a portfolio manager believes a market price does not reflect a security’s true value, the Portfolio may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Directors. These procedures may also be used to value securities that do not have a readily available current market value. Using fair value methods to price securities may result in a value that is different from the prices used by other mutual funds to calculate their NAVs. Each Portfolio is subject to the risk that it has valued certain securities at a higher price than it can sell them.

Money market instruments are valued at market value, except that debt instruments maturing in 60 days or less are valued using the amortized cost method of valuation described above with respect to the Money Market Portfolio.

Privacy Notice

The Fund and its affiliates, such as FBL Financial Group, Inc. and Farm Bureau Life Insurance Company (“we,” “us” or “our”), have a strong tradition of protecting the confidentiality of our customers’ personal information and are highly aware of the importance of properly maintaining this information. This notice explains our information practices and is required of financial institutions such as ours by state and federal law.

Information We Collect. In order to help us serve your financial needs and in order to comply with legal and regulatory requirements, we collect certain information about you. This information varies depending on the products or services you request from a particular entity, but may include:

•	Information we receive from you on your application or other forms (such as name, address, social security number and financial and health information);

•	Information you authorize us to collect (such as health information for underwriting purposes) or information we are authorized or required by law to collect (such as medical records in a workers compensation case);

•	Information about your transactions with us, our affiliates, or others (including payment history or account balances);

•	Information we receive from a consumer reporting agency (such as credit relationships and history); and

•	Information we receive from public records (such as your driving record).

Information we obtain from a report prepared by an insurance-support organization may be retained by the insurance-support organization and disclosed to other persons.

To the extent provided by law, you have the right to access and correct the information we have collected about you. You are also entitled to certain information regarding disclosures of medical information we may have made. To exercise these rights, you should provide a written request to the address below.

The Security of Your Information. We have internal procedures regarding access to customer information. The individuals who have access to this information are required to protect it and keep it confidential. In addition, we maintain physical, electronic, and procedural safeguards that comply with state and federal regulations to guard your personal information.

Information We Share. We may share the previously described information with our affiliates in order to provide necessary services for your products or account. We may also share information with our affiliates about your account history or experiences with us, although this information is not used by our affiliates for marketing purposes.

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In addition, we may share some of the information we obtain about you with certain business partners in order to conduct company business. In sharing this information, we comply with all federal and state regulations, and limit the information to that which is necessary to accomplish the purposes for which the information is shared. Examples of this type of sharing would be:

•	Sharing information with companies that perform services for us such as printing companies or mailing services, who are limited in their ability to further disclose this information.

•	Sharing information with companies with whom we have a joint marketing agreement. A joint marketing agreement is one where another financial institution offers a product or service jointly with us. These institutions must limit their use of information shared to the purpose for which it was shared.

We may also disclose information to non-affiliated third parties as permitted or required by law. For example, we may share information in response to a subpoena, to prevent fraud, or in order to process a transaction you request or authorize.

We do not share medical information, information from a consumer reporting agency or motor vehicle reports for marketing purposes. We do not disclose information about former customers with non-affiliated third parties except in accordance with this Privacy Notice.

A list of affiliated companies subject to this Privacy Notice can be obtained from the Fund. Inquiries regarding this Privacy Notice should be sent to FBL Financial Group, Inc., Customer Privacy, 5400 University Avenue, West Des Moines, Iowa 50266.

Householding

In order to reduce expenses and the amount of mail that you receive, we have initiated “householding” of our fund reports (annual and semi-annual reports, disclosure documents, prospectuses, proxies, etc.). This means that rather than send one report to each accountholder in your household, we will deliver a single report or document to your household. If you do not wish the mailing of these documents to be combined with those for other members of your household, please call our toll free number, 1-877-860-2904, Monday through Friday between 8:00 a.m. and 4:30 p.m. We will begin sending individual documents to you within 30 days after receiving notice from you.

Investor Education and Protection

Under the Public Disclosure Program, the Financial Industry Regulatory Authority (“FINRA”) provides certain information regarding the disciplinary history of FINRA member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. FINRA’s toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.finra.org. An investor brochure that includes information describing the Public Disclosure Program is available from FINRA.

Anti-Money Laundering Program

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to report certain customer activity to the federal government and/or “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block a shareholder’s account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information for shareholders who

43

open an account with the Fund. The Fund may also ask to see a shareholder’s driver’s license or other identifying documents. Applications without this information may not be accepted and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in the Fund or involuntarily redeem a shareholder’s shares and close an account in the event that a shareholder’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Fund and its agents will not be responsible for any loss resulting from the shareholder’s delay in providing all required identifying information or from closing an account and redeeming a shareholder’s shares when a shareholder’s identity cannot be verified.

Disruptive Trading Practices

The Board of Directors has adopted a policy to make reasonable efforts to discourage, and does not intend to accommodate, frequent purchases and redemptions of Portfolio shares that may disrupt the orderly management of any Portfolio, often referred to as “market timing.” Such transactions are potentially harmful to shareholders that invest in the Portfolios in various ways. These include: (1) the dilution of interests of long-term investors where frequent trades attempt to take advantage of market fluctuations that are not fully reflected in a Portfolio’s net asset value; (2) the disruption of ordinary portfolio management, such as necessitating that a Portfolio maintain a cash level higher than would otherwise be necessary or that a Portfolio sell securities prematurely or at inopportune times in order to generate cash to meet redemption requests; and (3) increased Portfolio costs, such as brokerage commissions and administrative costs.

Typically, each Portfolio will realize purchases or redemptions of shares each business day. The Fund does not consider such transactions disruptive to a Portfolio unless they are large in relation to the Portfolio’s size and not the random result of net transactions by its shareholders. However, the Fund considers large purchases or redemptions of shares resulting from shareholders engaging in: (1) market timing; (2) arbitrage based on the lag between the time the value of certain Portfolio investments change and the time it computes its net asset value, or (3) other trading strategies that entail rapid or frequent transfers of shares from one Portfolio to another, to be disruptive trading.

The Fund has instituted policies and procedures reasonably designed to detect the use of a shareholder’s account(s) for frequent trading; the Fund’s policies and procedures address the level of trading that will be considered excessive and the Fund monitors shareholder transactions to identify excessive trading; and the Fund applies such procedures uniformly.

The Fund also uses other procedures to halt or reduce the risk of disruptive trading. The Fund may stop disruptive trading by ceasing sales of additional shares of one or more Portfolios through which offending shareholders operate. In such an event, all other shareholders invested in the Portfolio may be disadvantaged. Because enforcement of the procedures involves some level of discretion, it is possible some shareholder(s) may engage in disruptive trading while others may bear the harm associated with such activity. The Fund applies such procedures uniformly.

The Fund monitors potential price differentials following the close of trading in foreign markets and changes in indications of value for relatively illiquid securities to determine whether the application of fair value pricing procedures is warranted.

An investment in any of the Portfolios is subject to the risks of disruptive trading. In its sole discretion, the Board of Directors of the Fund may revise these policies and procedures at any time without prior notice.

44

DISTRIBUTIONS AND TAXES

Distributions

Money Market Portfolio Distributions: On each day that the NAV per share of the Money Market Portfolio is determined, the Portfolio’s net investment income will be declared, as of the close of the NYSE, as a dividend to shareholders of record prior to the declaration. Distributions will be distributed monthly. If you withdraw your entire account, all dividends accrued to the time of withdrawal will be paid at that time.

High Grade Bond and Strategic Yield Portfolio Distributions: Each Portfolio normally follows the practice of distributing substantially all net investment income monthly, and substantially all net short-term and net long-term capital gains after the close of the Fund’s fiscal year.

Managed Portfolio Distributions: The Portfolio normally follows the practice of distributing substantially all net investment income quarterly, and substantially all net short-term and net long-term capital gains after the close of the Fund’s fiscal year.

Value Growth and Blue Chip Portfolio Distributions: Each Portfolio normally follows the practice of distributing substantially all net investment income and substantially all net short-term and net long-term capital gains, if any, after the close of the Fund’s fiscal year.

Dividends and capital gains distributions are automatically reinvested in shares of the Portfolio unless you indicate in writing to receive them in cash; however, no cash payment will be made for dividends in an amount under $10. Any such dividend amount under $10 will be reinvested in shares of that same Portfolio.

If you elect to receive cash dividends and/or capital gains distributions from an account that remains open and the postal or other delivery service is unable to deliver those monies to your address of record, or the check remains uncashed for over one year, your distribution option will automatically be converted to reinvestment in additional shares. The outstanding check(s) will be voided and allocable shares purchased in your account as of the day the check(s) was voided. If you have elected to receive cash dividends and/or capital gains distributions from an account that is subsequently closed and the postal or other delivery service is unable to deliver those monies to your address of record, such monies will remain outstanding until turned over to the appropriate state agency for escheat purposes. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

How Distributions Affect a Portfolio’s NAV. Distributions are paid to shareholders as of the record date of a distribution from a Portfolio, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in each Portfolio’s daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. You should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

“Buying a Dividend.” If you purchase shares of a Portfolio just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” Of course, a Portfolio’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions may occur even in a year when a Portfolio has a negative return. Unless your account is a tax-deferred account, dividends paid to you will be included in your gross income for federal income tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvest the dividends.

Federal Income Taxes

Federal Income Taxation of the Portfolios. Because each Portfolio is a regulated investment company, the Portfolios generally pay no federal income tax on the income and capital gains that they distribute to you.

45

Accordingly, each Portfolio intends to distribute net investment income and any net capital gains realized on its investments at least annually.

Federal Income Taxation of Shareholders. A Portfolio’s income from dividends and interest and any net realized short-term capital gains are paid to shareholders as dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions.

Except for those shareholders exempt from federal income taxes, dividends and capital gain distributions will be taxable to shareholders, whether paid in cash or reinvested in additional shares of the Portfolio. You will be notified annually as to the federal income tax status of dividends and capital gains distributions paid by a Portfolio. Such dividends and distributions may also be subject to state and local taxes.

Long-term capital gain distributions are taxable as long-term capital gain regardless of how long you have held shares of the Portfolio. Long-term capital gain distributions (derived from assets held by the Portfolio for more than 12 months) made to individual shareholders are currently taxed for federal income tax purposes at rates up to 15% (which are scheduled to increase to 20% for taxable years beginning after December 31, 2010). Dividends representing net investment income and net realized short-term capital gains are generally taxed as ordinary income for federal income tax purposes at rates up to a maximum marginal rate of 35% for individuals (which is scheduled to increase to 39.6% for taxable years beginning after December 31, 2010). Dividends representing qualified dividend income are currently taxed to individuals and other noncorporate investors at federal income tax rates up to 15%, provided certain holding period and other requirements are satisfied, although this favorable treatment is set to expire for taxable years beginning after December 31, 2010. In addition, certain dividends may qualify for the 70% dividends received deduction available to corporate shareholders. It is not anticipated that distributions from the Money Market Portfolio, High Grade Bond Portfolio or Strategic Yield Portfolio will be eligible for qualified dividend income treatment or the dividends received deduction. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which they are declared.

The sale, exchange or redemption of shares of a Portfolio may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated for federal income tax purpose as long-term capital gain or loss if the shares have been held for more than twelve months, and if not held for such period, as short-term capital gain or loss.

Distributions to Retirement Plans. Distributions received by your qualified retirement plan, such as a 401(k) Plan or IRA, are generally tax deferred. This means that you are not required to report Portfolio distributions on your federal income tax return, but distributions will be taxable when your plan makes payments to you. Special rules apply to payments from Roth IRAs and Coverdell Education Savings Accounts.

Backup Withholding. When you open an account, Internal Revenue Service (“IRS”) regulations require that you provide your taxpayer identification number (“TIN”), certify that it is correct and that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, each Portfolio is required to withhold 28% (or 31% for amounts paid after December 31, 2010, unless Congress enacts legislation providing otherwise) of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. Each Portfolio is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be credited against your federal income tax liability and you may file a tax return and obtain a refund from the IRS if withholding results in an overpayment of federal income taxes for such year.

Because everyone’s tax situation is unique, you are advised to consult with your own tax adviser as to the federal, state and local tax consequences of owning shares of a Portfolio.

For more information about the federal income tax status of the Portfolios, see “FEDERAL INCOME TAXES” in the SAI.

46

CLASSES OF SHARES

The Fund offers one class of shares through this prospectus, Class I Shares. Currently, the Fund offers two classes of shares — Class A Shares and Class I Shares. Class B Shares are no longer offered.

47

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolios’ financial performance for the past five years through July 31 of each fiscal year shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements that have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, is included in the Annual Report, which is available, without charge, upon request from the Fund. The Portfolios’ financial statements are incorporated by reference in the SAI.

	Year Ended July 31,
	Money Market Portfolio					High Grade Bond Portfolio
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006

Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$9.99	$9.93	$10.26	$10.20	$10.53
Income from Investment Operations:
Net investment income	— (2)	— (2)	0.03	0.04	0.03	0.42	0.48	0.51	0.54	0.51
Net realized and unrealized gain (loss) on investments	—	—	—	—	—	0.82	0.16	(0.33)	0.06	(0.33)

Total from investment operations	—	—	0.03	0.04	0.03	1.24	0.64	0.18	0.60	0.18
Less Distributions:
Dividends from net investment income	—	—	(0.03)	(0.04)	(0.03)	(0.42)	(0.48)	(0.51)	(0.54)	(0.51)
Distributions from capital gains	—	—	—	—	—	(0.01)	(0.10)	—	—	—

Total distributions	—	—	(0.03)	(0.04)	(0.03)	(0.43)	(0.58)	(0.51)	(0.54)	(0.51)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$10.80	$9.99	$9.93	$10.26	$10.20

Total Return:
Total investment return based on net asset value(1)	0.10%	0.47%	2.63%	4.34%	3.38%	12.61%	6.90%	1.73%	5.96%	1.75%
Ratios/Supplemental Data:
Net assets at end of period in thousands	$6,968	$2,980	$2,850	$2,496	$2,419	$7,592	$5,497	$5,522	$4,573	$4,196
Ratio of total expenses to average net assets	0.94%	0.95%	0.98%	0.96%	0.84%	0.73%	0.74%	0.68%	0.74%	0.71%
Ratio of net expenses to average net assets	0.01%	0.43%	0.98%	0.96%	0.84%	0.73%	0.74%	0.68%	0.74%	0.71%
Ratio of net investment income to average net assets	0.10%	0.45%	2.58%	4.25%	3.71%	4.08%	4.98%	4.98%	5.23%	4.94%
Portfolio turnover rate	0%	0%	0%	0%	0%	16%	25%	18%	8%	12%

(1)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(2)	Without the Adviser’s reimbursement of a portion of certain of its expenses for the periods indicated, the Money Market Portfolio would have had per share net investment income as shown:

	Per Share
	Net Investment	Amount
Year	Income	Reimbursed

2010	$(0.01)	$61,280
2009	$—	$15,249

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	Year Ended July 31,
	Strategic Yield Portfolio					Managed Portfolio
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006

Net asset value at beginning of period	$8.33	$8.83	$9.58	$9.52	$9.91	$12.31	$14.07	$15.56	$15.71	$15.32
Income from Investment Operations:
Net investment income	0.49	0.54	0.58	0.62	0.57	0.27	0.29	0.35	0.50	0.35
Net realized and unrealized gain (loss) on investments	1.02	(0.50)	(0.75)	0.06	(0.39)	1.24	(1.75)	(0.83)	1.12	0.39

Total from investment operations	1.51	0.04	(0.17)	0.68	0.18	1.51	(1.46)	(0.48)	1.62	0.74
Less Distributions:
Dividends from net investment income	(0.49)	(0.54)	(0.58)	(0.62)	(0.57)	(0.28)	(0.30)	(0.35)	(0.47)	(0.35)
Distributions from capital gains	—	—	—	—	—	—	—	(0.66)	(1.30)	—

Total distributions	(0.49)	(0.54)	(0.58)	(0.62)	(0.57)	(0.28)	(0.30)	(1.01)	(1.77)	(0.35)

Net asset value at end of period	$9.35	$8.33	$8.83	$9.58	$9.52	$13.54	$12.31	$14.07	$15.56	$15.71

Total Return:
Total investment return based on net asset value(1)	18.52%	1.00%	(1.90)%	7.25%	1.93%	12.29%	(10.28)%	(3.41)%	10.64%	4.91%
Ratios/Supplemental Data:
Net assets at end of period in thousands	$5,710	$4,313	$4,288	$4,754	$4,047	$8,738	$8,051	$8,896	$9,269	$7,802
Ratio of total expenses to average net assets	0.92%	0.95%	0.90%	0.94%	0.88%	0.89%	0.88%	0.85%	0.86%	0.85%
Ratio of net expenses to average net assets	0.92%	0.95%	0.90%	0.94%	0.87%	0.89%	0.88%	0.85%	0.86%	0.84%
Ratio of net investment income to average net assets	5.47%	6.80%	6.23%	6.48%	6.11%	1.84%	2.49%	2.30%	3.12%	2.32%
Portfolio turnover rate	19%	12%	9%	18%	8%	10%	9%	18%	17%	36%

(1)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

49

	Year Ended July 31,
	Value Growth Portfolio					Blue Chip Portfolio
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006

Net asset value at beginning of period	$11.64	$14.28	$16.05	$14.17	$13.92	$32.98	$40.61	$48.14	$41.78	$40.17
Income from Investment Operations:
Net investment income	0.14	0.18	0.21	0.29	0.17	0.83	0.79	0.98	0.83	0.75
Net realized and unrealized gain (loss) on investments	1.25	(2.62)	(1.39)	1.76	0.23	3.58	(7.58)	(6.20)	6.31	1.60

Total from investment operations	1.39	(2.44)	(1.18)	2.05	0.40	4.41	(6.79)	(5.22)	7.14	2.35
Less Distributions:
Dividends from net investment income	(0.15)	(0.20)	(0.34)	(0.17)	(0.15)	(0.79)	(0.66)	(0.79)	(0.78)	(0.74)
Distributions from capital gains	—	—	(0.25)	—	—	—	(0.18)	(1.52)	—	—

Total distributions	(0.15)	(0.20)	(0.59)	(0.17)	(0.15)	(0.79)	(0.84)	(2.31)	(0.78)	(0.74)

Net asset value at end of period	$12.88	$11.64	$14.28	$16.05	$14.17	$36.60	$32.98	$40.61	$48.14	$41.78

Total Return:
Total investment return based on net asset value(1)	11.94%	(16.92)%	(7.65)%	14.49%	2.91%	13.34%	(16.59)%	(11.51)%	17.18%	5.93%
Ratios/Supplemental Data:
Net assets at end of period in thousands	$9,560	$8,660	$9,948	$10,722	$8,478	$11,398	$9,899	$11,311	$13,605	$11,354
Ratio of total expenses to average net assets	0.77%	0.77%	0.73%	0.77%	0.72%	0.51%	0.52%	0.47%	0.48%	0.48%
Ratio of net expenses to average net assets	0.77%	0.77%	0.73%	0.77%	0.71%	0.51%	0.52%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets	1.07%	1.70%	1.36%	1.98%	1.44%	2.34%	2.60%	2.08%	1.82%	1.84%
Portfolio turnover rate	15%	29%	19%	29%	30%	0%	0%	1%	1%	0%

(1)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

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ADDITIONAL INFORMATION

Shareholder Inquiries

You may make inquiries either by contacting the Fund at the address or telephone numbers as shown on the front cover.

You may obtain copies of year-end account statements by calling the Fund at our toll-free number 877-860-2904 (in the Des Moines metropolitan area, call 515-225-5586), or by writing a letter to the Fund. The prior year statement for regular accounts and prior two-year statements for fiduciary accounts will be provided to you at no charge; thereafter, there will be a charge of $3 per copy (with a maximum of $50 to be assessed). The cost of the copies will be collected by redemption of shares, or fractions thereof, from your account. If your account has been closed, the applicable fees must be remitted with the request.

Annual/Semi-Annual Reports to Shareholders

Additional information about each Portfolio’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The Fund’s annual report to shareholders contains a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during the fiscal year covered by the report. You may obtain a free copy of the Fund’s annual and semi-annual reports by calling the Fund at 877-860-2904 or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266. The Fund’s annual and semi-annual reports to shareholders are also available free of charge on the Fund’s website at www.equitrustmutualfunds.com.

Statement of Additional Information

The SAI, which contains additional information about the Fund, has been filed with the SEC and is incorporated herein by reference. Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-5850. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information are available, upon paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, 100 F Street NE, Room 1850, Washington, D.C. 20549.

You may obtain a free copy of the Fund’s SAI and you may make further inquiries by calling the Fund at 877-860-2904 or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266. The Fund’s SAI is also available free of charge on the Fund’s website at www.equitrustmutualfunds.com.

The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities.

INVESTMENT ADVISER, SHAREHOLDER SERVICE, DIVIDEND DISBURSING AND TRANSFER AGENT EquiTrust Investment Management Services, Inc. 5400 University Avenue West Des Moines, Iowa 50266	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 801 Grand Avenue Suite 3000 Des Moines, Iowa 50309

LEGAL COUNSEL Vedder Price P.C. 222 North LaSalle Street Suite 2600 Chicago, Illinois 60601	CUSTODIAN JP Morgan Chase Bank, N.A. 3 Chase Metrotech Center Brooklyn, NY 11245

The Fund’s Investment Company Act of 1940 File Number is 811-2125.

5400 University Avenue
West Des Moines, IA 50266-5997

EquiTrust Series Fund, Inc.

MONEY MARKET PORTFOLIO — CLASS A (N/A) — CLASS B (N/A)
HIGH GRADE BOND PORTFOLIO — CLASS A (FHBAX) — CLASS B (FBHBX)
STRATEGIC YIELD PORTFOLIO — CLASS A (FSYAX) — CLASS B (FBYBX)
MANAGED PORTFOLIO — CLASS A (FMNAX) — CLASS B (FBMGX)
VALUE GROWTH PORTFOLIO — CLASS A (FVGAX) — CLASS B (FABUX)
BLUE CHIP PORTFOLIO — CLASS A (FBUAX) — CLASS B (FBBLX)

MONEY MARKET PORTFOLIO — CLASS I
HIGH GRADE BOND PORTFOLIO — CLASS I
STRATEGIC YIELD PORTFOLIO — CLASS I
MANAGED PORTFOLIO — CLASS I
VALUE GROWTH PORTFOLIO — CLASS I
BLUE CHIP PORTFOLIO — CLASS I
STATEMENT OF ADDITIONAL INFORMATION
December 1, 2010
EquiTrust Series Fund, Inc. (the “Fund”) is an open-end diversified management investment company which consists of six portfolios (the “Portfolio(s)”). Each Portfolio has distinct investment objectives and policies, and each is in effect a separate fund issuing its own shares.
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the applicable Prospectus of the Fund dated December 1, 2010. The audited financial statements of the Fund, including the notes thereto, contained in the Annual Report to Shareholders of EquiTrust Series Fund for the fiscal year ended July 31, 2010 are incorporated by reference.
A copy of a Prospectus or the Annual Report may be obtained without charge by writing or calling the Fund at the address and telephone number shown below. Terms not defined herein shall have the same meanings given them in the Prospectuses.
EquiTrust Mutual Funds
5400 University Avenue
West Des Moines, Iowa 50266
877-860-2904

i

INVESTMENT OBJECTIVES, POLICIES AND TECHNIQUES
The Fund
EquiTrust Series Fund, Inc. (the “Fund”) was established as a Maryland corporation under Articles of Incorporation dated August 14, 1970. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). It is a series-type investment company consisting of the Money Market Portfolio, High Grade Bond Portfolio, Strategic Yield Portfolio, Managed Portfolio, Value Growth Portfolio and Blue Chip Portfolio (individually, a “Portfolio”; collectively, the “Portfolios”). The Board of Directors of the Fund (the “Board of Directors”) may provide for additional portfolios at any time.
Investment Objectives
The investment objective(s) of each Portfolio is set forth below.

Money Market Portfolio	Seeks maximum current income consistent with liquidity and stability of principal.

High Grade Bond Portfolio	Seeks to generate as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities.

Strategic Yield Portfolio	Seeks as high a level of current income as is consistent with an investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.

Managed Portfolio	Seeks the highest level of total return through income and capital appreciation.

Value Growth Portfolio	Seeks long-term capital appreciation.

Blue Chip Portfolio	Seeks long-term growth of capital and income.
Investment Strategies and Techniques
A description of certain investment strategies and techniques applicable to some or all of the Portfolios is set forth in the Prospectus under the headings “PRINCIPAL RISK FACTORS” and “DESCRIPTION OF PRINCIPAL SECURITY TYPES AND ASSOCIATED RISKS.” A description of the money market instruments in which the Money Market Portfolio may invest is contained in Appendix A to this SAI. A description of the corporate bond and commercial paper ratings of Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”) is contained in APPENDIX C to this SAI.
The following is intended to augment the explanation in the Prospectus of certain investment strategies and techniques applicable to one or more of the Portfolios.
Securities of Foreign Issuers
The Managed Portfolio and Value Growth Portfolio each may invest up to 25% of its net assets in equity and debt securities of foreign issuers, and the High Grade Bond Portfolio and Strategic Yield Portfolio each may

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invest up to 25% of its net assets in debt securities of foreign issuers, to the extent the purchase of such foreign securities is otherwise consistent with the Portfolio’s investment objectives. Investments are made only in securities of foreign issuers that are traded on U.S. exchanges and payable or denominated in U.S. dollars.
Investments in securities of foreign issuers (including ADRs) may offer potential benefits not available from investments solely in securities of domestic issuers. Investing in securities of foreign issuers involves significant risks that are not typically associated with investing in domestic securities. Such investments may be affected by changes in currency rates and changes in foreign or U.S. laws, in restrictions applicable to such investments and in exchange control regulations.
Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes, limitations on the removal of cash or other assets of a Portfolio, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Although ADRs acquired by the Portfolios are traded on domestic exchanges, their values largely reflect the values of the underlying securities on foreign securities markets. The values of such underlying securities are a function of a number of factors. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
Loans of Portfolio Securities
Each Portfolio may from time to time lend securities (but not in excess of 20% of its net assets) from its portfolio to brokers, dealers and financial institutions, provided that: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, government agency securities, or cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned plus accrued interest; (ii) the Portfolio may at any time call the loan and regain the securities loaned; and (iii) EquiTrust Investment Management Services, Inc. (“EquiTrust” or “Adviser”) (under the review of the Board of Directors) has reviewed the creditworthiness of the borrower and found such creditworthiness satisfactory. The collateral will be invested in short-term securities, the income from which will increase the return to the Portfolio.
The Portfolio will retain all rights of beneficial ownership in the loaned securities, including voting rights and rights to interest or other distributions, and will have the right to regain record ownership of loaned securities to exercise such beneficial rights. The Portfolio may pay reasonable administrative, custodial and finders’ fees to persons unaffiliated with the Fund in connection with the arranging of such loans. Unless certain requirements contained in the Internal Revenue Code of 1986, as amended (the “Code”), are satisfied, the dividends, interest and other distributions received by the Portfolio on loaned securities may not be treated for federal income tax purposes as qualified income for the purposes of the 90% income test discussed under “FEDERAL INCOME TAXES.” Each Portfolio intends to loan portfolio securities only to the extent that such activity does not jeopardize the Portfolio’s qualification as a regulated investment company under Subchapter M of the Code.

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Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and the value of the collateral falls. These events could trigger adverse tax consequences to the Portfolio. In addition, if the Portfolio is not able to get securities that it lends back from the borrower on a timely basis, the Portfolio may be exposed to a loss of investment opportunities.
Writing Covered Call Options
The writing of covered call options is a conservative investment technique that is generally considered to involve relatively little risk as compared to other options transactions. Each Portfolio (other than the Money Market Portfolio) may write (sell) covered call options on portfolio securities representing up to 100% of its net assets in an offering to enhance investment performance or to reduce risks associated with investments. A call option is a short-term contract, ordinarily having a duration of nine months or less, which gives the purchaser of the option, in return for a premium paid, the right to buy, and the writer of the option the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option period. An option is “covered” if the writer owns the optioned security.
A Portfolio may write covered call options on debt securities that are traded over-the-counter. When a Portfolio writes an over-the-counter option, there is no assurance that the Portfolio will be able to enter into a closing purchase transaction. It may not always be possible for the Portfolio to negotiate a closing purchase transaction with the same dealer for the same exercise price and expiration date as the option which the Portfolio previously had written. Although the Portfolio may choose to purchase an option from a different dealer, the Portfolio would then be subject to the additional credit risk of such dealer. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or until it delivers the underlying security upon exercise. In that event, the assets represented by the underlying security will temporarily be unavailable to meet any redemption requests.
A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return. In return for the premium income, the Portfolio will forego the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the option, the Portfolio will retain the risk of loss if the price of the security declines, and the premium is intended to offset any such loss in whole or in part. A Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer and that in such circumstances, the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. Covered call options and the securities underlying options will be listed on national securities exchanges, except that certain transactions in debt securities and related options need not be so listed.
A Portfolio may write options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the “Commission”) changes its position, the Portfolios will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.
Transactions by a Portfolio in options on securities is subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Portfolio may write may be affected by options written or purchased by other

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investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.
The writing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of covered call options depends on the Adviser’s ability to forecast market movements correctly. As discussed above, the effective use of covered call options also depends on the Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so.
When-Issued and Delayed Delivery Transactions
From time to time, in the ordinary course of business, any of the Portfolios may purchase newly issued securities appropriate for the Portfolio on a “when-issued” basis and may purchase or sell securities appropriate for the Portfolio on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery to take place at a future date. These transactions allow the Portfolio to lock in an attractive purchase price or yield on a security the Portfolio intends to purchase or an attractive sale price on a security the Portfolio intends to sell. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase or sale and settlement, no payment is made or received by a Portfolio and, for delayed delivery purchases, no interest accrues to the Portfolio. A Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but each Portfolio reserves the right to sell such securities before the settlement date if deemed advisable.
At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will segregate liquid securities at least equal in value to the commitment on the Fund’s accounting records, record the transaction and reflect the amount due and the market value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will segregate the security on the Fund’s accounting records, record the transaction and include the proceeds to be received in determining its net asset value. Accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect.
The market value of the when-issued or delayed delivery securities at any time may be more or less than the purchase price to be paid or the sale price to be received at the settlement date. To the extent that a Portfolio engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring or selling Portfolio securities consistent with the Portfolio’s investment objectives and policies and not for the purpose of investment leverage or to speculate on interest rate changes. The Adviser does not believe that a Portfolio’s net asset value or income will be adversely affected by the purchase of securities on a when-issued or delayed delivery basis or the sale of securities on a delayed delivery basis.
A Portfolio may purchase securities on a when-issued or delayed delivery basis without limit. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income; however, it is the Adviser’s intention that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above.
Mortgage-Backed Securities
The High Grade Bond, Strategic Yield and Managed Portfolios may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Portfolio. Unscheduled prepayments of principal shorten the securities’ weighted average life and may lower total return. The value of these securities may also change because of changes in the market’s perception of the creditworthiness of the federal agency that issued them. Some mortgage-backed securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury, while others, such as Freddie Mac certificates, are not.

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The High Grade Bond, Strategic Yield and Managed Portfolios may also purchase or sell collateralized mortgage obligations (“CMOs”), which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Depending on the type of CMOs in which the Portfolio invests, the Portfolio’s investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.
The average life of mortgage-backed and other types of mortgage related securities is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. During periods of rising interest rates, the average life of mortgage-backed securities may increase substantially because they are not likely to be prepaid, which may result in greater net asset value fluctuation.
Asset-Backed Securities
The High Grade Bond, Strategic Yield and Managed Portfolios may invest in various asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables, credit card receivables, conditional sales contracts, equipment lease certificates and equipment trust certificates. The Adviser expects that other types of asset-backed securities will be offered to investors in the future.
Repurchase Agreements
Each Portfolio may enter into repurchase agreements as a means of earning income for periods as short as overnight. A repurchase agreement is an agreement under which the Portfolio purchases a security and the seller agrees, at the time of sale, to repurchase the security at a specified time and price, thereby determining the yield during the Portfolio’s holding period.
That yield is determined by current short-term rates and may be more or less than the interest rate on the underlying security. The value of the underlying securities is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the Portfolio with additional securities so that the aggregate value of the underlying securities was at least equal to the repurchase price. The Portfolios also may enter into a special type of repurchase agreement known as an “open repurchase agreement.” An open repurchase agreement varies from the typical repurchase agreement in the following respects: (i) the agreement has no set maturity, but instead matures upon 24 hours’ notice to the seller; and (ii) the repurchase price is not determined at the time the agreement is entered into, but instead is based on a variable interest rate and the duration of the agreement.
The Portfolios may enter into repurchase agreements only with banks or securities dealers and the underlying securities will consist of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. If a seller of a repurchase agreement were to default, the Portfolio might experience losses, including delays and expenses in enforcing its rights. Although no definitive creditworthiness criteria are used, the Adviser will review the creditworthiness of the seller of the repurchase agreement to evaluate the risks before a Portfolio may enter into the repurchase agreement.
A Portfolio may invest no more than 10% of its assets in repurchase agreements maturing in more than seven days, and no more than 25% of its assets in repurchase agreements in which the underlying securities have maturities in excess of one year, although there is no limit on the percentage of each Portfolio’s assets which may be invested in repurchase agreements which mature in less than seven days and which have underlying securities with maturities of less than one year. Open repurchase agreements are considered to mature in one day.
Reverse Repurchase Agreements
Each Portfolio may enter into reverse repurchase agreements with banks and broker-dealers. These agreements have the characteristics of borrowing and involve the sale of securities held by a Portfolio with

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an agreement to repurchase the securities at an agreed upon price that reflects a rate of interest paid for the use of the funds for the period. Such transactions are advantageous only if the Portfolios have the opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Portfolios may be unable to realize a rate of return from the use of the proceeds equal to or greater than the interest expense of the repurchase agreement. Thus, the Portfolios only enter into such agreements when it appears advantageous to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of a Portfolio’s investments. The Fund’s custodian maintains, in a segregated account, liquid securities of each Portfolio that have a value equal to or greater than the respective Portfolio’s commitments under reverse repurchase agreements. The value of securities subject to reverse repurchase agreements will not exceed 30% of a Portfolio’s total assets.
Other Investment Companies
Each Portfolio may invest, subject to the investment limitations described below, in shares of other investment companies which seek to maintain a $1.00 net asset value per share (“Money Market Funds”). The Portfolios intend to invest available cash balances in such Money Market Funds. In addition, the Portfolios may invest in such Money Market Funds for temporary defensive purposes (for example, when the Adviser believes such a position is warranted by uncertain or unusual market conditions, or when liquidity is required to meet unusually high redemption requests) or for other purposes. No more than 5% of the value of a Portfolio’s total assets will be invested in securities of Money Market Funds. In addition, a Portfolio may hold no more than 3% of the outstanding voting stock of any Money Market Fund. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro-rata portion of the Money Market Fund’s expenses, including advisory fees, which would increase the cost of holding Fund shares and decrease the Fund’s investment return.
Illiquid Investments and Restricted Securities
No Portfolio may invest more than 15% of its net assets (10% for the Money Market and Blue Chip Portfolios) in illiquid investments. Illiquid investments are those that cannot be sold within seven days at approximately the price at which a Portfolio values the investment. Illiquid investments include most repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain mortgage-backed securities, certain over-the-counter options contracts (and segregated assets used to cover such options), and many restricted securities. Restricted securities have a contractual restriction on resale or otherwise cannot be resold publicly until registered under the Securities Act of 1933 (the “1933 Act”).
Each of the Portfolios may invest in restricted securities (but not in excess of 10% of total assets for the Money Market Portfolio and Blue Chip Portfolio). If restricted securities are illiquid, they are subject to the liquidity limitations described above. Restricted securities are not, however, considered illiquid if they are eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act and they are determined to be liquid by the Adviser pursuant to Board approved procedures. Such procedures take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional purchasers become for a time uninterested in purchasing certain restricted securities, a Portfolio’s holding of such securities may become illiquid. Even when determined to be liquid, restricted securities are less liquid than they would be if they were not restricted. Therefore the purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which they would trade if they were not restricted.
Investments in Capital Securities
Each Portfolio (other than the Money Market and Blue Chip Portfolios) may invest in capital (trust-preferred) securities. These securities are issued by trusts or other special purpose entities created for the purpose of investing in junior subordinated debentures. Capital securities, which have no voting rights, have

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a final stated maturity date and a fixed schedule for periodic payments. In addition, capital securities have provisions which provide preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt. The issuers of these securities may defer interest payments for a number of years (up to five years), although interest continues to accrue cumulatively. In addition, the trust may be terminated and the debentures distributed in liquidation. Because of the structure of these securities, they have the characteristics, and involve the associated risks, of both fixed income and preferred equity securities. At the present time, the Internal Revenue Service treats capital securities as debt securities. In the event that the federal income tax treatment of interest payments of these types of securities is modified, the Portfolio will reconsider the appropriateness of continued investment in these securities. For purposes of percentage limitations applicable to the Portfolio, these securities will be treated as debt securities.
Lower-Rated Debt Securities
The Strategic Yield Portfolio normally invests primarily in income-bearing securities offering high current income. Additionally, the High Grade Bond Portfolio may invest a portion of its assets in such securities. Such high yielding income-bearing securities often do not meet the High Grade or Investment Grade quality level. Securities falling short of Investment Grade are commonly known as “junk bonds.” These lower-rated securities are, on balance, predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with their terms and generally entail more credit risk than higher-rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower rated securities may depress prices and diminish liquidity for such securities. Factors adversely affecting the market value of lower-rated securities adversely affect a Portfolio’s net asset value. In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its income-bearing securities. Although some risk is inherent in all securities, holders of income-bearing debt securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in such securities generally entails less financial risk than an investment in equity securities of the same issuer.
Lower-rated securities may be issued by corporations in the early stages of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high-yielding lower-rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. An issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated income bearing securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.
Lower-rated income-bearing securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from the Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio would likely have to replace such called security with a lower-yielding security, thus decreasing the net investment income to the Portfolio. The premature disposition of a lower rated high yielding security because of a call or buy-back feature, the deterioration of the issuer’s creditworthiness or a default may also make it more difficult for a Portfolio to time its receipt of income, which may have federal income tax implications.

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A Portfolio may have difficulty disposing of certain lower-rated securities for which there is a thin trading market. Because not all dealers maintain markets in all lower-rated securities, there is no established retail secondary market for many of these securities, and the Adviser anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower-rated securities, it is generally not so liquid as that for Investment Grade securities. The lack of a liquid secondary market may have an adverse impact on the market value of such securities and a Portfolio’s ability to dispose of them when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Adviser to obtain accurate market quotations for purposes of valuing a Portfolio’s assets. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.
It is likely that a major economic recession could severely affect the market for, and the values of, lower-rated securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.
A Portfolio may acquire lower-rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. A Portfolio may acquire lower-rated securities during an initial offering. Such securities involve special risks because they are new issues.
From time to time, there have been proposals for legislation designed to limit the use of certain high-yielding securities in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Some such proposals have been enacted into law. If additional proposals were enacted into law, they could reduce the market for such securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing and could negatively affect the value of specific high yield issues. However, the likelihood of any such new legislation and the possible effect thereof is uncertain.
Zero coupon securities and pay-in-kind bonds involve additional special obligations. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or to a specified cash payment date when the securities begin paying current interest (the “cash payment date”), and therefore are issued and traded at a discount from their face amount or par value. The discount varies depending upon the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, absent financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than those of securities that pay interest periodically, and they are more likely to respond to changes in interest rates than non-zero coupon securities having similar maturities and credit quality. The credit risk factors pertaining to lower-rated securities generally also apply to lower-rated zero coupon bonds and pay-in-kind bonds. Such zero coupon, pay-in-kind or delayed interest bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Portfolio will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Portfolio may obtain no return at all on its investment.
Current federal income tax law requires the holder of zero coupon securities or of certain pay-in-kind bonds (bonds that pay interest through the issuance of additional bonds) to accrue interest income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.
Temporary Defensive Positions
Notwithstanding their investment objective(s), each Portfolio may, for temporary defensive purposes, invest all (15% for the Blue Chip Portfolio) of its assets in cash and/or money market instruments of the type in which the Money Market Portfolio invests.

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INVESTMENT RESTRICTIONS
Fundamental Policies
In seeking to achieve its investment objective(s), each Portfolio has adopted the following investment restrictions. These are fundamental policies and may not be changed without a majority vote of the outstanding shares of each Portfolio affected. As used in this SAI and in the Prospectus, the phrase “majority vote” of a Portfolio (or the Fund) means the vote of the lesser of (i) 67% of the shares of the Portfolio (Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio (Fund). A change in policy affecting only one Portfolio may be effected by a majority vote of the outstanding shares of such Portfolio.
Except as noted below, each Portfolio may not:
1.	As to 75% of the value of each Portfolio’s total assets (with the exception of the Money Market Portfolio, which is subject to 100% of the value of its total assets), purchase securities of any issuer (other than U.S. Government securities or government agency securities) if, as a result, more than 5% of the value of the Portfolio’s assets (taken at value at the time of investment) would be invested in securities of that issuer.

2.	Purchase more than 10% of the voting securities or more than 10% of any class of securities of any issuer (other than U.S. Government securities or government agency securities). For the purpose of this restriction, all outstanding debt securities of an issuer shall be deemed a single class of security and all preferred stocks of an issuer shall be deemed a single class of security.

3.	Purchase any security if, immediately after such purchase, more than 25% of the Portfolio’s assets would be invested in issuers in the same industry. This restriction does not apply to U.S. Government securities, government agency securities, obligations of banks or savings institutions, or instruments secured by these instruments, such as repurchase agreements for U.S. Government securities (these instruments are described in Appendix A).

4.	Purchase securities of other investment companies, except (i) by purchase in the open market involving only customary brokers’ commissions and only if immediately thereafter not more than 5% of such Portfolio’s total assets would be invested in such securities, or (ii) as part of a merger, consolidation or acquisition of assets.

5.	Purchase or sell (although it may purchase securities of issuers which invest or deal in) interests in oil, gas or other mineral exploration or development programs, real estate, commodities or commodity contracts.

6.	Purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in-kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same condition.

7.	Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or any officers or directors of the Fund’s investment adviser own individually more than .50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

8.	Issue senior securities, except as appropriate to evidence indebtedness which a Portfolio is permitted to incur pursuant to (9) below.

9.	Borrow money, except from banks for temporary or emergency purposes, and in no event in excess of 5% of its total net assets, or pledge or mortgage more than 15% of its total assets.

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10.	Underwrite securities issued by others, except to the extent that it may be deemed to be a statutory underwriter in the sale of restricted securities which require registration under the 1933 Act before resale. In this connection, the Money Market Portfolio or the Blue Chip Portfolio will not invest more than 10% of the value of its total assets in securities that are subject to legal or contractual restrictions on resale, or are not readily marketable.

11.	Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the “bunching” of orders for the sale or purchase of portfolio securities with the other Portfolios or with other investment company and client accounts managed by the Fund’s investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution, or to obtain securities on more favorable terms).

12.	Alone, or together with any other Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

13.	Lend money or securities, except as provided in (14) below (the making of demand deposits with banks, and the purchase of securities such as bonds, debentures, commercial paper and short-term obligations in accordance with the Portfolio’s investment objectives and policies, shall not be considered the making of a loan). In addition, each Portfolio may not invest more than 10% of its total assets (taken at market value at the time of each purchase) in repurchase agreements maturing in more than seven days.

14.	Lend its portfolio securities in excess of 20% of its net assets.

15.	Invest in foreign securities, except as follows: the Value Growth and Managed Portfolios may invest up to 25% of their respective net assets in foreign equity and debt securities traded on U.S. exchanges and payable in U.S. dollars, and the High Grade Bond and Strategic Yield Portfolios may each invest up to 25% of their respective net assets in foreign debt securities traded on U.S. exchanges and payable in U.S. dollars.

16.	Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

17.	Invest more than 5% of the value of its total assets in securities of companies which have a record of less than three years’ continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Fund has come into existence as a result of a merger, consolidation or reorganization or the purchase of substantially all of the assets of such predecessor.
The term “government agency securities” for purposes of fundamental policy 3 has the same meaning as that set forth in Appendix A. The staff of the Commission has informed the Fund that for purposes of the Fund’s policy on concentration (fundamental policy 3), a Portfolio may not purchase any security, if immediately after such purchase, 25% or more of the Portfolio’s assets would be invested in issuers in the same industry. The term “commodities or commodity contracts” as used in fundamental policy 5 includes futures contracts.
Non-Fundamental (Operating) Policies
The following are non-fundamental (operating) policies approved by the Board of Directors. Such policies may be changed by the Board of Directors without approval of the shareholders.
1.	The High Grade Bond, Strategic Yield, Managed and Value Growth Portfolios shall not invest more than 15% of their respective net assets in illiquid securities, except to purchase certain restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act, provided that such 144A security is, in each case, determined by the Adviser to be a liquid investment in accordance with appropriate procedures.

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2.	The Value Growth Portfolio shall not purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Portfolio’s net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio’s net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio at any time in units or attached to securities are not subject to this restriction.
With the exception of illiquid securities and borrowings, if a percentage increase is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.
OFFICERS AND DIRECTORS
The Board of Directors is responsible for the overall supervision of the operations of the Fund under the laws of the state of Maryland and performs the various duties imposed on the directors of investment companies by the Investment Company Act. The Board of Directors elects officers of the Fund annually. The officers and directors of the Fund, their ages and principal occupations for the past five years, affiliations, if any, with the Adviser, EquiTrust Marketing Services, LLC (the “Distributor”), and other significant affiliations are set forth below. Corporate positions may, in some instances, have changed during this period. The one director listed with an asterisk is an “interested persons” as defined in the Investment Company Act. Mr. Lang is an interested person of the Fund by virtue of his positions with the Adviser, Distributor or an affiliate thereof.

		Term of		Number of
		Office &		Portfolios in
	Position(s)	Length of		Fund Complex
	Held with	Time	Principal Occupation(s)	Overseen by	Other Directorships
Name, Address and Age	Fund	Served(1)	During Past Five Years	Director	Held by Director

Interested Persons(2)
Craig A. Lang* (59)	President and Director	Since 2002	Chairman and Director, FBL Financial Group, Inc.; Mr. Lang serves as an officer and/or director/trustee of various affiliates of the foregoing. Dairy Farmer; past Chairman, Grow Iowa Values Fund; past Director, Iowa Department of Economic Development, Cattlemen’s Beef Board and Growmark, Inc.	12	Director, Farm Bureau Bank (San Antonio, Texas), Iowa Telecommunications Services, Inc. (Newton, Iowa) Member, Iowa Boad of Regents.

James E. Hohmann (54)	Vice President	Since 2009	Chief Executive Officer, FBL Financial Group, Inc.; Mr. Hohmann serves as an officer and/or director/trustee of various affiliates of the foregoing. 2007 - 2009, President and Chief Executive Officer of Allstate Financial, prior to 2007, President, Conseco, Inc.	N/A	N/A

Kristi Rojohn (47)	Chief Executive Officer and Secretary	Since 2009	Chief Executive Officer, Investment Compliance Vice President and Secretary, EquiTrust Mutual Funds; Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC.	N/A	N/A

11

		Term of		Number of
		Office &		Portfolios in
	Position(s)	Length of		Fund Complex
	Held with	Time	Principal Occupation(s)	Overseen by	Other Directorships
Name, Address and Age	Fund	Served(1)	During Past Five Years	Director	Held by Director

James P. Brannen (48)	Chief Financial Officer and Treasurer	Since 2007	Chief Financial Officer and Chief Administrative Officer, Treasurer, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Financial Officer, Treasurer and Director/Manager, EquiTrust Investment Services, Inc. and EquiTrust Marketing Services, LLC; Chief Financial Officer and Treasurer, EquiTrust Mutual Funds; Chief Financial Officer, Chief Administrative Officer, Treasurer and Director, FBL Leasing Services, Inc.; Chief Administrative Officer, Treasurer, Crop1 Insurance Direct, Inc.	N/A	N/A

Richard J. Kypta (58)	Executive Vice President General Counsel	Since 2007 2007-2009	Executive Vice President, General Counsel and Secretary FBL Financial Group, Inc. and other affiliates of the foregoing; Executive Vice President, General Counsel and Director, EquiTrust Investment Management Services, Inc.; Executive Vice President and General Counsel, EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds; Senior Vice President, General Counsel, Secretary and Director, FBL Leasing Services, Inc., Western Computer Services, Inc. and Crop1 Insurance Direct, Inc.; 2005 – 2007, Senior Vice President and Chief Operating Officer, Aviva USA Corporation; 2002 – 2005 Senior Vice President Structured Settlements, Aviva USA Corporation.	N/A	N/A

Charles T. Happel (49)	Vice President- Investments	Since 2008	Vice President – Investments, FBL Financial Group, Inc. and other affiliates of the foregoing; President and Director, EquiTrust Investment Management Services, Inc.; Vice President – Investments and Manager, EquiTrust Marketing Services, LLC; Vice President – Investments, EquiTrust Mutual Funds; Vice President and Director, FBL Leasing Services, Inc.; Vice President, Western Computer Services, Inc.	N/A	N/A

David A. McNeill (55)	General Counsel	Since 2009	General Counsel, FBL Financial Group, Inc.; Mr. McNeill serves as an officer and/or director of various affiliates of the foregoing; Prior to 2009, Vice President - Assistant General Counsel, FBL Financial Group, Inc.	N/A	N/A

Rob Ruisch (44)	Mutual Fund Accounting Director	Since 2005	Mutual Fund Accounting Director, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A

12

		Term of		Number of
		Office &		Portfolios in
	Position(s)	Length of		Fund Complex
	Held with	Time	Principal Occupation(s)	Overseen by	Other Directorships
Name, Address and Age	Fund	Served(1)	During Past Five Years	Director	Held by Director

Jennifer Morgan (40)	Chief Compliance Officer and Assistant Secretary	Since 2009	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A

Lillie Peshel (37)	Assistant Secretary	Since 2008	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A

Sara Tamisiea (28)	Assistant Secretary	Since 2006	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A

Jodi Winslow (35)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A

Independent Persons

Erwin H. Johnson (67) 1841 March Avenue Charles City, Iowa 50616-9115	Director	Since 1989	Farmer; Owner and Manager, Center View Farms, Co.; Farm Financial Planner, Iowa State University Cooperative Extension Service.	12	Director, First Security Bank and Trust Co. (Charles City, Iowa)

Kenneth Kay (67) 590th Street Atlantic, Iowa 50022-8233	Director	Since 1996	President, K-Ranch Inc.	12	Director, First Whitney Bank & Trust (Atlantic, Iowa)

Steven W. Plate (54) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Director	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants.	12	N/A

James D. Wallace (55) 1111 Ashworth Road West Des Moines, IA 50265	Director	Since 2004	President and CEO, GuideOne Insurance and various subsidiaries.	12	Director, GuideOne Insurance and various subsidiaries

Erlin J. Weness (66) 1620 Pinewood Drive Worthington, Minnesota 56187	Director	Since 2003	Owner and Operator, Weness Consulting; Professor Emeritus and Retired Extension Educator, University of Minnesota	12	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota), First Rushmore Bancorporation (Worthington, Minnesota), Pioneer Public Television and Community Wind South, LLP

(1)	Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director of the Fund until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until his successor is elected and qualified, or until such director sooner dies, resigns or is removed.

(2)	All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266.
The officers and directors of the Fund also serve in similar capacities as officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund’s officers and interested directors are also officers and directors of the Adviser and/or the Distributor or an affiliate thereof. The Fund’s interested directors and officers serve without any compensation from the Fund. Each independent director receives an annual retainer of $10,000 for serving on the boards of all Funds in the EquiTrust Fund Complex, a fee of $1,500 plus expenses for each directors’ meeting of the EquiTrust Fund Complex attended and a fee of $1,000 ($1,250 for committee chairmen) plus expenses for each committee meeting attended. A fee of $250 is paid for each telephonic board or committee meeting attended. For the fiscal year ended July 31, 2010, the Fund paid directors’ fees totaling $41,917.

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The following table sets forth compensation received by the independent directors of the Fund for the fiscal year ended July 31, 2010. The information in the last column of the table sets forth the total compensation received by all independent directors for calendar year 2009 for services as a director of the Fund and director/trustee of other funds in the EquiTrust Fund Complex.

		Pension or	Total Compensation
	Aggregate	Retirement Benefits	From All Funds in
	Compensation	Accrued as Part of	the EquiTrust
Name of Director	From the Fund	Fund Expenses	Fund Complex(1)
Mr. Johnson	$8,333	$0	$18,000
Mr. Kay	8,333	0	18,000
Mr. Plate	8,333	0	18,000
Mr. Wallace	8,583	0	18,500
Mr. Weness	8,333	0	18,000

(1)	The EquiTrust Fund Complex consists of two registered investment companies with a total of 12 portfolios.

Directors and officers of the Fund do not receive any benefits from the Fund upon retirement nor does the Fund accrue any expenses for pension or retirement benefits.
The following table sets forth the dollar range of securities in the Fund owned by each Director and the aggregate dollar range of securities for all Funds in the EquiTrust Fund Complex owned by each Director as of December 31, 2009.

Aggregate Dollar Range
of Equity Securities in
	Dollar Range of Equity		All Funds Overseen by
	Securities in the Fund		Director in the
Name of Director	by Portfolio		EquiTrust Fund Complex(1)
Interested
Craig A. Lang	High Grade Bond – Class A Shares	$1-$10,000	$10,001-$50,000
	Strategic Yield – Class A Shares	$1-$10,000
	Managed – Class A Shares	$1-$10,000
	Blue Chip – Class A Shares	$1-$10,000
	Value Growth – Class A Shares	$1-$10,000
Independent
Erwin J. Johnson	Money Market-Class – I Shares	$1-$10,000	Over $100,000
	Strategic Yield – Class I Shares	$1-$10,000
	Managed – Class I Shares	$10,001-$50,000
	Value Growth – Class I Shares	$50,001-$100,000
Kenneth Kay	Money Market – Class I Shares	$1-$10,000	$10,001-$50,000
	High Grade Bond – Class I Shares	$1-$10,000
	Managed – Class I Shares	$1-$10,000
	Blue Chip – Class I Shares	$1-$10,000
	Value Growth – Class I Shares	$1-$10,000

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Aggregate Dollar Range
of Equity Securities in
	Dollar Range of Equity		All Funds Overseen by
	Securities in the Fund		Director in the
Name of Director	by Portfolio		EquiTrust Fund Complex(1)
Steven W. Plate	Money Market – Class I Shares	$1-$10,000	$10,001-$50,000
	High Grade Bond – Class I Shares	$1-$10,000
	Strategic Yield – Class I Shares	$1-$10,000
	Managed – Class I Shares	$1-$10,000
	Blue Chip – Class I Shares	$1-$10,000
	Value Growth – Class I Shares	$1-$10,000
James D. Wallace	Money Market – I Shares	$1-$10,000	$10,001-$50,000
	High Grade Bond – I Shares	$1-$10,000
	Blue Chip – I Shares	$1-$10,000
Erlin J. Weness	Money Market – I Shares	$1-$10,000	$10,001-$50,000
	High Grade Bond – Class I Shares	$1-$10,000
	Strategic Yield – Class I Shares	$1-$10,000
	Managed – Class I Shares	$1-$10,000
	Value Growth – Class I Shares	$10,001-$50,000
As of October 31, 2010, the officers and directors as a group owned less than 1% of the then outstanding shares of each Portfolio of the Fund.

(1)	The EquiTrust Fund Complex consists of two registered investment companies with a total of 12 portfolios.

Director Experience and Qualifications
The following is a summary of the experience, qualifications, attributes and skills of each Director that support the conclusion, as of the date of this Statement of Additional Information, that each Director should serve as a Director in light of the Fund’s business and structure.
Erwin H. Johnson. Mr. Johnson has served as a director of the Fund since 1989 and the Lead Independent Trustee since 2007. He is a farmer and is the owner and manager of Center View Farms Co. He is also a farm financial planner with the Iowa State University Corporative Extension Service and has been on the Board of First Security Bank and Trust Co. since 1987. He was a consultant for ACDI/VOCA in Mongolia in 2000 and for Iowa State University on projects for economics and agribusiness in transition in 1997 and Czech-Slovak projects in 1994 and 1996. From 1970 to 1971, Mr. Johnson was an underwriter for Iowa Farm Bureau Family of Insurance, and from 1966 to 1969, was an agricultural field coordinator and/or volunteer in Laos. He has been involved with the following organizations: Floyd County 4-H Committee, International Activities Task Force of Iowa Farm Bureau Foundation, Farm Bureau (Soybean Producers), Farm House Fraternity, Alpha Zeta Fraternity, West St. Charles United Methodist Church, Iowa and Floyd County Master Pork Producers, Floyd County Farm Bureau, Charles City Community High School and International Farm Youth Exchange Delegation to Venezuela. Mr. Johnson has a B.S. in agricultural education from Iowa State University.
Craig A. Lang. Mr. Lang has served as President, Chairman of the Board and a director of the Fund since 2002. He is currently the Chairman of the Board and chair of the Executive Committee of FBL Financial Group. Inc. He has been a director of the Iowa Farm Bureau Federation since 1992 and was its Vice President for six years beginning in 1995. He has been a director of Farm Bureau Mutual Insurance Company and Farm Bureau Life Insurance Company since 1993. In December 2001, he was elected President of the Iowa Farm Bureau Federation and director and President of its subsidiary, Farm Bureau Management Corporation. He was also then named President of Farm Bureau Life and Farm Bureau Mutual (until 2003), a director and President of EquiTrust Life, and a director of Western Agricultural Insurance Company (Western Ag). In 2003, Mr. Lang was elected to the board of directors of the American Farm Bureau Federation. He is also a director of FB BanCorp. He served as the Iowa governor’s appointed chairman of the Grow Iowa Values Fund, within the Iowa Department of Economic Development, in 2003 and 2006. Mr. Lang was named a member of the Iowa Board of Regents in April 2007. Mr. Lang is the lead director of Iowa Telecom and chairman of its Compensation Committee. Mr. Lang has farmed since 1973 in partnership with his father and brother and two sons on 1,300 acres near Brooklyn, Iowa where they have a 600 head dairy operation.

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Kenneth Kay. Mr. Kay has served as a director of the Fund since 1996. He is the owner, operator and President of K-Ranch, Inc., a farming and livestock enterprise. Mr. Kay has been on the Board of First University Bank & Trust since 1991. He was active with Farm Bureau, serving as a past President and Vice President of the Voting Delegate of Cass County, Chairman of the Iowa Young Member Committee and as a board member and Chairman of the Young Farmer and Rancher Committee of American Farm Bureau Foundation. He has also been active in the Atlantic Community Schools, having served on the Board of Education for six years, as President for two years, on a state advisory committee for three years, on the Atlantic School District Strategic Planning Committee for two years and as a current member of the School Improvement Advisory Committee. Mr. Kay was on the Atlantic Industrial Foundation Board for two years and the Cass Atlantic Development Corporation Board for two years. He is a past President of the Lions Club and an elder and deacon of First United Presbyterian Church.
Steven W. Plate. Mr. Plate has served as a director of the Fund since 2003 and has served as Chairman of the Nominating Committee since 2008. He has been a Certified Public Accountant since 1980 and founder and owner of Plate, Baker & Co., P.C., a certified public accounting firm, since 1981. He received the Certificate of Achievement in AICPA’s Personal Financial Planning Program in 1991. Mr. Plate also served as Treasurer of the Grinnell Regional Medical Center from 1990 to 1998 and has been involved with various local boards and committees.
James D. Wallace. Mr. Wallace has served as a director of the Fund since 2004 and as Chairman of the Audit Committee since 2005. The Board of the Fund has determined that Mr. Wallace is an “audit committee financial expert” as defined by the SEC. In June 2001, Mr. Wallace was elected President and CEO, as well as was elected to the Board of GuideOne Insurance. In February 2009, he was named Chairman of the Board of GuideOne Insurance. Previously, Mr. Wallace was the President and Chief Executive Officer of National Travelers Life Company in Des Moines. He joined National Travelers in April 1996 as President and Chief Operating Officer and was elected to its Board of Directors in May 1996. Prior to serving at National Travelers, Mr. Wallace was a Partner and Director of Insurance Services for the Eastern half of the United States for Ernst & Young. During his two decades with Ernst & Young, Mr. Wallace worked extensively with life and property and casualty insurance companies, as well as their related entities, including mutual fund companies and broker-dealers. He was responsible for all services provided to the insurance industry in the eastern half of the United States, including auditing, actuarial and management consulting. A magna cum laude graduate of Drake University in 1977, Wallace is a Certified Public Accountant and a Fellow of the Society of Actuaries. He is also a member of the American Academy of Actuaries and the Iowa Society of CPAs and a former member of the American Institute of CPAs. Mr. Wallace has been involved in the following organizations: Health Insurance Association of America Board of Directors; Mutual President’s Association; 1997 American Heart Association Heart Walk in Des Moines, Iowa (Co-Chairman); Junior Achievement of Central Iowa Board of Directors; Young President’s Organization; Des Moines Club Board Member; Bernie Lorenz Recovery Home (President and Board Member); Iowa Life and Health Insurance Association (President); St. Augustin Parish Tithing Committee (Chairman) and Finance Council (Chairman); Bankers Trust Company Board of Directors; ACLI Forum 500 Section Board of Governors; CEO Breakfast Club; Standard & Poor’s Insurer Advisory Council; Secretary of the Des Moines Chapter of Legatus; Greater Des Moines Partnership Board of Directors and Executive Committee; Greater Des Moines Community Development Board (Vice Chair); Minority Business Coalition Subcommittee (Chairman); Greater Des Moines Committee; 2003 Greater Des Moines American Heart Walk (Chairman); American Heart Association, Central Iowa Chapter Board of Directors; United Way Financial Services Major Firms Chairman; Drake University National Advisory Council to the School of Business; PCI Board of Governors and Audit Committee; ISS Board of Directors; YMCA Board of Directors and Audit Committee; Dowling Foundation Board of Directors; Des Moines University Glanton Scholarship Committee Member; Drake University School of Actuarial Science Advisory Committee; Des Moines Art Center Board of Directors; and Des Moines Diocese Financial Council.
Erlin J. Weness. Mr. Weness has served as a director of the Fund since 2003. He is the owner and operator of Weness Tax and Consulting. He is currently Professor Emeritus at the University of Minnesota, an enrolled agent with the Internal Revenue Service, member of the National Association of Tax Professionals and member (past National Chair) of the National Association of Farm Business Analysis Specialists. He was a former extension educator in farm management for the University of Minnesota for 34 years where he wrote and taught on farm and business management and financial planning, as well as a faculty member in the applied economics department at the University of Minnesota for 12 years. Mr. Weness has been an officer and director who served on the audit and IT committees of First State Bank Southwest for 25 years, an officer and director of First State Insurance Agency Southwest Inc. for 20 years, an officer and director of Community Wind South for 6 years and director of Pioneer Public Television for 4 years. He has a B.S. in agricultural education and a masters in agriculture from the University of Minnesota. He is a current member (past President, Vice President, Program chair and board member) of Worthington Noon Kiwanis Club and of American Lutheran Church. Mr. Weness has been involved with the following organizations: Worthington Regional Hospital Board of Trustees, Meals on Wheels, local United Way Board of Directors, Junior Achievement, 4-H, Toastmasters and Dollars for Scholars board.

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Board Structure
The Fund’s Board of Directors manages the business affairs of the Fund. The Directors establish policies and review and approve contracts and their continuance. The Directors regularly request and/or receive reports from the Adviser, the Fund’s other service providers and the Fund’s Chief Compliance Officer. The Board is comprised of six Directors, five of whom are independent Directors. The Chairman of the Board is an interested director. The independent directors have selected a Lead Independent Director to serve for a one-year term or until a successor is selected. The Lead Independent Director, among other things, reviews draft agendas prior to meeting materials being distributed to the full Board, chairs executive sessions of the independent Directors, serves as the chair of Board meetings when the Chairman is absent and is the principal contact for management’s questions to the Board. The Board has established two standing committees, each of which is comprised of all independent Directors. The Audit Committee recommends the selection of an independent registered public accounting firm for the Fund; reviews with such independent registered public accountants the planning, scope and results of their audit of the Fund’s financial statements and the fee for services performed; reviews financial statements of the Funds; and receives audit reports. The Nominating Committee selects and nominates all nominees for Board positions to be held by independent persons. The Fund’s day-to-day operations are managed by the Adviser and other service providers. The Board and the committees meet periodically throughout the year to review the Fund’s activities, including, among others, fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers. The Board has determined that the Fund’s leadership structure is appropriate given the number, size and nature of the funds in the fund complex.
Committees of Board of Directors
The Audit Committee consists of five members, Messrs. Johnson, Kay, Plate, Wallace and Weness, all of whom are independent directors of the Fund. The Audit Committee met two times during the Fund’s fiscal year ended July 31, 2010.
The Nominating Committee consists of five members, Messrs. Johnson, Kay, Plate, Wallace and Weness, all of whom are independent directors of the Fund. The Nominating Committee did not meet during the fiscal year ended July 31, 2010. Shareholders may submit recommendations for nominees to the Board of Directors to the attention of the Chairman of the Nominating Committee.
Risk Oversight
Consistent with its responsibility for oversight of the Fund and its Portfolios, the Board, among other things, oversees risk management of each Portfolio’s investment program and business affairs directly and through the committee structure that it has established. Risks to the Portfolios include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Portfolios. The Board has adopted, and periodically reviews, policies and procedures designed to address these risks. Under the overall supervision of the Board, the Adviser and other services providers to the Fund also have implemented a variety of processes, procedures and controls to address these risks. Different processes, procedures and controls are employed with respect to different types of risks. These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Fund and other service providers.
The Board requires senior officers of the Fund, including the President, Chief Executive Officer, Chief Financial Officer/Treasurer and Chief Compliance Officer (“CCO”), to report to the full Board on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Chief Financial Officer/Treasurer also reports to the Audit Committee on the Fund’s internal controls and accounting and financial reporting policies and practices. The Audit Committee also receives reports from the Fund’s independent registered public accounting firm on internal control and financial reporting matters. On at least an annual basis, the Board receives a report from the CCO regarding the effectiveness of the Fund’s compliance program and the CCO meets separately with the independent Directors in executive session. In addition, the Board receives reports from the Adviser on the investments and securities trading of the Portfolios, as well as reports and minutes from the Adviser’s valuation committee. The Board also receives reports from the Fund’s primary service providers on a periodic or regular basis, including the Adviser to the Fund as well as the Fund’s custodian, distributor and transfer agent. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.

17

INVESTMENT ADVISER
The following information supplements the information set forth in the Prospectus under the heading “Portfolio Management.” Pursuant to the Investment Advisory and Management Services Agreement dated November 11, 1987 for the Blue Chip Portfolio, and the Agreement as amended and restated June 25, 2003 and July 3, 2003 for all Portfolios except the Blue Chip Portfolio (collectively, the “Agreement”), EquiTrust Investment Management Services, Inc. acts as the Fund’s investment adviser and manager, subject to the review of the Board of Directors. The Adviser is a wholly owned subsidiary of FBL Financial Services, Inc., which is a wholly owned subsidiary of FBL Financial Group, Inc., an Iowa corporation. At September 30, 2010, 65.0% of the outstanding voting power of FBL Financial Group, Inc. was owned in shares of various classes by Iowa Farm Bureau Federation, an Iowa not-for-profit corporation. The Adviser also acts as the investment adviser to individuals, institutions and one other mutual fund: EquiTrust Variable Insurance Series Fund. Personnel of the Adviser also manage investments for the portfolios of insurance companies.
The Adviser subscribes to leading bond information services and receives published reports and statistical compilations from the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Fund or the Adviser’s other clients. The Adviser regards this information and material, however, as an adjunct to its own research activities.
Under the Agreement, the Adviser regularly provides the Fund with investment research, advice and supervision, and furnishes an investment program consistent with the investment objective(s) and policies of each Portfolio, determining, for each Portfolio, what securities shall be purchased and sold and what portion of the Portfolio’s assets shall be held uninvested, subject always to: (i) the provisions of the Articles of Incorporation, the Fund’s by-laws, the Investment Company Act and applicable requirements of the Code; (ii) the Portfolio’s investment objective(s), policies and restrictions; and (iii) such policies and instructions as the Board of Directors may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of the Board of Directors (and any committees thereof) regarding the conduct of the business of the Fund. The Adviser has agreed to arrange for any of its officers or directors to serve without salary from the Fund as directors, officers or agents of the Fund if duly elected to such positions.
The Adviser, at its expense, furnishes the Fund with office space and facilities, simple business equipment, advisory, research and statistical facilities and clerical services and personnel to administer the business affairs of the Fund. As compensation for the Adviser’s investment advisory, management and clerical services, as well as the facilities it provides and the expenses it assumes, the Agreement provides for the payment of a monthly fee as described below.
As compensation for the investment advisory and management services provided by the Adviser, the Fund has agreed to pay the Adviser an annual management fee, accrued daily and payable monthly, based on the average daily net assets of each Portfolio as follows:

	Average Daily Net Assets
	First	Second	Over
Portfolio	$200 Million	$200 Million	$400 Million
Money Market	0.25%	0.25%	0.25%
High Grade Bond	0.40%	0.35%	0.30%
Strategic Yield	0.55%	0.50%	0.45%
Managed	0.60%	0.55%	0.50%
Value Growth	0.50%	0.45%	0.40%
Blue Chip	0.25%	0.25%	0.25%

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The Adviser is not required to pay expenses of the Fund other than those set forth above. Each Portfolio will pay all other expenses incurred in its operation, including a portion of the Fund’s general administrative expenses, allocated on the basis of the Portfolio’s net assets. Expenses that will be borne directly by the Portfolios include, but are not limited to, the following: net asset value calculations; portfolio transaction costs; interest on Fund obligations; miscellaneous reports; membership dues; all expenses of shareholders’ and directors’ meetings and of preparing, printing and mailing proxy statements, reports and notices to shareholders; all expenses of registering the Fund’s shares under federal and state securities laws; the typesetting costs of printing Fund prospectuses and supplements thereto; investor services (including allocable telephone and personnel expenses); all taxes and fees payable to federal, state or other governmental authorities; fees and expenses of independent registered public accounting firms, legal counsel, custodian, transfer and dividend disbursing agents and any registrar; fees of directors who are not affiliated with the Adviser; insurance premiums for fidelity bond and other coverage of the Fund’s operations; such non-recurring expenses as may arise including actions, suits or proceedings affecting the Fund and the legal obligation the Fund may have to indemnify its officers and trustees with respect thereto; and other general expenses. See “Underwriting and Distribution Expenses” and “Other Information —Accounting Services” for a description of certain other Fund expenses.
The Agreement was most recently approved for continuance on November 18, 2010, by the Board of Directors, including a vote of a majority of the directors who are not “interested persons” of either party to the Agreement. Unless earlier terminated as described below, the Agreement will remain in effect until November 30, 2011. Thereafter, the Agreement will continue in effect, with respect to a Portfolio, from year to year so long as its continuation is approved at least annually by (a) the vote of a majority of those directors who are not parties to the Agreement or “interested persons” of either party to the Agreement cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the directors or (ii) the vote of a majority of the outstanding shares of such Portfolio.
The Agreement will be deemed to have been approved or disapproved by the shareholders of a Portfolio if a majority of the outstanding shares of such Portfolio vote for or against approval of the Agreement, notwithstanding (a) that the Agreement has not been approved or disapproved by a majority of the outstanding shares of any other Portfolio, and (b) that the Agreement has not been approved or disapproved by a vote of a majority of the outstanding shares of the Fund. The Agreement may be terminated without penalty at any time upon 60-days’ notice by either party, and will terminate automatically upon assignment.
The Agreement provides that the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its obligations and duties under the Agreement.
Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund’s custodian bank. It is the Adviser’s opinion that the terms and conditions of such transactions will not be influenced by existing or potential custodial or other Fund relationships.
For the fiscal years ended July 31, 2010, 2009 and 2008, the advisory and management fee expense was as follows:

Name of Portfolio	2010	2009	2008
Money Market*	$18,453	$9,718	$9,017
High Grade Bond	$59,542	$55,051	$58,739
Strategic Yield	$66,648	$55,946	$68,139
Managed	$222,881	$205,514	$267,364
Value Growth	$285,685	$254,134	$373,259
Blue Chip	$107,718	$98,933	$145,832

*  For the fiscal year ended July 31, 2010, the Adviser waived $18,453 of advisory and management fees.
The Adviser has also agreed to reimburse any class of a Portfolio of the Fund annually to the extent that the annual operating expenses (including the investment advisory fee but excluding distribution, brokerage,

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interest, taxes and extraordinary expenses) of that class exceed 1.50% of its average daily net assets for any fiscal year of the Portfolio. However, the amount reimbursed shall not exceed the amount of the advisory fee paid by the Portfolio for such period. During fiscal year 2010, the Advisor reimbursed the Value Growth Portfolio Class B, High Grade Bond Portfolio Class B, Strategic Yield Portfolio Class A and B, Managed Portfolio Class B and Money Market Portfolio Class A and B. During fiscal year 2009, the Adviser reimbursed the Strategic Yield Portfolio Classes A and B, Managed Portfolio Class B and Money Market Portfolio Classes A and B as operating expenses exceeded 1.50% of the average daily net assets. During fiscal year 2008, the Adviser reimbursed the Strategic Yield Portfolio Class B and Money Market Portfolio Classes A and B as operating expenses exceeded 1.50% of the average daily net assets.
During fiscal year 2010, the Advisor voluntarily waived various fees for Money Market Portfolio Class A, B and I. During fiscal year 2009, the Adviser voluntarily waived various fees for Money Market Portfolio Classes A, B and I. During fiscal year 2008, the Adviser voluntarily waived a portion of transfer agent fees for the Money Market Portfolio Class B. These voluntary waivers lowered net expenses and may be terminated at any time at the discretion of the Adviser.
Portfolio Manager Information
The table below discloses additional accounts for which the portfolio managers of the Adviser are primarily responsible as of the fiscal year ended July 31, 2010.

	Registered		Other Pooled
	Investment		Investment
	Companies		Vehicles		Other Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Portfolio Managers	Accounts	($mm)	Accounts	($mm)	Accounts	($mm)
Robert J. Rummelhart	2	$95	N/A	N/A	2	$13,200
Doug Higgins	3	$195	N/A	N/A	2	$96
Sarah Biermann	1	$10	N/A	N/A	N/A	N/A
Mark Sandbulte	3	$195	N/A	N/A	5	$99
The table below shows those additional accounts overseen by the portfolio managers for which the advisory fee is based on the account’s performance.

	Registered		Other Pooled
	Investment		Investment
	Companies		Vehicles		Other Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Portfolio Managers	Accounts	($mm)	Accounts	($mm)	Accounts	($mm)
Robert J. Rummelhart	N/A	N/A	N/A	N/A	N/A	N/A
Doug Higgins	N/A	N/A	N/A	N/A	N/A	N/A
Sarah Biermann	N/A	N/A	N/A	N/A	N/A	N/A
Mark Sandbulte	N/A	N/A	N/A	N/A	N/A	N/A
Each portfolio manager receives a base salary from FBL Financial Group, Inc., stock options and contributions to its pension program. In addition, cash bonuses are awarded annually, based on the attainment of firm-wide goals set for FBL Financial Group, Inc. No part of any portfolio manager’s compensation is derived from performance or net asset value of any Portfolio.
Material Conflicts of Interest
Material conflicts of interest that may arise in connection with the managers’ oversight of the Portfolios’ investments and the investments of other accounts managed include conflicts between the investment strategy of a Portfolio and the investment strategy of such other accounts and conflicts associated with the allocation of investment opportunities between a Portfolio and such other accounts.

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By implementing investment strategies of various accounts, a manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts or accounts that pay higher fees. These accounts may include, among others, mutual funds and separate accounts.
Managers make investment decisions for each Portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that Portfolio. Consequently, managers may purchase (or sell) securities for one Portfolio and not another, or may take similar actions for different Portfolios at different times. Consequently, the mix of securities purchased in one Portfolio may perform better than the mix of securities purchased for another Portfolio. Similarly, the sale of securities from one Portfolio may cause that Portfolio to perform better than others if the value of those securities declines.
Potential conflicts of interest may also arise when allocating and/or aggregating trades. Managers often aggregate into a single trade order several individual contemporaneous orders in a single security. When trades are aggregated on behalf of more than one account, such transactions should be allocated to all participating accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, accounts with the same or similar investment objectives should receive an equitable opportunity to participate meaningfully and should not be unfairly disadvantaged.
Ownership of Securities
The following table sets forth the dollar range of securities in the Fund owned by each portfolio manager in the Portfolios he or she manages as of July 31, 2010.

Dollar Range of Equity Securities in the Fund by
Portfolio Manager	Portfolio
Robert J. Rummelhart	Strategic Yield – Class I Shares	Over $100,000
	Managed – Class I Shares	$10,001-$ 50,000
Doug Higgins	Managed – Class I Shares	$1-$ 10,000
Sarah Biermann	None
Mark Sandbulte	Strategic Yield – Class I Shares	$1-$ 10,000
	Managed – Class I Shares	$1-$ 10,000
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
With respect to transactions in portfolio securities, whether through a broker as agent or with a dealer as principal, the Adviser endeavors to obtain for the Fund the most favorable prices and efficient execution of orders. Subject to this primary consideration, the Adviser may place a Portfolio’s transactions with firms that furnish research, statistical and other services. In particular, the Adviser may direct brokerage transactions to a specific broker in return for certain data and research-oriented software. Certain affiliates

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of the Adviser also place portfolio transactions with these brokerage firms, and such affiliates share the benefits of the research and other services obtained from these brokers. The Adviser regards information which is customarily available only in return for brokerage as among the many elements to be considered in arriving at investment decisions. No specific value can be determined for most such information and services and they are deemed supplemental to the Adviser’s own efforts in the performance of its duties under the Agreement. Any research benefits derived are available for all clients and not all research services may be used by the Adviser in connection with the Fund.
Brokerage research services, as provided in Section 28(e) of the Securities Exchange Act of 1934, include: advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends; portfolio strategy and performance of accounts; and the execution of securities transactions and performance of functions incidental thereto (such as clearance and settlement).
If, in the judgment of the Adviser, the Fund or any Portfolio will be benefited by such supplemental research services, the Adviser is authorized to pay greater commissions than another broker or dealer may charge for the same transaction. Accordingly, while the Adviser generally seeks reasonably competitive commissions, the Portfolios will not necessarily be paying the lowest commission available in every case. Information received from brokerage research will be in addition to and not in lieu of the services required to be performed by the Adviser under the Agreement. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Neither the Adviser nor any of its affiliates will receive any brokerage business arising out of Portfolio transactions for the Fund. The Fund and each Portfolio paid brokerage commissions during the fiscal years ended July 31, 2010, 2009 and 2008, as follows:

Name of Portfolio	2010	2009		2008
Total	57,549	112,792		$74,701
Money Market Portfolio	0	0		0
High Grade Bond Portfolio	0	0		0
Strategic Yield Portfolio	0	0		0
Managed Portfolio	13,422	24,941	*	$18,484
Value Growth Portfolio	42,109	84,732	*	$51,463
Blue Chip Portfolio	2,018	3,111	*	$4,754

*	All brokerage commissions paid during the fiscal year ended July 31, 2010 were paid to brokers who provided research services. During the fiscal year ended July 31, 2010, the total amount of securities transactions on which the Managed Portfolio, Value Growth Portfolio and Blue Chip Portfolio paid brokerage commissions were $7,628,208, $21,222,520 and $1,780,305, respectively.

In some instances, the Portfolios may deal in securities that are not listed on a national securities exchange but rather are traded in the over-the-counter market. The Portfolios may also purchase listed securities through the “third market” (i.e., from a dealer that is not a member of the exchange on which a security is listed). Where transactions are executed in the over-the-counter or third markets, the Adviser will seek to deal with primary market makers but, when necessary, will utilize the services of brokers. In all such cases, the Adviser will attempt to negotiate the best price and execution. Money market instruments are generally traded directly with the issuer. On occasion, other securities may be purchased directly from the issuer. The cost of a Portfolio’s securities transactions will consist primarily of brokerage commissions or dealer or underwriter spreads.
Certain investments may be appropriate for certain of the Portfolios and the Adviser’s other clients. Investment decisions for the Portfolios and such other clients are made with a view to achieving their respective investment objectives and after consideration of factors such as their current holdings, availability

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of cash for investment and the size of their investments in general. Frequently, a particular security may be bought or sold for only one client, or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more Portfolios or other clients at the same time. In this event, such transactions will be allocated among the Portfolios or other clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. It is the opinion of the Adviser that the benefits available because of the Adviser’s organization outweigh any disadvantages that may arise from exposure to simultaneous transactions. Purchase and sale orders for a Portfolio may be combined with those of other Portfolios or other clients of the Adviser in the interest of the most favorable net results to the Portfolio.
UNDERWRITING AND DISTRIBUTION EXPENSES
EquiTrust Marketing Services, LLC, an affiliate of the Adviser (the “Distributor”), 5400 University Avenue, West Des Moines, IA 50266, serves as principal underwriter for the Fund under an Underwriting Agreement dated December 1, 2003, and as a distributor for the continuous offering of the Fund’s shares under an amended and restated Distribution Plan and Agreement dated December 1, 2003 (“Distribution Agreement”). (Prior to December 1, 2003, EquiTrust Investment Management Services, Inc. served as principal underwriter and Distributor for the Fund.) The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Fund’s shares. See “OTHER INFORMATION —Distributor” in the Prospectus. The Distributor bears all its expenses of providing services pursuant to the Distribution Agreement, including the payment of any commissions and the preparation and distribution of advertising or sales literature, and bears the cost of printing and mailing prospectuses to persons other than shareholders. The Fund bears the cost of qualifying and maintaining the qualification of its shares for sale under the securities laws of the various states and the expense of registering its shares with the Commission.
The Distribution Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Directors of the Fund, including the Directors who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by the Distributor upon six months’ notice. Termination by the Fund may be by vote of a majority of the Board of Directors, or a majority of the Directors who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the Distribution Agreement, or a “majority of the outstanding voting securities” of the Fund as defined under the Investment Company Act. The Distribution Agreement may not be amended to increase the fee to be paid by the Fund without approval by a majority of the outstanding voting securities of the Fund, and all material amendments must in any event be approved by the Board of Directors in the manner described above with respect to the continuation of the Agreement.
For its services under the Distribution Agreement, the Fund pays the Distributor a fee, payable monthly, at the annual rate of 0.25% of the average daily net assets of the Class A Shares of the Fund and 0.50% of the average daily net assets of the Class B Shares of the Fund. The Distribution Agreement is a “compensation type” plan, which means that the Distributor may receive compensation that is more or less than the actual expenditures made. Since the Distribution Agreement applies to all Portfolios, the fees paid by one Portfolio may be used to finance distribution of the shares of another Portfolio, and the distribution fee payable to the Distributor is allocated among the Portfolios based on relative net asset size. The Distributor also provides information and administrative services for Fund shareholders of Class A and Class B Shares pursuant to an administrative services agreement. For such services, the Fund pays the Distributor a fee, payable monthly, at an annual rate of 0.25% of average daily net assets of the Class A and Class B Shares of the Fund.

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During the fiscal year ended July 31, 2010, the Fund’s Class A and B Shares paid $340,678 in annual distribution fees to the Distributor. The Distributor retained $2,898 of fees collected. During the fiscal year ended July 31, 2009, the Fund’s Class A and B Shares paid $331,652 in annual distribution fees to the Distributor; and during the fiscal year ended July 31, 2008, the Fund’s Class B Shares paid $488,547 in annual distribution fees to the Distributor.
During the fiscal year ended July 31, 2010, the Distributor incurred expenses for Class A and B Shares in the amounts noted: $429 for distribution fees paid to dealers, $67,386 for distribution fees paid to registered representatives, $202,517 for management services, $15,380 for rent, $3,748 for telephone, $786 for postage, $11,794 for printing and office supplies, $2,862 for furniture and equipment, $8,922 for travel and $23,956 for advertising.
During the fiscal years ended July 31, 2010, 2009 and 2008, the Distributor received $17,170, $15,652, and $49,009, respectively, in contingent deferred sales charges with respect to the Fund’s Class B Shares. For the fiscal years ended July 31, 2010, 2009 and 2008 the Fund’s Class A Shares paid the Distributor $117,738, $133,594, and $196,653 in front-end load fees, respectively.
The Distributor also acts as principal underwriter and a distributor of the shares of EquiTrust Variable Insurance Series Fund.
The Board of Directors has determined that in its judgement there is a reasonable likelihood that the Distribution Agreement will benefit the Portfolios and their shareholders. If the sizes of the Portfolios are increased rapidly, fixed expenses will be reduced as a percentage of each shareholder’s investment. The distribution fee will also provide the Distributor and others an incentive to promote the Portfolios and to offer individual shareholders prompt and efficient service. The directors and officers of the Distributor and its affiliates, including the officers and interested directors of the Fund, have a direct or indirect financial interest in the Distribution Agreement. The independent directors of the Fund do not have any direct or indirect financial interest in the Distribution Agreement.
PROXY VOTING
The Board has delegated the authority for voting proxies relating to the Fund’s portfolio securities to the Adviser, who has agreed to vote such proxies according to the Adviser’s Proxy Voting Policies and Procedures. The Adviser’s Proxy Voting Policies and Procedures set forth the general principles used to determine how the Adviser votes proxies on securities in client accounts for which the Adviser has proxy voting authority, including the Fund. The Adviser’s general policy is to vote proxies in the best interests of clients. In pursuing this policy, the Adviser votes in a manner that is intended to maximize the value of client assets and seeks to align the interests of management of the companies in which it invests with the interests of clients.
The Adviser’s Proxy Voting Policies and Procedures describe how the Adviser usually votes proxies on various matters, such as proposals on corporate governance, changes to capital structure and routine matters including the election of directors and ratification of the appointment of an independent registered public accounting firm. The Adviser’s Proxy Voting Policies and Procedures provide that proxies with respect to foreign companies may not be voted, where the company is in a country which prohibits shareholders who vote proxies from trading the company’s shares within a given period of time around the shareholder meeting date (“share blocking”). If the application of the voting guidelines is unclear, the matter is not covered by the voting guidelines or the voting guidelines call for case-by-case review, the Adviser’s Investment Committee will formulate a recommendation on the matter in accordance with the Adviser’s goal of maximizing client assets.
The Adviser’s Proxy Voting Policies and Procedures describe how the Adviser addresses conflicts of interest between the Adviser and its clients, including Fund shareholders, with respect to proxy voting decisions. Actual or potential conflicts of interest involving a company or companies affiliated with the

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Adviser of which the Adviser is unaware are not considered conflicts of interest covered by the Proxy Voting Policies and Procedures. To resolve conflicts of which it is aware, the Adviser will (1) obtain client consent before voting in accordance with the voting guidelines or the recommendation of the Investment Committee, (2) refer the matter to a third party proxy voting service or (3) the Investment Committee will prepare a report documenting the conflict, the procedures used to address the conflict, any contacts from outside parties regarding the proposal and the reason for the recommendation. Please refer to Appendix D of this SAI for a copy of the policies and procedures adopted by the Adviser.
Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-860-2904, and on the SEC’s website at http://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
It is the Fund’s policy to protect the confidentiality of its Portfolio holdings and prevent the selective disclosure of non-public information concerning the Portfolios. The Fund maintains policies and procedures that govern the timing and circumstances of Portfolio holdings to shareholders and third parties. These policies and procedures have been approved by the Fund’s Board of Directors.
In accordance with Commission regulatory requirements, each Portfolio files a complete schedule of its holdings within 60 days of the end of each fiscal quarter in either the Fund’s annual or semi-annual reports, or on Form N-Q. These reports are available, free of charge, on the EDGAR database on the Commission’s website at www.sec.gov, and annual and semi-annual reports are available, free of charge, on the Fund’s website at www.equitrustmutualfunds.com. In addition, the Money Market Portfolio files its monthly holdings within five business days of the end of each month on Form N-MFP. These reports are available, free of charge, on the EDGAR database on the Commission’s website at www.sec.gov, 60 days after the end of the reporting period.
Each Portfolio generally discloses its top ten holdings within 45 days of the end of each fiscal quarter on the Fund’s website, www.equitrustmutualfunds.com. In addition, the Money Market Portfolio discloses its holdings within five business days of the end of each month on the Fund’s website, www.equitrustmutualfunds.com.
Non-public Portfolio holdings information may not be provided to any current or prospective shareholder, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Portfolios as the Fund does not consider this a legitimate business need. If such persons request Portfolio holdings information, they may only be provided with information that is disclosed in the latest reports on Forms N-CSR and N-Q as filed with the Commission, or with the top ten holdings disclosed on the Fund’s website.
Non-public Portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information and are subject to a duty of confidentiality: the Adviser; custodian; ratings or ranking agencies; companies that provide analytical services to the Fund and the Adviser; pricing and proxy voting services employed by the Fund; broker-dealers who provide execution or research services for the Fund (including identifying potential buyers and sellers for securities that are held by the Portfolios); broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and companies that provide other services that are deemed to be beneficial to the Portfolios. All of the aforementioned persons have a duty not to trade on non-public Portfolio holdings information. Disclosure of Portfolio holdings information to any of the aforementioned persons must be authorized by the Mutual Fund Accounting Director and may be delayed for such period of time as that individual deems appropriate in light of the Fund’s policy to protect the confidentiality of such information.

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As of the date of this SAI, the Fund has ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency
Wells Fargo Institutional Trust Services	Portfolio Holdings	Daily
FT Interactive Data	Portfolio Holdings	Daily
JPMorgan Chase Bank, N.A	Portfolio Holdings	Daily
Standard & Poor’s Securities Evaluations Inc.	Portfolio Holdings	Daily
Bloomberg L.P.	Portfolio Holdings	Monthly
Morningstar, Inc.	Portfolio Holdings	Monthly
Lipper, Inc.	Portfolio Holdings	Quarterly
Thomson Financial	Portfolio Holdings percentages	Quarterly
The Fund may grant exceptions to permit additional disclosure of Portfolio holdings information at differing times and with differing lag times to certain individuals or entities. In such cases, disclosure of Portfolio holdings information may be made only with prior written approval of the Chief Compliance Officer of the Fund. Such approval may only be given if the disclosure is in the best interest of shareholders invested in the Portfolios.
Persons who owe a duty of trust or confidence to the Fund may receive non-public Portfolio holdings information on an as-needed basis. Such persons include the Fund’s independent registered public accounting firm, counsel to the Fund and to the independent directors and members of the Board of Directors. The Fund believes that all of such persons have a duty not to trade on non-public Portfolio holdings information.
The Fund’s Chief Compliance Officer monitors for compliance with the foregoing policies. Any violations of these policies are reported to the Fund’s Board of Directors on a quarterly basis. The Chief Compliance Officer will periodically report to the Board of Directors on: (a) approvals to disclose Portfolio holdings information, and (b) the effectiveness of the policies and procedures for disclosure of such information. In no event shall the Adviser, its affiliates or employees, the Fund or any Portfolio receive any direct or indirect compensation in connection with the disclosure of information about Portfolio holdings.
Any conflict between the interests of shareholders invested in the Portfolios and the interests of the Adviser or any of its affiliates will be reported to the Board of Directors, which will make a determination of whether it is in the best interests of shareholders to disclose such information.
The Fund may amend its policies and procedures on the disclosure of Portfolio holdings information in the future.
PORTFOLIO TURNOVER
The portfolio turnover rates for the Portfolios are set forth under “Financial Highlights” in the Prospectuses. Portfolio turnover is calculated by dividing the lesser of purchases or sales of a Portfolio’s securities during a fiscal year by the average monthly value of the Portfolio’s securities during such fiscal year. In determining the portfolio turnover rate, all securities whose maturities or expiration dates at the time of acquisition were one year or less are excluded. Thus, the portfolio turnover rate measures only that portion of the Portfolio that is considered to be long-term. Portfolio turnover rates may be affected by factors such as purchase and redemption requirements and market volatility and may vary greatly from time to time. Frequency of portfolio turnover will not be a limiting factor if the Adviser deems it desirable to purchase or sell securities. Increased portfolio turnover may result in greater brokerage commissions and consequent expense to the Portfolio. High portfolio turnover may also result in the realization of capital gains or losses

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and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be taxed at ordinary income tax rates for federal income tax purposes.
PURCHASES AND REDEMPTIONS
The following supplements the discussion in the Prospectuses under the headings “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES.”
EquiTrust Marketing Services, LLC, as Distributor and principal underwriter of the Fund’s shares, may use other broker-dealer firms to assist in providing distribution of the Fund’s Class A Shares. Shares of each Portfolio are sold at their respective net asset value (“NAV”) next determined after an order for purchase and payment are received in proper form (less the maximum sales charge for Class A Shares).
Shares of each Portfolio are redeemed at their respective NAV next determined after a request for redemption is received in proper form. The Fund may suspend the right of redemption or postpone the date of payment, with respect to the shares of a Portfolio, during any period when (a) trading on the NYSE is restricted as determined by the Commission or such exchange is closed for trading (other than customary weekend and holiday closing); (b) an emergency exists, as determined by the Commission, as a result of which disposal of such Portfolio’s securities, or determination of the NAV of such Portfolio, is not reasonably practicable; or (c) the Commission by order permits such suspension for the protection of shareholders. In such event, redemption will be effected at the NAV next determined after the suspension has been terminated unless the shareholder has withdrawn the redemption request in writing and the request has been received by EquiTrust Marketing Services, LLC, 5400 University Avenue, West Des Moines, Iowa 50266-5997, prior to the day of such determination of NAV.
NET ASSET VALUE
The NAV per share of each Portfolio is determined as of the earlier of 3:00 p.m. (Central time) or the close of regular trading on the NYSE, on each day that (i) the NYSE is open for business; and (ii) an order for purchase or redemption of shares of the Portfolio is received. The NAV per share of each Portfolio is computed by dividing the total value of the Portfolio’s securities and other assets, less liabilities, by the total number of outstanding shares of such Portfolio.
The Fund reserves the right to calculate or estimate the NAV of a Portfolio more frequently than once daily if deemed desirable. If the Fund’s offices should be closed because of a weather-related or comparable type of emergency and the Fund is unable to segregate orders and redemption requests received on that day, the Fund will price those orders and redemptions at the NAV next determined for each Portfolio.
The following supplements the discussion in the Prospectus under the heading “OTHER INFORMATION — Net Asset Value.”
Money Market Portfolio
The NAV per share of the Money Market Portfolio is computed by dividing the total value of the Portfolio’s securities and other assets, less liabilities (including dividends payable), by the number of shares outstanding. The assets are determined by valuing the portfolio securities at amortized cost, pursuant to Rule 2a-7 under the Investment Company Act. The amortized cost method of valuation involves valuing a security at cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

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The purpose of the amortized cost method of valuation is to attempt to maintain a constant NAV per share of $1.00. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold its portfolio securities. Under the direction of the Board of Directors, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the portfolio securities, valued at amortized cost, with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value (provided the Board of Directors has reviewed and approved the method of making such estimates), or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for those instruments. If a deviation of 1/2 of 1% or more between the Portfolio’s $1.00 per share NAV and the NAV calculated by reference to market valuations were to occur, or if there were any other deviations which the Board of Directors believed would result in dilution or other unfair results material to shareholders, the Board of Directors would consider what action, if any, should be initiated.
The market value of debt securities usually reflects yields generally available on securities of similar quality. When yields decline, the market value of a portfolio holding higher yielding securities can be expected to increase; when yields increase, the market value of a portfolio invested at lower yields can be expected to decline. In addition, if the Portfolio has net redemptions at a time when interest rates have increased, the Portfolio may be forced to sell portfolio securities prior to maturity at a price below the Portfolio’s carrying value. Also, because the Portfolio generally will be valued at amortized cost rather than market value, any yield quoted may be different from the yield that would result if the entire Portfolio were valued at market value, since the amortized cost method does not take market fluctuations into consideration.
Other Portfolios
The NAV per share of each Portfolio other than the Money Market Portfolio is computed by dividing the total value of the Portfolio’s securities and other assets, less liabilities, by the number of Portfolio shares then outstanding. Securities traded on a national exchange are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities, other than money market instruments, traded in the over-the-counter market are valued at the mean between the bid and asked prices or at yield equivalent as obtained from one or more dealers that make markets in the securities. Securities traded both in the over-the-counter market and on a national exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors. Money market instruments are valued at market value, except that debt instruments maturing in 60 days or less are valued using the amortized cost method of valuation.
The proceeds received by each Portfolio for each issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated specifically to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the Fund’s books of account and are charged with the liabilities of such Portfolio and with a share of the general liabilities of the Fund. Expenses with respect to any two or more Portfolios are allocated in proportion to the NAVs of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

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FEDERAL INCOME TAXES
For federal income tax purposes, each Portfolio is treated as a separate entity. Each Portfolio has qualified and intends to continue to qualify and to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). If a Portfolio qualifies as a regulated investment company and complies with the provisions of the Code, such Portfolio will be relieved from federal income tax on its “investment company taxable income” (as such term is defined in the Code), determined without regard to the deduction for dividends paid, and net realized capital gains that it distributes to its shareholders. To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities, or currencies and net income derived from interests in qualified publicly-traded partnerships. In addition, a Portfolio must diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount not greater in value than 5% of the Portfolio’s total assets, and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the market value of the Portfolio’s assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or of two or more issuers controlled by the Portfolio and engaged in the same, similar or related trades or businesses or in securities of one or more qualified publicly-traded partnerships. In meeting these requirements, a Portfolio may be restricted in the utilization of certain of its investment techniques.
Shareholders will be subject to federal income taxes on distributions made by a Portfolio whether received in cash or additional shares. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than qualified dividend income, if any, will be taxable to shareholders as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of qualified dividend income, as such term is defined in section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Portfolio to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements are satisfied. It is currently unclear whether Congress will extend the favorable treatment of qualified dividend income for taxable years beginning after December 31, 2010. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 15%, without regard to how long a shareholder has held shares of a Portfolio. Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after December 31, 2010 and will be replaced by a maximum federal income tax rate on net capital gain of 20%. Corporate shareholders are taxed on net capital gain at the same federal income tax rates applicable to ordinary income. Dividends paid by a Portfolio may qualify in part for the 70% dividends received deduction available to corporate shareholders, provided certain holding period and other requirements under the Code are satisfied. It is not anticipated that distributions from the Money Market Portfolio, High Grade Bond Portfolio or Strategic Yield Portfolio will be eligible for treatment as qualified dividend income or the dividends received deduction. Dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which they are declared.
A non-deductible 4% federal excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is generally the sum of 98% of a Portfolio’s ordinary income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31 plus all such ordinary income and capital gain net income for

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previous years that were not distributed during such years. The Fund intends to declare or distribute dividends from each Portfolio during the calendar year in an amount sufficient to prevent imposition of this 4% excise tax.
If a Portfolio fails to qualify as a regulated investment company under the Code, the Portfolio would be taxed in the same manner as a regular corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In the event of a failure to qualify as a regulated investment company, the Portfolio’s distributions, to the extent derived from the Portfolio’s current or accumulated earnings and profits, will constitute dividends, which will generally be eligible for the dividends received deduction available to corporate shareholders under section 243 of the Code. Furthermore, in such event, individual and other noncorporate shareholders of the Portfolio would generally be able to treat such distributions as qualified dividend income eligible for reduced rates of federal income taxation in taxable years beginning on or before December 31, 2010, provided certain holding period and other requirements are satisfied.
If a shareholder redeems or otherwise disposes of shares of a Portfolio, including the exchange of shares of a Portfolio for shares of another Portfolio of the Fund, the shareholder will recognize a gain or loss for federal income tax purposes measured by the difference between the amount received, or in the case of an exchange, the value of the shares acquired, and the adjusted tax basis of the shares sold or exchanged. Such gain or loss will generally be a capital gain or loss and generally will be a long-term gain or loss if the shareholder held his or her shares for more than one year. Upon the exchange of shares that were purchased subject to a sales charge and held for less than 91 days, the lesser of (i) the sales charge incurred on the exchanged shares or (ii) the sales charge waived on the reinvested shares is included in the tax basis of the reinvested shares and is not included in the tax basis of the exchanged shares. If a shareholder realizes a loss on the redemption of shares of a Portfolio and invests in shares of the same Portfolio or other substantially identical stock or securities (including through reinvestment of dividends) within 30 days before or after the redemption, the transactions may be subject to the “wash sale” rules, resulting in a postponement of the recognition of such loss for federal income tax purposes. Any loss recognized on the disposition of shares of a Portfolio held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. The Code may limit a shareholder’s ability to utilize capital losses.
If a Portfolio invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Portfolio elects to include market discount in income currently), the Portfolio must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Portfolio must distribute, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to shareholders to avoid federal income and excise taxes. Therefore, a Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.
A Portfolio may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Portfolio invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Portfolio elects to include the market discount in income as it accrues as discussed above.
A Portfolio’s investment in lower-rated or unrated debt securities may present issues for the Portfolio if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.
If a call option written by a Portfolio expires unexercised, the Portfolio will generally realize a short-term capital gain equal to the premium received by the Portfolio at the time the option was written. If a Portfolio enters into a closing purchase transaction with respect to a call option which it has written, the Portfolio will generally realize a short-term capital gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security. If a call option written by a Portfolio is exercised, the Portfolio will generally realize a capital gain

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or loss from the sale of the underlying security and the proceeds from such sale will be increased by the premium the Portfolio originally received when it wrote the option.
The Portfolios may engage in certain transactions that will be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by a Portfolio (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Portfolio, defer the Portfolio’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. The Portfolios will monitor their transactions, make the appropriate tax elections, and make the appropriate entries in their books and records in order to mitigate the effect of these rules, prevent disqualification of a Portfolio as a regulated investment company, and minimize the imposition of income and excise taxes.
A Portfolio may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes in some cases. None of the Portfolios expect to satisfy the requirements for passing through to its shareholders their pro rata share of qualified foreign taxes paid by the Portfolio, with the result that shareholders will not be required to include such taxes in their gross incomes and will not be entitled to a federal income tax deduction or credit for such taxes on their own federal income tax returns.
Foreign exchange gains and losses realized by a Portfolio in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to section 988 of the Code, which generally causes such gain and loss to be treated as ordinary income or loss and may affect the amount, timing and character of distributions to shareholders.
Each Portfolio is required in certain circumstances to withhold federal income tax (“backup withholding”) at a current rate of 28% (or 31% for amounts paid after December 31, 2010, unless Congress enacts legislation providing otherwise) on reportable payments, including dividends, capital gain distributions and the proceeds of sales or other dispositions of the Portfolio’s shares paid to certain shareholders who do not furnish the Portfolio with their correct social security number or other taxpayer identification number and certain other certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to a shareholder may be refunded or credited against such shareholder’s U.S. federal income tax liability, if any, provided that the required information is timely furnished to the Internal Revenue Service.
The discussion under “Distributions and Taxes” in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial or administrative action, possibly with retroactive effect. Shareholders are therefore advised to consult their own tax advisors before making an investment in a Portfolio.
DIVIDENDS AND DISTRIBUTIONS
The following supplements the discussion of dividends and distributions in the Prospectus under the headings “DISTRIBUTIONS AND TAXES — Distributions.”
Money Market Portfolio
The Money Market Portfolio declares dividends of all its daily net investment income on each day the Portfolio’s NAV per share is determined. Dividends are payable monthly and are automatically reinvested and distributed on the last business day of each month.

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Net investment income, for dividend purposes, consists of (i) accrued interest income, plus or minus (ii) amortized purchase discount or premium, plus (iii) all net short-term realized gains or losses and unrealized appreciation or depreciation on portfolio assets, minus (iv) all accrued expenses of the Portfolio. Expenses of the Portfolio are accrued daily. So long as portfolio securities are valued at amortized cost, there will be no unrealized appreciation or depreciation on such securities.
High Grade Bond and Strategic Yield Portfolios
Each of these Portfolios declares dividends of all its investment income on each day the Portfolio’s NAV is determined. Dividends are automatically reinvested and distributed on the last business day of each month. Any net short-term and net long-term capital gains will be declared and distributed periodically, but in no event less frequently than annually.
Value Growth, Blue Chip and Managed Portfolios
It is the policy of the Value Growth and Blue Chip Portfolios to distribute at least annually substantially all their net investment income, if any, and any net realized capital gains. It is the policy of the Managed Portfolio to distribute substantially all its net investment income quarterly, if any, and to distribute substantially all net short-term and net long-term capital gains at least annually.
Both dividend and capital gain distributions will be made in shares of a Portfolio unless a shareholder requests payment in cash.
ORGANIZATION OF THE FUND
The Fund is an open-end, diversified series management investment company registered under the Investment Company Act. The Fund was organized as a corporation under the laws of Maryland on August 14, 1970 and has authorized capital of 5,000,000,000 shares of common stock, $.001 par value per share.
Currently, the Fund offers two classes of shares — Class A Shares and Class I Shares — which have different expenses that will affect performance. Class I Shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) the following investment advisory clients of EquiTrust: (1) affiliated and unaffiliated benefit plans such as qualified retirement plans, and (2) affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau Federations; (d) directors and trustees of the EquiTrust Mutual Funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC, the Fund’s distributor, deems appropriate. Effective as of the close of business on March 15, 2006, the Fund no longer offers Class B Shares. However, existing Class B shareholders may continue as Class B shareholders, continue their reinvestment program of dividends and capital gains distributions into Class B Shares, and exchange their Class B Shares for Class B Shares of the other Portfolios.
The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio except that Class A and Class B Shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan, and each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A and Class B Shares). Upon liquidation of the Fund or any Portfolio, shareholders of a Portfolio are entitled to share pro-rata in the net assets of that Portfolio available for distribution. Shares have no preemptive or conversion rights and are fully paid and nonassessable by the Fund. The Board of

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Directors may establish additional Portfolios at any time. The assets received by the Fund on the sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to each Portfolio, and constitute the assets of such Portfolio. The assets of each Portfolio are required to be segregated on the Fund’s books of account.
SHAREHOLDER VOTING RIGHTS
All shares of the Fund have equal voting rights (except that Class A and Class B Shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan) and may be voted in the election of directors and on other matters submitted to the vote of shareholders. Under the Fund’s corporate charter, the Fund is not required to hold, and does not expect to hold, annual shareholders’ meetings. However, it will hold special meetings of shareholders as required or deemed desirable for such purposes as electing directors, changing fundamental policies or approving an investment management agreement. As permitted by Maryland law and the Fund’s corporate charter, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as fewer than a majority of the directors holding office have been elected by shareholders. Each member of the Board of Directors serves for a term of unlimited duration, subject to the right of the Board of Directors or the shareholders to remove such director. The Board of Directors has the power to alter the number of directors and to appoint successor directors, provided that, immediately after the appointment of any successor director, at least two-thirds of the directors have been elected by the shareholders of the Fund. However, if at any time less than a majority of the directors holding office has been elected by the shareholders, the directors are required to call a special meeting of shareholders for the purpose of electing directors to fill any existing vacancies in the Board. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors can elect all the directors. No amendment may be made to the Fund’s corporate charter without the affirmative vote of a majority of the outstanding shares of the Fund.
Shareholders will vote by Portfolio and not in the aggregate, except when voting in the aggregate is permitted under the laws of the State of Maryland and the Investment Company Act, such as for the election of directors, or when voting by class is appropriate.
In matters which only affect a particular Portfolio or class, the matter shall have been effectively acted upon by a majority vote of that Portfolio or class, even though: (i) the matter has not been approved by a majority vote of any other Portfolio or class; or (ii) the matter has not been approved by a majority vote of the Fund.
As used in the Prospectus and in this SAI, the phrase “majority vote” of a Portfolio or class (or of the Fund, as appropriate) means the vote of the lesser of (i) 67% of the shares of the Portfolio or class (Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio or class (Fund).
RETIREMENT PLANS
State Street Bank and Trust Company, a Massachusetts trust company provides the services required for Individual Retirement Plans (IRAs), Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans (SEPs), Savings Incentive Match Plans for Employees (SIMPLEs), Section 403(b) Plans and Qualified Pension and Profit Sharing Plans (“Keoghs”). An annual custodial fee of $20 per Social Security number (rather than per account), will be collected by redemption of shares or fractions thereof from each participant. The Adviser performs plan services for a portion of the fee and during the fiscal year ended July 31, 2010 received $130,808 for its services, of which $39,081 was remitted to State Street Bank and Trust Company. Unusual administrative responsibilities will be subject to such additional charges as will reasonably compensate the custodian for the service involved.

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Since a retirement investment program involves a commitment covering future years, it is important that the investor consider his or her needs and whether the investment objective of the Portfolio as described in the Prospectus is likely to fulfill them. Premature termination or curtailment of the plan may result in adverse tax consequences. Consultation with an attorney or other tax adviser regarding these plans is recommended. For further information regarding these plans, contact the Fund.
OTHER INFORMATION
Principal Holders of Securities
As of October 30, 2010, the following persons owned of record or beneficially more than 5% of the outstanding shares of a class of a Portfolio:

			Type of
Name/ Address	Portfolio – Class	% of Ownership	Ownership
STATE STREET BANK CUSTODIAN	HIGH GRADE BOND – Class A	6.35%	Beneficial
ROBISON CONSTRUCTION
QUAL CORP PENSION
C/O GARY ROBISON
BOX 91
ROOSEVELT UT 84066-0091

STATE STREET BANK CUSTODIAN	MONEY MARKET — Class A	10.95%	Record
NON DFI SIMPLE IRA DTD 01/01/2001
FBO JAMES A MOSTAD
G101 COUNTY ROAD 19 S
MINOT ND 58701

STATE STREET BANK CUSTODIAN	MONEY MARKET — Class A	6.00%	Record
SEP A/C BRUCE DINSLAGE
614 E 22ND STREET
SCHUYLER NE 68661-1019

STATE STREET BANK CUSTODIAN	MONEY MARKET — Class A	5.78%	Record
IRA A/C PATRICIA E EIYNCK
3782 SHANNON DR
HASTINGS MN 55033-8808

DAVID A STRAKA	MONEY MARKET — Class A	5.56%	Record
9179 DRAHOS TRL
BRAINERD MN 56401-5336

STATE STREET BANK CUSTODIAN	HIGH GRADE BOND — Class B	10.58%	Beneficial
ROBISON CONSTRUCTION
QUAL CORP PENSION
C/O GARY ROBISON
BOX 91
ROOSEVELT UT 84066-0091

ERIC TEGROOTENHUIS	HIGH GRADE BOND — Class B	6.71%	Record
1354 ERIC AVE
LARCHWOOD IA 51241-1700

ROBERT J HILES	MONEY MARKET — Class B	17.17%	Record
3236 CLARK RD
RICHMOND KS 66080-9123

STATE STREET BANK CUSTODIAN	MONEY MARKET — Class B	15.00%	Record
FBO JAMES A MOSTAD
G101 COUNTY ROAD 19 S
MINOT ND 58701

STATE STREET BANK CUSTODIAN	MONEY MARKET — Class B	11.11%	Record
FBO STEVEN JOHN HENDREN
50095 NW ARBOR AVENUE WEST
STANCHFIELD MN 55080-5101

STATE STREET BANK CUSTODIAN	MONEY MARKET — Class B	10.60%	Record
SERP A/C DONALD J SCHIFFER
990 TRESSA ST
DUBUQUE IA 52003-7845

STEVEN D CHAFFIN	MONEY MARKET — Class B	8.89%	Record
PO BOX 398
CADDO OK 74729-0398

STEVEN JOHN HENDREN	MONEY MARKET — Class B	7.11%	Record
50095 NW ARBOR AVENUE WEST
STANCHFIELD MN 55080-5101

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				Type of
Name/ Address	Portfolio – Class	% of Ownership		Ownership
STATE STREET BANK CUSTODIAN	MONEY MARKET — Class B	6.93%		Record
IRA A/C DAVID HUGG
762 ROAD 200
EMPORIA KS 66801-7616

STATE STREET BANK CUSTODIAN	MONEY MARKET — Class B	6.25%		Record
SERP A/C TOM RAHLFS
13449 SPRING RIDGE LOOP
BLAIR NE 68008-6714

WELLS FARGO BANK, NA	HIGH GRADE BOND — Class I	91.39	%**	Beneficial
FBO FARM BUREAU FINANCIAL SERVICES
13590302
PO BOX 1533
MINNEAPOLIS MN 55480-1533

WELLS FARGO BANK, NA	STRATEGIC YIELD — Class I	70.79	%**	Beneficial
FBO FARM BUREAU FINANCIAL SERVICES
13590303
PO BOX 1533
MINNEAPOLIS MN 55480-1533

FARM BUREAU LIFE INSURANCE CO*	STRATEGIC YIELD — Class I	15.05%		Record
5400 UNIVERSITY AVENUE
WEST DES MOINES IA 50266-5950

WELLS FARGO BANK, NA	MANAGED — Class I	73.55	%**	Beneficial
FBO FARM BUREAU FINANCIAL SERVICES
13590304
PO BOX 1533
MINNEAPOLIS MN 55480-1533

FARM BUREAU LIFE INSURANCE CO*	MONEY MARKET — Class I	36.34	%**	Record
5400 UNIVERSITY AVENUE
WEST DES MOINES IA 50266-5950

WELLS FARGO BANK, NA	BLUE CHIP — Class I	81.87	%**	Beneficial
FBO FARM BUREAU FINANCIAL SERVICES
13590305
PO BOX 1533
MINNEAPOLIS MN 55480-1533

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				Type of
Name/ Address	Portfolio – Class	% of Ownership		Ownership
WELLS FARGO BANK, NA	VALUE GROWTH — Class I	54.65	%**	Beneficial
FBO FARM BUREAU FINANCIAL SERVICES
13590308
PO BOX 1533
MINNEAPOLIS MN 55480-1533

EQUITRUST INVESTMENT MANAGEMENT SERVICES	VALUE GROWTH — Class I	14.82%		Record
5400 UNIVERSITY AVE
WEST DES MOINES IA 50266-5950

*	Farm Bureau Life Insurance Company is a wholly owned subsidiary of FBL Financial Group, Inc., an Iowa corporation.

**	These shareholders own a controlling interest in a class of a Portfolio. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Portfolio.
Custodian
JP Morgan Chase Bank, N.A., 3 Chase Metrotech Center, Brooklyn, NY 11245, currently serves as custodian of all cash and securities owned by the Fund. The custodian performs no managerial or policy-making functions for the Fund.
Independent Registered Public Accounting Firm
The Fund’s independent registered public accounting firm is Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309. The independent registered public accounting firm audits and reports on the Fund’s annual financial statements, reviews certain regulatory reports and performs other professional accounting, auditing and tax services when engaged to do so by the Fund.
Accounting Services
The Fund has entered into an accounting services agreement with the Adviser pursuant to which the Adviser performs accounting services for the Fund. In addition, the agreement provides that the Adviser shall calculate the Fund’s NAV in accordance with the Fund’s current Prospectus and shall prepare, for Fund approval and use, various tax returns and other reports. For such services, each Portfolio pays the Adviser an annual fee, payable monthly, of 0.05% of the Portfolio’s average daily net assets, with the annual fee payable by a Portfolio not to exceed $30,000. During the fiscal years ended July 31, 2010, 2009 and 2008, the aggregate amount of such fees paid to the Adviser were $86,085, $76,237, and $96,785 respectively.
Shareholder Service, Dividend Disbursing and Transfer Agent
The Adviser serves as the Fund’s shareholder service, transfer and dividend disbursing agent. The Adviser, in turn, has contracted with DST Systems, Inc. (“DST”), an unrelated party, to perform certain services incident to the maintenance of shareholder accounts. The Fund pays the Adviser an annual fee of $7.03 to $9.03 per account and miscellaneous activity fees plus out-of-pocket expenses, a portion of which is paid to DST. During the fiscal year ended July 31, 2010, the aggregate amount of such fees paid to the Adviser was $428,440, of which $395,380 was paid to DST.

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Code of Ethics
The Fund, Adviser and Distributor have adopted a joint Code of Ethics. Persons (as defined in the Code of Ethics) are permitted to make personal securities transactions (including transactions in securities that may be purchased or held by the Fund), subject to requirements and restrictions set forth in such Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as those of the Fund. The Code of Ethics also prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular after review by appropriate personnel.
Legal Matters
The firm of Vedder Price P.C., Chicago, Illinois, is counsel for the Fund and its independent directors.
Registration Statement
The Fund’s Prospectus and this SAI omit certain information contained in the Registration Statement, which the Fund has filed with the Commission under the 1933 Act, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement is available for inspection by the public at the Commission in Washington, D.C.
FINANCIAL STATEMENTS
The audited financial statements of the Fund, including the notes thereto, contained in the Annual Report to Shareholders of EquiTrust Series Fund, Inc. for the fiscal year ended July 31, 2010 are incorporated by reference. Shareholders receive the Fund’s audited annual report and the unaudited semi-annual report. Additional copies of such reports may be obtained without charge by contacting the Fund.

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APPENDIX A — MONEY MARKET INSTRUMENTS
The Money Market Portfolio invests in money market instruments maturing in thirteen months or less from the time of investment, including the instruments described below. In addition, the other Portfolios, subject to their respective investment objectives, may invest in certain money market instruments.
U.S. Government Securities: Bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.
U.S. Government Agency or Instrumentality Securities: Debt securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Although these securities are not direct obligations of the U.S. Government, some are supported by the full faith and credit of the U.S. Treasury, others are supported only by the limited right of the issuer to borrow from the U.S. Treasury, and others depend solely upon the credit of the agency or instrumentality and not the U.S. Treasury.
Obligations of Banks or Savings Institutions: Certificates of deposit, bankers’ acceptances and other short-term debt obligations of commercial banks or savings and loan associations. None of the Portfolios will invest in any instruments issued by a commercial bank unless the bank has total assets of at least $100 million and has its deposits insured by the Federal Deposit Insurance Corporation (“FDIC”). Similarly, the Portfolios will not invest in any instrument issued by a savings and loan association unless the savings and loan association has total assets of at least $100 million, has been issued a charter by the Office of Thrift Supervision (“OTS”) or was formerly a member of the Federal Home Loan Bank System and is now subject to regulation by the OTS, and is insured by the FDIC. However, the Portfolios may invest in an obligation of a bank or savings and loan association with assets of less than $100 million if the principal amount of such obligation is fully covered by FDIC insurance. The FDIC insures the deposits at banks and savings and loan associations up to $100,000 per investor. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, then the accrued interest in excess of $100,000 will not be insured.
Commercial Paper: Short-term unsecured promissory notes issued by corporations, primarily to finance short-term credit needs. The Portfolios will only invest in U.S. dollar-denominated instruments which the Adviser determines present minimal credit risks and which, at the time of acquisition, generally are:
1.	rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (“NRSROs”); or

2.	rated in one of the two highest rating categories by only one NRSRO if that NRSRO is the only NRSRO that has rated the instrument or issuer; or

3.	in the case of an unrated instrument, determined by the Adviser to be of comparable quality to either of the above; or

4.	issued by an issuer that has received a rating of the type described in 1 or 2 above on other securities that are comparable in priority and security to the instrument.
In addition, the Fund will invest in commercial paper issued by major corporations in reliance on the so-called “private placement” exemption from registration by Section 4(2) of the 1933 Act (“Section 4(2) paper”) subject to the above noted requirements with respect to ratings. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to an institutional investor such as the Fund, who agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Adviser considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, the paper will be treated as illiquid unless, pursuant to procedures approved by the Board of Directors, a particular investment in Section 4(2) paper is determined

A-1

to be liquid. The Adviser monitors the liquidity of the Fund’s investments in Section 4(2) paper on a continuing basis.
Other Corporate Debt Securities: Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which were not issued as short-term obligations but which have thirteen months or less remaining until maturity. The Portfolio will only invest in such obligations if the Adviser determines that they present minimal credit risk, are, at the time of acquisition, rated AA/Aa or better by Standard & Poor’s or Moody’s and are:
1.	determined by the Adviser to be of comparable quality to either 1 or 2 above; or

2.	issued by an issuer that has received a rating of the type described in 1 or 2 above on other short-term securities that are comparable in priority and security to the obligation.
Repurchase Agreements: See “INVESTMENT OBJECTIVES, POLICIES AND TECHNIQUES — Investment Strategies and Techniques — Repurchase Agreements” in the SAI.
Floating and Variable Rate Securities: The Portfolio may invest in instruments having rates of interest that are adjusted periodically or that float continuously or periodically according to formulas intended to minimize fluctuation in the value of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, a specified market rate such as a bank’s prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed rate obligations. Some Variable Rate Securities have a demand feature (“Variable Rate Demand Securities”) entitling the purchaser to resell the securities at an amount approximately equal to the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some specified market rate intended to minimize fluctuation in the value of the instruments. Some of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Portfolio determines the maturity of Variable Rate Securities in accordance with Commission rules which allow the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

A-2

APPENDIX B — QUALITY COMPOSITION OF BOND PORTFOLIOS
The tables below reflect the average composition by quality rating of the investment securities of the High Grade Bond Portfolio and the Strategic Yield Portfolio for the fiscal year ended July 31, 2010. Percentages are weighted averages based upon the portfolio composition at the end of each month during the year. The percentage of total assets represented by bonds rated by Moody’s and S&P is shown. The percentage of total assets represented by unrated bonds is also shown. Although not specifically rated by Moody’s or S&P, U.S. Government securities are reflected as Aaa and AAA (highest quality) for purposes of these tables. The category noted as “Cash and Other Assets” includes all assets other than the rated and unrated bonds reflected in the table including, without limitation, equity securities, preferred stocks, money market instruments, repurchase agreements and cash.
The allocations reflected in the tables do not necessarily reflect the view of the Adviser as to the quality of the bonds in the Portfolios on the date shown, and they are not necessarily representative of the composition of the Portfolios at other times. The composition of each Portfolio will change over time.
High Grade Bond Portfolio

	Percentage of		Percentage of
Moody’s Rating	Portfolio By	S&P Rating	Portfolio By S&P
Category	Moody’s Ratings	Category	Ratings
Aaa	34.99%	AAA	34.99%
Aa	4.27%	AA	6.72%
A	30.22%	A	31.81%
Baa	8.25%	BBB	3.56%
Not Rated	2.83%	Not Rated	0.01%
Cash and Other Assets	19.44%	Cash and Other Assets	22.91%

	100.00%		100.00%
Strategic Yield Portfolio

	Percentage of		Percentage of
Moody’s Rating	Portfolio By	S&P Rating	Portfolio By S&P
Category	Moody’s Ratings	Category	Ratings
Aaa	3.48%	AAA	3.48%
A	3.82%	A	1.94%
Baa	47.80%	BBB	51.46%
Ba	17.95%	BB	16.14%
B	10.52%	B	9.22%
Ca	2.24%	CCC	2.24%
Not Rated	1.19%	Not Rated	2.52%
Cash and Other Assets	13.00%	Cash and Other Assets	13.00%

	100.00%		100.00%
The description of each bond quality category set forth in the tables above is intended to be a general guide and not a definitive statement as to how Moody’s and S&P define such rating category. A more complete description of the rating categories is set forth under “APPENDIX C — DESCRIPTION OF CORPORATE BOND RATINGS.” The ratings of Moody’s and S&P represent their opinions as to the capacity to pay interest and

B-1

principal of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and do not evaluate market value risk. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced. Neither event would require a Portfolio to eliminate the obligation from its portfolio. An issue may be unrated simply because the issuer chose not to have it rated, and not necessarily because it is of lower quality. Unrated issues may be less marketable.

B-2

APPENDIX C — DESCRIPTION OF CORPORATE BOND RATINGS
Moody’s Investors Services, Inc.

Aaa:	Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be anticipated are unlikely to impair the fundamentally strong position of such issues.

Aa:	Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

A:	Bonds that are rated A possess many favorable investment attributes and may be considered as upper medium-grade obligations. This rating indicates an extremely strong capacity to pay principal and interest which is considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:	Bonds rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:	Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be only moderate and thereby not well-safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:	Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:	Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:	Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

NR:	Not rated.

C-1

Standard & Poor’s Corporation

AAA:	Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA:	Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A:	Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:	Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB-B-CCC-CC:	Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D:	Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (–): The ratings from “AA” to “BB” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:	Not rated.
Description of Commercial Paper Ratings
Moody’s Investors Services, Inc.

P-1:	The rating P-1 is the highest commercial paper rating assigned by Moody’s and indicates that, in Moody’s opinion, the issuer or supporting institution has a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well-established industries, (2) high rates of return on funds employed, (3) conservative capitalization structures with moderate reliance on debt and ample asset protection, (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation and (5) well- established access to a range of financial markets and assured sources of alternate liquidity.

P-2:	The rating P-2 indicates that, in Moody’s opinion, the issuer or supporting institution has a strong ability for repayment of senior short-term debt obligations. Strong ability for repayment will normally be evidenced by many of the characteristics listed under the description of “P-1.” Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

C-2

Standard & Poor’s Corporation

A-1:	This designation indicates that the degree of safety regarding timely payment of debt having an original maturity of no more than 365 days is either overwhelming or very strong.

A-2:	This designation indicates that capacity for timely payment of debt having an original maturity of no more than 365 days is strong; however, the relative degree of safety is not as high as for issues designated “A-1.”

C-3

EQUITRUST INVESTMENT MANAGEMENT SERVICES, INC.
PROXY VOTING POLICIES AND PROCEDURES
APPENDIX D — PROXY VOTING POLICIES AND PROCEDURES
POLICY
EquiTrust Investment Management Services, Inc. (the “Adviser”) acts as discretionary investment adviser to various clients, including EquiTrust Series Fund and EquiTrust Variable Insurance Series Fund (collectively referred to as “EquiTrust Mutual Funds”). The Adviser will exercise voting authority with respect to client securities as part of its investment advisory function, unless a client has retained voting authority pursuant to the client’s advisory contract with the Adviser. The Adviser will exercise voting authority with respect to securities held by EquiTrust Mutual Funds.
The Adviser’s policy is to vote proxies in the best interests of clients. In pursuing this policy, the Adviser votes in a manner that is intended to maximize the value of client assets. The Adviser seeks to align the interests of management of the companies in which it invests with the interests of clients. The Adviser has established procedures and guidelines, described below, that are intended to implement the Adviser’s proxy voting policy.
PROCEDURES
Mr. Douglas G. Higgins, Securities Vice President is responsible for monitoring corporate actions. Mr. Higgins is also responsible for ensuring that all proxies are voted in a timely manner and are voted consistently across client accounts.
Mr. Charles T. Happel, Vice President-Investments, is responsible for monitoring for conflicts of interest between the Adviser (and/or its affiliated persons) and its clients, including EquiTrust Mutual Funds and their respective shareholders/contract owners. Such a conflict may arise when the Adviser has a business relationship with (or is actively soliciting business from) the company soliciting proxies or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. All employees are responsible for notifying Mr. Happel with respect to any conflict of interest of which they become aware.
Mr. Higgins will vote all proxies in accordance with the guidelines described below, unless there is a conflict of interest. The following matters will be referred to the Investment Committee for instructions: (1) matters where the application of the guidelines is unclear; (2) matters which are not covered by the guidelines; and (3) matters where the guidelines call for case-by-case review. The Investment Committee will formulate a recommendation on such matters in accordance with the Adviser’s goal to maximize the value of client assets. The Investment Committee will provide voting instructions on such matters to Mr. Higgins who will vote in accordance with those instructions. (The Investment Committee is comprised of directors/officers of the Adviser as identified in its most recent Authorities and Titles Memorandum.)

GUIDELINES
Management Proposals
Absent unusual circumstances, the Adviser will vote for the following management proposals that have been approved and recommended by the company’s board of directors:
•	Ratification of appointment of independent auditors

•	General updating/corrective amendments to charter

•	Increase in common stock authorization for stock split or stock dividend

•	Stock splits

•	Stock option plans that are incentive-based, not excessive and do not permit re-pricing

•	Uncontested election of directors where a majority of board is independent

•	Elimination of preemptive rights

•	Director’s liability and indemnification proposals that conform with applicable state law

•	Adoption of anti-greenmail provisions

•	Reductions in supermajority voting requirements
Absent special circumstances, the Adviser will vote against the following management proposals:
•	Elimination of cumulative voting

•	Classified board of directors

•	Imposition of supermajority voting requirements

•	Capitalization changes which add “blank check” stock or dictate the voting interests of existing shareholders
Mergers, acquisitions and other corporate transactions, anti-takeover provisions, executive compensation and all other management proposals not described above will be voted on a case-by-case basis at the discretion of the portfolio manager.

Shareholder Proposals
The Adviser will vote for a shareholder proposal if it is a proposal included in the list of proposals the Adviser would vote for if management proposed it. Otherwise, the Adviser will vote on a case-by-case basis at the discretion of the portfolio manager.
Foreign Issuers
The Adviser will vote proxies with respect to foreign issuers in accordance with the above guidelines, unless the issuer is in a country where “share blocking” is practiced. If “share blocking” is practiced, the shares may not be voted unless the appropriate portfolio manager consents. If the portfolio manager does not consent, the shares will not be voted.
CONFLICTS OF INTEREST
The Adviser operates separately from other companies affiliated with FBL Financial Group. As a result, there may be actual or potential conflicts of interest involving an affiliated company or companies of which the Adviser is unaware. Such conflicts will not be considered conflicts of interest covered by these Policies and Procedures. Accordingly, the Adviser will address actual or potential conflicts of interest of which it is aware in one of the following manners:
•	obtain the consent of the client or the Board of EquiTrust Mutual Funds, as applicable, before voting in accordance with the guidelines described above or the recommendation of the Investment Committee;

•	refer the matter to a third party proxy voting service; or

•	the Investment Committee will prepare a report that (1) describes the conflict of interest; (2) discusses procedures used to address such conflict of interest; (3) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (4) confirms that the recommendation was made solely on the investment merits and without regard to any other consideration. The Investment Committee will forward such report to Mr. Higgins so that the affected proxies may be voted in accordance with such report.
In any event, the Adviser will report to the Board of EquiTrust Mutual Funds regarding any conflicts of interest with respect to EquiTrust Mutual Funds, including how the conflict was resolved, at the next regularly scheduled Board meeting.
RECORDKEEPING
General
The Adviser will maintain the following records:
•	these Policies and Procedures, including any amendments;

•	proxy statements received regarding client securities (provided, however, that the Adviser may rely on the Securities and Exchange Commission’s (the “SEC”) EDGAR system if the company filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Adviser with an undertaking to provide a copy of the proxy statement promptly upon request);

•	records of each vote cast on behalf of a client (provided, however, that the Adviser may rely on a third party subject to the undertaking requirement);

•	documents prepared by the Adviser that were material to making a voting decision or that memorialized the basis for the decision; and

•	records of written client requests for proxy voting information and the Adviser’s written response to written and oral client requests.
The Adviser will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Adviser.
Mutual Funds
With respect to proxies voted on behalf of EquiTrust Mutual Funds, the Adviser will compile (or will coordinate with a third party to compile) for each portfolio of EquiTrust Mutual Funds, as applicable, for each matter with respect to which the portfolio was entitled to vote, the information required to be included in Form N-PX for each 12-month period ending June 30 in order to assist EquiTrust Mutual Funds in filing Form N-PX with the SEC by August 31 of each year.
DISCLOSURE
The Adviser will describe in its brochure these Policies and Procedures and indicate that these Policies and Procedures are available to clients upon request. The Adviser will also advise clients in its brochure how they may obtain information on how their securities were voted.

EQUITRUST SERIES FUND, INC.
PART C
OTHER INFORMATION
(a)	(1)	Articles of Incorporation (1)

	(2)	Articles of Amendment which became effective in 1977 and 1978 (1)

	(3)	Articles of Amendment which became effective on November 30, 1987 (1)

	(4)	Articles Supplementary to the Charter which became effective on December 1, 1987 (5)

	(5)	Articles of Amendment which became effective on November 22, 1991 (1)

	(6)	Articles Supplementary to the Charter which became effective on November 25, 1991 (1)

	(7)	Articles Supplementary to the Charter which became effective on December 1, 1996 (2)

	(8)	Articles of Amendment which became effective on December 1, 1997 (3)

	(9)	Articles Supplementary to the Charter which became effective on December 1, 1997 (3)

	(10)	Articles of Amendment which became effective on May 1, 1998 (4)

	(11)	Articles Supplementary to the Charter which became effective on May 16, 2002 (9)

	(12)	Articles of Amendment which became effective on August 26, 2003 (10)

	(13)	Articles Supplementary to the Charter which became effective on August 18, 2005 (12)

(b)	(1)	By-laws, as amended (1)

	(2)	By-laws, as amended August 15, 1996 (2)
(c)	Inapplicable.
(d)	(1)	Investment Advisory and Management Services Agreement dated November 11, 1987 (1)
		(i)	Amendment to Management Fee Schedule dated December 1, 1996 (2)

		(ii)	Investment Advisory and Management Services Agreement, as amended and restated June 25 and July 3, 2003 (10)

(e)	(1)	(i)	Underwriting Agreement dated December 31, 1983 (1)
(ii)	Underwriting Agreement, as amended and restated December 1, 2002 (9)

(iii)	Underwriting Agreement, dated December 1, 2003 (10)

(iv)	Underwriting Agreement, as amended and restated December 1, 2005. (13)
(2)	Dealer Agreement (10)
(3)	(i)	Administrative Services Agreement dated November 25, 1991 (1)

	(ii)	Administrative Services Agreement, as amended and restated as of December 1, 1997 (3)

	(iii)	Administrative Services Agreement, as amended and restated December 1, 2002 (9)

	(iv)	Administrative Services Agreement, dated December 1, 2003 (10)

	(v)	Administrative Services Agreement, as amended and restated December 1, 2005 (12)
(f)	Inapplicable

(g)	Custodian Agreement dated August 23, 2005 (13)

(h)	(1)	Fidelity Bond Joint Insureds Agreement (17)

(2)	Joint Insureds D&O and E&O Agreement (17)

(3)	(i)	Accounting Services Agreement (1)

	(ii)	Accounting Services Agreement, as amended and restated December 1, 2002 (9)

(4)	(i)	Shareholder Service, Dividend Distributing and Transfer Agent Agreement dated September 1, 1995 (1)

	(ii)	Exhibit A to Shareholder Service, Dividend Disbursing and Transfer Agent Agreement (8)

	(iii)	Shareholder Service, Dividend Distributing and Transfer Agent Agreement, as amended and restated December 1, 2002 (9)

	(iv)	Exhibit A to Shareholder Service, Dividend Disbursing and Transfer Agent Agreement, as amended January 1, 2004 (10)

*(i)	Consent and Opinion of Vedder Price P.C.

*(j)	Consent of Ernst & Young LLP

(k)	Inapplicable

(l)	Inapplicable
(m)	(i)	Distribution and Shareholder Servicing Plan and Agreement dated as of December 1, 1987 (1)

	(ii)	Distribution and Shareholder Servicing Plan and Agreement dated December 1, 1987, as amended November 25, 1991 (1)

	(iii)	Distribution Plan and Agreement, amended as of December 1, 1997 (3)

	(iv)	Distribution Plan and Agreement, as amended and restated December 1, 2002 (9)

	(v)	Distribution Plan and Agreement, as amended and restated December 1, 2003 (10)

	(vi)	Distribution Plan and Agreement, as amended and restated December 1, 2005 (12)

(n)	(i)	Multiple Class Plan adopted pursuant to Rule 18f-3 (3)

	(ii)	Multiple Class Plan adopted pursuant to Rule 18f-3, as amended and restated December 1, 2005 (12)
(o)	Reserved

(p)	Code of Ethics (16)

(q)	Powers of Attorney (16)

(1)	Incorporated by reference from Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on or about December 1, 1995.

(2)	Incorporated by reference from Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on November 27, 1996.

(3)	Incorporated by reference from Post-Effective Amendment No. 34 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 25, 1997.

(4)	Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 25, 1998.

(5)	Incorporated by reference from Post-Effective Amendment No. 36 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on September 30, 1999.

(6)	Incorporated by reference from Post-Effective Amendment No. 37 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 30, 1999.

(7)	Incorporated by reference from Post-Effective Amendment No. 38 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 29, 2000.

(8)	Incorporated by reference from Post-Effective Amendment No. 39 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 30, 2001.

(9)	Incorporated by reference from Post-Effective Amendment No. 40 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 27, 2002.

(10)	Incorporated by reference from Post-Effective Amendment No. 41 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 25, 2003.

(11)	Incorporated by reference from Post-Effective Amendment No. 42 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 30, 2004.

(12)	Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on September 8, 2005.

(13)	Incorporated by reference from Post-Effective Amendment No. 44 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 30, 2005.

(14)	Incorporated by reference from Post-Effective Amendment No. 46 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 30, 2007.

(15)	Incorporated by reference from Post-Effective Amendment No. 47 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 26, 2008.

(16)	Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement under the Securities Act of 1933 on Form N-1A, filed on November 25, 2009.

(17)	Incorporated by reference from Post-Effective Amendment No. 49 to the Registration Statement under the Securities Act of 1933 on Form N-1A, filed on September 30, 2010.

*	Filed herewith

Item 29. Persons Controlled by or under Common Control with Registrant.
     Inapplicable.
Item 30. Indemnification.
     The Maryland Code, Corporations and Associations, Section 2-418, provides for indemnification of directors, officers, employees and agents. Article XVI of the Registrant’s Articles of Incorporation restricts indemnification for any officer or director in cases of willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of their offices. Article XV of the Registrant’s By-Laws provides for indemnification of officers under certain circumstances.
     The Investment Advisory and Management Services Agreement between the Registrant and EquiTrust Investment Management Services, Inc. (“EquiTrust”) provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of EquiTrust, EquiTrust shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which such Agreement relates.
     In addition, the Registrant maintains a directors and officers “errors and omissions” liability insurance policy under which the Registrant and its directors and officers are named insureds.
Item 31. Business and Other Connections of Investment Adviser.
     Registrant’s investment adviser is EquiTrust Investment Management Services, Inc. In addition to its services to Registrant as investment adviser, and shareholder service, transfer and dividend disbursing agent, all as set forth in parts A and B of this Registration Statement on Form N-1A, EquiTrust acts as adviser and shareholder service, transfer and dividend disbursing agent for EquiTrust Variable Insurance Series Fund, a diversified open-end series management investment company.
     The principal executive officers and directors of EquiTrust are Charles T. Happel, President; James E. Hohmann, Chief Executive Officer; James P. Brannen, Chief Financial Officer and Treasurer; Kevin Slawin, Executive Vice President, Marketing and Distribution; Richard J. Kypta, Executive Vice President; David T. Sebastian, Vice President; Chris Shryack, Vice President; Lori K. Geadelmann, Chief Compliance Officer; and David A. McNeill, General Counsel. A description of their services as officers and employees of FBL Financial Group, Inc. and its affiliates is incorporated herein by reference to Part B — Statement of Additional Information of this Registration Statement on Form N-1A. Mr. Brannen also serves as Chief Financial Officer and Treasurer of EquiTrust Marketing Services, LLC, and Chief Financial Officer and Chief Administrative Officer for other affiliates of the foregoing. Mr. Sebastian also serves as President of EquiTrust Marketing Services, LLC and Vice President — Sales and Marketing for other affiliates of the foregoing.
Item 32. Principal Underwriter.
     (a) EquiTrust Marketing Services, LLC, the principal underwriter for Registrant, also acts as the underwriter for EquiTrust Variable Insurance Series Fund, a diversified, open-end series management investment company.
     (b) The principal business address of each director and principal officer of the principal underwriter is 5400 University Avenue, West Des Moines, Iowa 50266.

Positions and Offices with the
Name	Underwriter	Positions and Offices with the Fund
Chris Shryack	President	None

James E. Hohmann	Chief Executive Officer	Vice President

James P. Brannen	Chief Financial Officer and Treasurer	Chief Financial Officer and Treasurer

Charles T. Happel	Executive Vice President, Chief Investment Officer	Executive Vice President, Chief Investment Officer

Kevin Slawin	Executive Vice President, Marketing and Distribution	None

Richard J. Kypta	Executive Vice President	Executive Vice President

Positions and Offices with the
Name	Underwriter	Positions and Offices with the Fund
David T. Sebastian	Vice President	None

David A. McNeill	General Counsel	General Counsel

Robert A. Simons	Assistant General Counsel, Securities	None

Kristi Rojohn	Investment Compliance Vice President and Secretary	Chief Executive Officer and Secretary

Deborah K. Peters	Chief Compliance Officer, Broker/Dealer Compliance Vice President	None

Lisa Altes	Director, Mutual Fund Sales	None

Rob Ruisch	Mutual Funds Accounting Director	Mutual Funds Accounting Director

Barbara A. Bennett	Director, Treasury Services	None

Thomas J. Faulconer	Indiana OSJ Principal	None

Jennifer Morgan	Assistant Secretary	Chief Compliance Officer and Assistant Secretary

Lillie Peshel	Assistant Secretary	Assistant Secretary

Sara Tamisiea	Assistant Secretary	Assistant Secretary

Jodi Winslow	Assistant Secretary	Assistant Secretary

(c)	Inapplicable.
Item 33. Location of Accounts and Records.
     All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrant, the offices of the Adviser, EquiTrust Investment Management Services, Inc., and the offices of the principal underwriter, EquiTrust Marketing Services, LLC, 5400 University Avenue, West Des Moines, Iowa 50266.
Item 34. Management Services.
     Inapplicable.
Item 35. Undertakings.
     Inapplicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines and State of Iowa, on the 30th day of November, 2010.

EquiTrust Series Fund, Inc.
By:	/s/ Craig A. Lang
Craig A. Lang
President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Craig A. Lang Craig A. Lang	President and Director (Principal Executive Officer)	November 30, 2010

/s/ James P. Brannen James P. Brannen	Chief Financial Officer and Treasurer (Principal Financial & Accounting Officer)	November 30, 2010

/s/ Erwin H. Johnson Erwin H. Johnson*	Director	November 30, 2010

/s/ Kenneth Kay Kenneth Kay*	Director	November 30, 2010

/s/ Steven W. Plate Steven W. Plate*	Director	November 30, 2010

/s/ James D. Wallace James D. Wallace*	Director	November 30, 2010

/s/ Erlin J. Weness Erlin J. Weness*	Director	November 30, 2010

*By:	/s/ Kristi Rojohn Kristi Rojohn
Attorney-in-Fact, Pursuant to
Power of Attorney